UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Advisor Series Short-Term
Credit Fund

November 30, 2015

1.9863258.100

ASS1-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 2.6%
American Honda Finance Corp.:
0.95% 5/5/17	$ 715,000	$ 712,150
1.125% 10/7/16	272,000	272,642
Daimler Finance North America LLC:
1.375% 8/1/17 (c)	358,000	355,187
1.45% 8/1/16 (c)	311,000	311,517
1.65% 3/2/18 (c)	179,000	177,498
1.65% 5/18/18 (c)	500,000	494,330
General Motors Financial Co., Inc. 2.4% 4/10/18	799,000	795,550
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (c)	358,000	345,618
1.65% 5/22/18 (c)	500,000	472,464
Volkswagen International Finance NV 2.125% 11/20/18 (c)	500,000	471,453
		4,408,409
Media - 2.4%
CBS Corp. 2.3% 8/15/19	100,000	99,541
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (c)	200,000	201,035
COX Communications, Inc. 6.25% 6/1/18 (c)	89,000	96,078
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	858,000	868,189
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	1,000,000	1,002,977
Thomson Reuters Corp. 0.875% 5/23/16	95,000	94,999
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	707,800
Time Warner, Inc. 6.875% 6/15/18	500,000	561,477
Viacom, Inc. 2.2% 4/1/19	179,000	176,364
Walt Disney Co. 1.1% 12/1/17	174,000	174,038
		3,982,498
TOTAL CONSUMER DISCRETIONARY		8,390,907
CONSUMER STAPLES - 4.7%
Beverages - 0.4%
Heineken NV 1.4% 10/1/17 (c)	99,000	98,807
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	476,000	480,598
		579,405
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
CVS Health Corp.:
1.9% 7/20/18	$ 171,000	$ 171,992
2.25% 12/5/18	500,000	505,517
2.25% 8/12/19	500,000	502,562
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	46,000	45,846
		1,225,917
Food Products - 2.0%
General Mills, Inc.:
0.875% 1/29/16	173,000	173,026
1.4% 10/20/17	447,000	446,988
5.7% 2/15/17	500,000	526,394
H.J. Heinz Co. 1.6% 6/30/17 (c)	350,000	350,346
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,113,058
Tyson Foods, Inc. 2.65% 8/15/19	679,000	683,913
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	121,000	121,337
		3,415,062
Tobacco - 1.6%
BAT International Finance PLC:
1.85% 6/15/18 (c)	500,000	500,895
2.75% 6/15/20 (c)	500,000	506,389
Imperial Tobacco Finance PLC 2.05% 2/11/18 (c)	200,000	200,205
Philip Morris International, Inc. 1.25% 8/11/17	322,000	322,659
Reynolds American, Inc.:
2.3% 6/12/18	578,000	585,365
3.25% 6/12/20	235,000	240,742
6.75% 6/15/17	294,000	315,749
		2,672,004
TOTAL CONSUMER STAPLES		7,892,388
ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	102,000	101,761
Noble Holding International Ltd. 4% 3/16/18	12,000	11,334
Petrofac Ltd. 3.4% 10/10/18 (c)	322,000	314,936
		428,031
Oil, Gas & Consumable Fuels - 5.3%
BG Energy Capital PLC 2.875% 10/15/16 (c)	241,000	244,006
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.375% 5/10/18	$ 1,195,000	$ 1,186,758
2.248% 11/1/16	236,000	238,714
2.521% 1/15/20	500,000	504,676
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	72,691
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (c)	237,000	235,746
ConocoPhillips Co. 1.5% 5/15/18	1,370,000	1,362,099
Enbridge, Inc.:
0.779% 6/2/17 (d)	317,000	310,726
0.9755% 10/1/16 (d)	447,000	444,054
Enterprise Products Operating LP:
1.65% 5/7/18	424,000	418,463
2.55% 10/15/19	35,000	34,587
Marathon Petroleum Corp. 3.5% 3/1/16	304,000	305,895
Petro-Canada 6.05% 5/15/18	179,000	194,523
Petrobras Global Finance BV:
2% 5/20/16	358,000	351,628
3.25% 3/17/17	268,000	250,580
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	206,000	204,970
Petroleos Mexicanos 3.125% 1/23/19	30,000	29,654
Phillips 66 Co. 2.95% 5/1/17	116,000	118,217
Schlumberger Investment SA 1.25% 8/1/17 (c)	268,000	266,528
Shell International Finance BV 2.125% 5/11/20	266,000	265,129
Southwestern Energy Co. 3.3% 1/23/18	69,000	65,904
Spectra Energy Partners, LP 2.95% 6/15/16	56,000	56,392
Total Capital International SA 1% 1/10/17	537,000	536,661
TransCanada PipeLines Ltd.:
1.0066% 6/30/16 (d)	716,000	715,795
1.625% 11/9/17	200,000	199,560
1.875% 1/12/18	358,000	358,217
		8,972,173
TOTAL ENERGY		9,400,204
FINANCIALS - 32.5%
Banks - 15.3%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	208,000	206,960
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
2% 1/11/18	$ 2,191,000	$ 2,199,508
2.6% 1/15/19	4,350,000	4,398,027
Bank of Montreal 1.4% 4/10/18	700,000	695,417
Bank of Nova Scotia 1.375% 12/18/17	191,000	190,350
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	393,000	393,436
1.45% 9/8/17 (c)	250,000	248,000
1.55% 9/9/16 (c)	205,000	205,849
1.7% 3/5/18 (c)	358,000	355,513
Barclays Bank PLC 5% 9/22/16	358,000	369,225
Barclays PLC 2% 3/16/18	850,000	846,949
BNP Paribas 2.375% 9/14/17	370,000	374,044
Capital One NA 2.35% 8/17/18	500,000	500,242
Citigroup, Inc.:
1.2799% 7/25/16 (d)	358,000	358,882
1.3% 11/15/16	314,000	314,478
1.55% 8/14/17	895,000	893,449
1.7% 4/27/18	500,000	497,897
1.8% 2/5/18	351,000	350,795
1.85% 11/24/17	179,000	179,087
2.15% 7/30/18	300,000	301,776
2.4% 2/18/20	241,000	240,318
2.5% 9/26/18	300,000	304,359
2.5% 7/29/19	175,000	176,525
Citizens Bank NA:
1.6% 12/4/17	358,000	354,220
2.45% 12/4/19	270,000	266,292
Commonwealth Bank of Australia 1.125% 3/13/17	384,000	383,866
Credit Suisse New York Branch:
0.8967% 5/26/17 (d)	358,000	356,746
1.375% 5/26/17	895,000	892,754
1.7% 4/27/18	350,000	348,993
1.75% 1/29/18	358,000	357,634
Discover Bank:
2% 2/21/18	447,000	444,820
2.6% 11/13/18	500,000	501,826
Fifth Third Bancorp 4.5% 6/1/18	223,000	235,886
Fifth Third Bank 2.15% 8/20/18	228,000	229,468
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc.:
1.5% 11/13/17	$ 179,000	$ 178,408
1.7% 3/5/18	216,000	215,575
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	449,056
JPMorgan Chase & Co. 2% 8/15/17	358,000	360,432
La Caisse Centrale 1.75% 1/29/18 (c)	268,000	266,322
Lloyds Bank PLC 1.75% 3/16/18	268,000	267,900
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (c)	268,000	266,720
Mizuho Bank Ltd.:
0.7755% 9/25/17 (c)(d)	358,000	356,820
1.55% 10/17/17 (c)	587,000	584,453
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	50,693
Nordea Bank AB 1.875% 9/17/18 (c)	200,000	199,561
Regions Financial Corp. 2% 5/15/18	496,000	493,902
Royal Bank of Canada 2.2% 7/27/18	179,000	181,066
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (d)	393,000	392,586
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	447,000	446,177
1.75% 1/16/18	358,000	357,215
SunTrust Banks, Inc. 3.5% 1/20/17	259,000	264,571
Wells Fargo & Co. 2.15% 1/15/19	1,000,000	1,006,353
Westpac Banking Corp. 2% 8/14/17	402,000	405,658
		25,717,059
Capital Markets - 7.7%
Deutsche Bank AG London Branch 1.4% 2/13/17	895,000	891,545
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	625,753
2.375% 1/22/18	1,893,000	1,917,181
2.55% 10/23/19	180,000	181,757
2.625% 1/31/19	268,000	272,855
JPMorgan Chase & Co. 1.7% 3/1/18	4,179,000	4,174,391
Lazard Group LLC 6.85% 6/15/17	5,000	5,333
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,187,605
5.45% 1/9/17	608,000	635,186
UBS AG Stamford Branch:
1.0264% 3/26/18 (d)	1,000,000	998,091
1.375% 6/1/17	500,000	498,426
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
1.375% 8/14/17	$ 352,000	$ 350,705
1.8% 3/26/18	256,000	256,280
		12,995,108
Consumer Finance - 3.9%
American Express Credit Corp.:
1.125% 6/5/17	447,000	445,248
2.8% 9/19/16	173,000	175,555
Discover Financial Services 6.45% 6/12/17	563,000	599,448
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	354,792
2.145% 1/9/18	1,858,000	1,851,497
2.24% 6/15/18	701,000	696,967
3% 6/12/17	528,000	534,400
Hyundai Capital America:
1.45% 2/6/17 (c)	250,000	248,942
2% 3/19/18 (c)	179,000	177,361
2.125% 10/2/17 (c)	265,000	264,450
2.875% 8/9/18 (c)	127,000	128,684
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	993,247
1.6% 7/13/18	65,000	64,988
Synchrony Financial 1.875% 8/15/17	42,000	41,902
		6,577,481
Diversified Financial Services - 0.5%
AIG Global Funding 1.65% 12/15/17 (c)	268,000	268,445
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	238,000	239,906
Berkshire Hathaway, Inc. 1.55% 2/9/18	198,000	198,542
IntercontinentalExchange, Inc. 2.75% 12/1/20	58,000	58,190
McGraw Hill Financial, Inc. 2.5% 8/15/18 (c)	116,000	116,794
		881,877
Insurance - 3.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	111,282
AFLAC, Inc. 2.4% 3/16/20	500,000	502,674
American International Group, Inc.:
2.3% 7/16/19	432,000	432,086
5.85% 1/16/18	221,000	239,616
Aon Corp.:
3.125% 5/27/16	223,000	225,409
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 170,000	$ 186,910
Assurant, Inc. 2.5% 3/15/18	600,000	604,144
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	212,787
MetLife, Inc.:
1.756% 12/15/17 (d)	83,000	83,334
1.903% 12/15/17 (d)	36,000	36,230
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	716,000	717,339
1.5% 1/10/18 (c)	458,000	456,871
New York Life Global Funding 1.55% 11/2/18 (c)	330,000	328,118
Pricoa Global Funding I:
1.15% 11/25/16 (c)	196,000	196,181
1.9% 9/21/18 (c)	300,000	300,410
Principal Life Global Funding II:
2.2% 4/8/20 (c)	430,000	426,614
2.25% 10/15/18 (c)	500,000	504,217
Prudential Financial, Inc. 2.3% 8/15/18	565,000	569,871
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	51,000	51,417
		6,185,510
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc. 3.7% 11/15/18	500,000	519,709
DDR Corp. 9.625% 3/15/16	59,000	60,355
ERP Operating LP 2.375% 7/1/19	114,000	114,417
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	60,974
4.7% 9/15/17	500,000	523,992
Select Income REIT 2.85% 2/1/18	86,000	86,054
		1,365,501
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 6% 4/1/16	300,000	304,320
Mack-Cali Realty LP 2.5% 12/15/17	137,000	135,966
Ventas Realty LP:
1.25% 4/17/17	88,000	87,472
1.55% 9/26/16	51,000	51,162
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 124,000	$ 123,883
Washington Prime Group LP 3.85% 4/1/20	259,000	262,270
		965,073
TOTAL FINANCIALS		54,687,609
HEALTH CARE - 4.4%
Biotechnology - 1.7%
AbbVie, Inc.:
1.75% 11/6/17	333,000	334,174
1.8% 5/14/18	962,000	960,897
2.5% 5/14/20	273,000	271,304
Amgen, Inc.:
1.25% 5/22/17	356,000	355,070
2.2% 5/22/19	750,000	749,609
Celgene Corp. 2.125% 8/15/18	168,000	168,619
		2,839,673
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	246,549
Medtronic, Inc. 1.5% 3/15/18	296,000	296,992
Zimmer Biomet Holdings, Inc. 2% 4/1/18	340,000	339,189
		882,730
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,065
Express Scripts Holding Co. 1.25% 6/2/17	445,000	442,540
UnitedHealth Group, Inc. 1.9% 7/16/18	326,000	328,658
WellPoint, Inc. 1.875% 1/15/18	115,000	115,304
		937,567
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	55,000	54,886
2.15% 12/14/18	83,000	82,998
		137,884
Pharmaceuticals - 1.6%
Actavis Funding SCS:
1.416% 3/12/18 (d)	447,000	448,383
2.35% 3/12/18	858,000	865,791
3% 3/12/20	149,000	150,875
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC 1.5% 10/6/17 (c)	$ 372,000	$ 372,469
Mylan, Inc. 1.35% 11/29/16	65,000	64,587
Zoetis, Inc.:
1.15% 2/1/16	175,000	175,064
1.875% 2/1/18	531,000	526,557
3.45% 11/13/20	47,000	47,371
		2,651,097
TOTAL HEALTH CARE		7,448,951
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	177,000	173,703
Lockheed Martin Corp. 1.85% 11/23/18	500,000	500,679
		674,382
Industrial Conglomerates - 0.4%
Danaher Corp. 1.65% 9/15/18	396,000	396,653
Roper Industries, Inc. 2.05% 10/1/18	214,000	212,700
		609,353
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	88,000	86,698
2.625% 9/4/18	180,000	178,493
		265,191
TOTAL INDUSTRIALS		1,548,926
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	304,000	303,207
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,188
6.55% 10/1/17	604,000	656,770
		1,000,165
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
The Western Union Co.:
2.875% 12/10/17	$ 199,000	$ 202,119
3.65% 8/22/18	388,000	399,389
		601,508
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (c)	500,000	501,709
TOTAL INFORMATION TECHNOLOGY		2,103,382
MATERIALS - 1.5%
Chemicals - 1.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (c)	1,120,000	1,110,738
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,378
1.55% 1/12/18	858,000	850,458
		2,066,574
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2705% 4/15/16 (c)(d)	210,000	209,144
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	107,398
Rio Tinto Finance (U.S.A.) PLC 1.1743% 6/17/16 (d)	179,000	179,128
		495,670
TOTAL MATERIALS		2,562,244
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,194,177
2.375% 11/27/18	500,000	506,609
2.45% 6/30/20	186,000	182,944
2.95% 5/15/16	214,000	216,012
BellSouth Corp. 4.821% 4/26/16 (c)(d)	500,000	507,291
British Telecommunications PLC:
1.25% 2/14/17	500,000	498,761
1.625% 6/28/16	330,000	331,069
2.35% 2/14/19	886,000	889,478
CenturyLink, Inc. 5.15% 6/15/17	196,000	201,880
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	$ 216,000	$ 217,633
5.75% 3/23/16	358,000	363,320
Verizon Communications, Inc.:
1.35% 6/9/17	1,278,000	1,278,741
2% 11/1/16	488,000	492,088
2.5% 9/15/16	671,000	678,645
3.65% 9/14/18	500,000	527,047
		8,085,695
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV:
1.336% 9/12/16 (d)	214,000	213,991
2.375% 9/8/16	274,000	276,196
Vodafone Group PLC:
1.5% 2/19/18	1,179,000	1,174,457
1.625% 3/20/17	258,000	258,587
		1,923,231
TOTAL TELECOMMUNICATION SERVICES		10,008,926
UTILITIES - 5.2%
Electric Utilities - 3.4%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	271,999
Cleveland Electric Illuminating Co. 5.7% 4/1/17	200,000	207,912
Duke Energy Corp.:
0.704% 4/3/17 (d)	320,000	319,275
1.625% 8/15/17	457,000	457,830
2.1% 6/15/18	1,000,000	1,008,177
Eversource Energy 1.45% 5/1/18	52,000	51,230
Exelon Corp.:
1.55% 6/9/17	35,000	34,902
2.85% 6/15/20	51,000	51,131
FirstEnergy Corp. 2.75% 3/15/18	576,000	578,409
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	341,000	340,179
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	340,429
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,013,828
Southern Co. 1.3% 8/15/17	250,000	248,018
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc. 0.9196% 4/10/18 (d)	$ 400,000	$ 397,354
Xcel Energy, Inc. 0.75% 5/9/16	393,000	392,905
		5,713,578
Gas Utilities - 0.6%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	997,491
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	264,000	259,136
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	468,000	464,777
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	149,742
1.9% 6/15/18	283,000	281,872
1.95% 8/15/16	151,000	151,812
2.5% 12/1/19	229,000	228,946
2.6266% 9/30/66 (d)	239,000	186,370
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	332,976
		1,796,495
TOTAL UTILITIES		8,766,700
TOTAL NONCONVERTIBLE BONDS (Cost $113,292,381)		112,810,237
U.S. Treasury Obligations - 4.2%

U.S. Treasury Notes:
1.25% 11/15/18	4,350,000	4,353,397
1.375% 3/31/20	2,800,000	2,776,155
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,147,646)		7,129,552
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.2%
2.234% 1/1/40 (d)	59,803	63,394
2.274% 11/1/34 (d)	30,584	32,160
2.298% 3/1/40 (d)	31,471	33,419
2.31% 12/1/39 (d)	15,665	16,659
2.321% 2/1/35 (d)	58,348	61,493
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.342% 10/1/35 (d)	$ 65,619	$ 69,111
2.403% 11/1/36 (d)	71,758	75,972
2.424% 5/1/35 (d)	51,901	55,014
2.431% 12/1/34 (d)	27,212	28,938
2.458% 3/1/40 (d)	42,428	45,128
2.476% 12/1/33 (d)	29,845	31,649
2.478% 7/1/35 (d)	184,480	195,830
2.516% 4/1/35 (d)	17,581	18,612
2.543% 10/1/41 (d)	77,833	82,770
2.557% 6/1/42 (d)	22,740	23,395
2.673% 9/1/41 (d)	108,685	115,580
2.686% 2/1/42 (d)	129,083	133,820
2.756% 1/1/42 (d)	114,118	118,455
2.783% 8/1/41 (d)	95,899	101,982
2.951% 11/1/40 (d)	14,609	15,226
2.98% 9/1/41 (d)	16,508	17,247
3.022% 8/1/41 (d)	20,628	21,606
3.243% 7/1/41 (d)	25,057	26,381
3.3% 10/1/41 (d)	13,081	13,662
3.553% 7/1/41 (d)	29,370	30,952
4.5% 6/1/19 to 7/1/20	36,218	37,673
5.5% 11/1/17 to 11/1/34	570,335	632,416
6.5% 6/1/16	133	135
7% 1/1/16 to 4/1/17	824	847
TOTAL FANNIE MAE		2,099,526
Freddie Mac - 1.1%
2.255% 11/1/35 (d)	40,151	42,269
2.361% 10/1/42 (d)	128,255	135,655
2.41% 4/1/40 (d)	32,381	34,316
2.519% 8/1/36 (d)	20,988	22,239
2.53% 4/1/40 (d)	32,183	34,251
2.979% 8/1/41 (d)	57,457	61,102
3% 8/1/21	148,870	154,608
3.141% 9/1/41 (d)	34,710	36,244
3.211% 9/1/41 (d)	17,316	18,109
3.226% 4/1/41 (d)	16,714	17,503
3.293% 6/1/41 (d)	17,984	18,940
3.451% 5/1/41 (d)	15,737	16,384
3.5% 8/1/26	439,242	462,185
3.617% 6/1/41 (d)	25,985	27,510
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.706% 5/1/41 (d)	$ 22,859	$ 24,206
4% 6/1/24 to 4/1/26	516,397	548,483
4.5% 8/1/18 to 11/1/18	108,134	112,139
8.5% 5/1/26 to 7/1/28	6,472	7,645
TOTAL FREDDIE MAC		1,773,788
Ginnie Mae - 0.1%
5.5% 6/15/35	53,958	61,057
7% 1/15/25 to 6/15/32	31,951	37,354
TOTAL GINNIE MAE		98,411
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,988,670)		3,971,725
Asset-Backed Securities - 13.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	45,828	44,352
Series 2005-1 Class M1, 0.926% 4/25/35 (d)	14,969	13,532
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	236,000	235,888
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,419
Series 2012-5 Class A, 1.54% 9/15/19	499,000	498,206
Series 2014-3 Class A, 1.33% 3/15/19	854,000	852,891
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,280
Series 2015-3 Class A, 1.63% 5/15/20	350,000	347,949
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	350,000	350,368
Series 2014-4 Class A, 1.43% 6/15/20	447,000	447,838
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	1,207	1,207
Series 2013-5 Class A3, 0.9% 9/10/18	198,879	198,713
Series 2014-1 Class A3, 0.9% 2/8/19	165,942	165,716
Series 2014-2 Class A3, 0.94% 2/8/19	354,000	352,936
Series 2014-4 Class A3, 1.27% 7/8/19	90,000	89,809
Series 2015-2 Class A3, 1.27% 1/8/20	400,000	396,808
Series 2015-3 Class A3, 1.54% 3/9/20	500,000	498,394
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.001% 3/25/34 (d)	$ 14,781	$ 13,565
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	447,000	445,850
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	220,208	220,105
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	268,000	268,133
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	185,658	185,594
Series 2014-3 Class A2, 1.18% 12/20/17	262,000	261,918
Series 2015-1 Class A2, 1.42% 6/20/18	263,000	262,777
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	184,526
Carmax Auto Owner Trust Series 2014-4 Class A3, 1.25% 11/15/19	270,000	269,412
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (c)	50,344	50,308
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	214,000	214,127
Series 2014-A1 Class A, 1.15% 1/15/19	268,000	268,418
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	268,754
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (c)	500,000	498,306
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	273,064	273,309
Series 2014-VT1 Class A3, 1.5% 10/21/19 (c)	270,347	269,298
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	358,000	358,345
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	346,589
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.471% 3/25/32 (d)	1,524	1,392
Series 2004-2 Class 3A4, 0.721% 7/25/34 (d)	11,176	9,723
Series 2004-4 Class M2, 0.992% 6/25/34 (d)	2,261	2,063
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (c)	179,000	178,927
Series 2015-1 Class A3, 1.3% 3/23/20 (c)	200,000	198,832
Series 2015-2 Class A2A, 1.42% 12/22/17 (c)	200,000	199,647
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	402,000	402,379
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,305
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	359,349
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (c)	196,631	196,066
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	426,815	424,851
Asset-Backed Securities - continued
	Principal Amount	Value
Enterprise Fleet Financing LLC: - continued
Series 2015-1 Class A2, 1.3% 9/20/20 (c)	$ 358,000	$ 357,270
Fannie Mae Series 2004-T5:
Class AB1, 0.7227% 5/28/35 (d)	28,584	26,720
Class AB3, 1.0288% 5/28/35 (d)	12,075	11,225
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	440,788
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	984,000	980,705
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	350,111
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	371,248
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.622% 11/25/34 (d)	18,672	1,971
Class M5, 1.697% 11/25/34 (d)	6,011	113
GE Equipment Transportation LLC Series 2014-1 Class A3, 0.97% 4/23/18	262,648	262,264
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (c)	270,000	269,868
Series 2014-2A Class A3, 1.22% 1/22/18 (c)	340,000	339,870
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	296,522
Series 2015-2 Class A3, 1.68% 12/20/18	260,000	259,148
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (c)	315,000	312,699
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.511% 8/25/33 (d)	10,182	9,731
Series 2003-5 Class A2, 0.921% 12/25/33 (d)	7,906	7,403
Series 2004-1 Class M2, 1.921% 6/25/34 (d)	9,441	8,528
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (d)	28,130	18,071
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (c)	330,000	328,907
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	249,000	248,874
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.547% 5/15/18 (c)(d)	300,000	299,610
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.6564% 12/27/29 (d)	2,459	2,442
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	355,000	355,041
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (d)	4,542	4,503
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (d)	17,728	17,119
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (d)	24,849	22,990
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 2.096% 9/25/34 (d)	$ 8,733	$ 7,913
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	192,000	191,906
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	358,000	356,407
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (d)	81,619	79,279
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (d)	142,806	133,787
Class M4, 2.372% 9/25/34 (d)	194,565	125,127
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (d)	33,532	29,904
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	164,000	164,349
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.2872% 6/15/33 (d)	104,468	101,512
Series 2004-B:
Class A2, 0.5372% 6/15/21 (d)	72,260	71,785
Class C, 1.2072% 9/15/33 (d)	123,303	118,373
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	350,000	348,877
Series 2015-3 class A, 1.74% 9/15/21	500,000	499,552
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (d)	15,559	13,624
Toyota Auto Receivables Owner Trust Series 2015-C Class A3, 1.34% 6/17/19	500,000	500,275
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	276,296	275,877
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	237,000	235,394
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (c)	222,000	219,411
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (c)	281,000	281,406
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (c)(d)	248,994	248,820
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	329,000	327,140
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	268,938
TOTAL ASSET-BACKED SECURITIES (Cost $22,288,343)		22,254,571
Collateralized Mortgage Obligations - 1.0%
	Principal Amount	Value
Private Sponsor - 0.8%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7363% 5/27/35 (c)(d)	$ 112,161	$ 115,424
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3468% 12/20/54 (c)(d)	158,678	158,567
Class C2, 1.4068% 12/20/54 (c)(d)	136,000	135,823
Series 2006-2:
Class A4, 0.2868% 12/20/54 (d)	31,125	31,103
Class C1, 1.1468% 12/20/54 (d)	582,000	581,243
Series 2007-2 Class 3A1, 0.3773% 12/17/54 (d)	11,812	11,804
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (d)	32,891	32,868
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.7172% 1/20/44 (d)	5,334	5,329
Class 1C, 2.7672% 1/20/44 (d)	9,676	9,660
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (d)	121,357	121,272
Series 2004-3 Class 2A1, 0.6251% 9/20/44 (d)	63,135	63,091
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (d)	14,176	12,686
TOTAL PRIVATE SPONSOR		1,278,870
U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	119,824	126,393
planned amortization class Series 2012-94 Class E, 3% 6/25/22	74,728	76,601
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	29,097	32,761
Series 2009-31 Class A, 4% 2/25/24	14,439	14,806
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	96,063	100,689
Series 3949 Class MK, 4.5% 10/15/34	73,562	79,159
TOTAL U.S. GOVERNMENT AGENCY		430,409
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,705,990)		1,709,279
Commercial Mortgage Securities - 9.4%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (d)(e)	$ 35,186	$ 353
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	178,058	179,924
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	317,565	321,209
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3458% 5/15/32 (c)(d)	232,000	229,894
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.611% 1/25/36 (c)(d)	85,685	75,813
Class M1, 0.671% 1/25/36 (c)(d)	26,949	21,880
Series 2007-1 Class A2, 0.491% 3/25/37 (c)(d)	42,004	35,148
Series 2007-4A Class A2, 0.747% 9/25/37 (c)(d)	112,330	79,497
Series 2006-2A Class IO, 0% 7/25/36 (c)(d)(e)	859,578	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	281,418	286,524
Series 2006-PW14 Class A1A, 5.189% 12/11/38	112,206	115,292
Series 2006-T22 Class A1A, 5.6179% 4/12/38 (d)	192,386	193,382
Series 2006-PW12 Class A1A, 5.7074% 9/11/38 (d)	229,725	231,138
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.23% 5/15/29 (c)(d)	229,000	226,996
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	167,151	176,791
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (c)(d)	658,076	655,005
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	102,473	104,534
Series 2006-C4 Class A1A, 5.7922% 3/15/49 (d)	145,285	146,268
Series 2013-GC11 Class A1, 0.754% 4/10/46	75,432	74,922
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.3358% 1/15/46 (d)	4,237	4,231
Series 2006-CD2 Class A1B, 5.3368% 1/15/46 (d)	183,202	182,886
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	173,038	179,415
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.096% 6/11/27 (c)(d)	447,595	445,259
Series 2013-CR9 Class A1, 1.344% 7/10/45	52,720	52,585
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates:
sequential payer:
Series 2006-C7 Class A1A, 5.7532% 6/10/46 (d)	$ 319,623	$ 323,144
Series 2006-C8 Class A1A, 5.292% 12/10/46	311,039	319,345
Series 2006-C7 Class A4, 5.7642% 6/10/46 (d)	60,766	61,227
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	11,514	11,504
CSMC Series 2015-TOWN Class A, 1.4458% 3/15/17 (c)(d)	500,000	498,298
CSMC Trust floater Series 2014-ICE:
Class A, 0.9958% 4/15/27 (c)(d)	430,000	428,206
Class B, 1.3958% 4/15/27 (c)(d)	215,000	214,310
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	78,995	79,367
Series K707 Class A1, 1.615% 9/25/18	194,236	195,412
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (c)(d)	630,076	628,874
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.2841% 3/10/44 (d)	5,838	5,836
Series 2007-C1 Class A4, 5.543% 12/10/49	95,248	98,378
Series 2006-C1 Class A1A, 5.2841% 3/10/44 (d)	136,324	136,606
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	507,426	527,890
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8193% 7/10/38 (d)	220,140	221,646
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (c)(d)	97,183	96,954
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	170,096	173,676
Class A4, 5.56% 11/10/39	429,765	431,348
Series 2012-GC6 Class A1, 1.282% 1/10/45	3,338	3,338
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	80,023	79,407
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1922% 11/5/30 (c)(d)	192,166	191,710
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (c)(d)	160,000	159,997
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.097% 4/15/27 (c)(d)	268,000	267,656
Series 2014-FL5 Class A, 1.1758% 7/15/31 (c)(d)	304,000	301,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	$ 324,799	$ 329,740
Series 2006-LDP8 Class A4, 5.399% 5/15/45	314,083	316,578
Series 2011-C3 Class A3, 4.3877% 2/15/46 (c)	165,000	173,281
Series 2006-LDP7 Class A1A, 5.9107% 4/15/45 (d)	361,728	366,633
Series 2013-C13 Class A1, 1.3029% 1/15/46	226,688	226,344
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	41,307	41,305
Series 2006-C6 Class A4, 5.372% 9/15/39	76,523	77,887
Series 2007-C1 Class A4, 5.424% 2/15/40	350,854	360,236
Series 2007-C7 Class A3, 5.866% 9/15/45	149,644	158,852
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2% 9/15/28 (b)(c)	300,000	300,040
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	271,574	276,023
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	938,628	963,988
Series 2006-1 Class AM, 5.5135% 2/12/39 (d)	56,000	56,268
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	52,431	52,381
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	99,608	102,995
Series 2007-IQ14 Class A2, 5.61% 4/15/49	62,902	62,914
Series 2012-C4 Class A1, 1.085% 3/15/45	44,709	44,694
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	172,639	174,168
Series 2007-T27 Class A1A, 5.6454% 6/11/42 (d)	293,350	308,126
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (c)(d)	210,000	209,114
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	67,895	67,429
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	434,243	446,953
Class A4, 5.308% 11/15/48	163,778	166,516
Series 2007-C31 Class A4, 5.509% 4/15/47	54,606	56,793
Series 2006-C23 Class A1A, 5.422% 1/15/45	175,217	175,105
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	198,155	199,198
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	$ 287,116	$ 290,855
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	201,201	201,979
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	46,881	46,580
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3178% 11/15/29 (c)(d)	198,700	197,670
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,178,629)		15,925,692
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $307,012)	285,000	305,697
Supranational Obligations - 0.1%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $150,790)	151,000	150,033
Bank Notes - 1.2%

Barclays Bank PLC 2.5% 2/20/19	316,000	319,465
Capital One Bank NA:
1.2% 2/13/17	354,000	352,169
1.3% 6/5/17	268,000	265,859
Capital One NA 1.65% 2/5/18	268,000	265,820
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	357,176
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,518
Regions Financial Corp. 2.25% 9/14/18	500,000	501,051
TOTAL BANK NOTES (Cost $2,081,147)		2,077,058
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (a) (Cost $936,846)	936,846	$ 936,846
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $168,077,454)		167,270,690
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,219,487
NET ASSETS - 100%		$ 168,490,177
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,231,204 or 16.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 489
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 112,810,237	$ -	$ 112,810,237	$ -
U.S. Government and Government Agency Obligations	7,129,552	-	7,129,552	-
U.S. Government Agency - Mortgage Securities	3,971,725	-	3,971,725	-
Asset-Backed Securities	22,254,571	-	22,252,487	2,084
Collateralized Mortgage Obligations	1,709,279	-	1,709,279	-
Commercial Mortgage Securities	15,925,692	-	15,925,692	-
Municipal Securities	305,697	-	305,697	-
Supranational Obligations	150,033	-	150,033	-
Bank Notes	2,077,058	-	2,077,058	-
Money Market Funds	936,846	936,846	-	-
Total Investments in Securities:	$ 167,270,690	$ 936,846	$ 166,331,760	$ 2,084
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $168,039,252. Net unrealized depreciation aggregated $768,562, of which $168,154 related to appreciated investment securities and $936,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

November 30, 2015

1.924095.104

FCV-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 76.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 3.0%
Daimler Finance North America LLC:
0.749% 3/2/18 (b)(c)	$ 20,000,000	$ 19,774,860
1.0089% 8/1/16 (b)(c)	14,870,000	14,858,550
1.0441% 8/3/17 (b)(c)	12,500,000	12,497,663
Volkswagen Group of America Finance LLC:
0.5976% 5/23/16 (b)(c)	11,590,000	11,459,207
0.7476% 5/23/17 (b)(c)	6,435,000	6,187,767
Volkswagen International Finance NV 2.875% 4/1/16 (b)	49,550,000	49,624,325
		114,402,372
Media - 0.3%
NBCUniversal Enterprise, Inc. 1.0055% 4/15/18 (b)(c)	9,810,000	9,828,923
TOTAL CONSUMER DISCRETIONARY		124,231,295
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc. 1.25% 8/11/17	6,387,000	6,400,081
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC 3.2% 3/11/16	11,200,000	11,279,822
Enbridge, Inc. 0.779% 6/2/17 (c)	12,465,000	12,218,305
Shell International Finance BV 0.6614% 5/10/17 (c)	10,000,000	9,997,190
Total Capital Canada Ltd. 0.7005% 1/15/16 (c)	15,000,000	15,003,510
TransCanada PipeLines Ltd.:
1.0066% 6/30/16 (c)	14,084,000	14,079,958
1.625% 11/9/17	20,000,000	19,955,960
		82,534,745
FINANCIALS - 64.8%
Banks - 57.1%
ABN AMRO Bank NV:
1.1232% 10/28/16 (b)(c)	77,659,000	77,953,328
1.375% 1/22/16 (b)	19,730,000	19,730,493
ABN AMRO Bank NV Amsterdam BRH 0.742% 6/6/16 (b)(c)	49,100,000	49,102,259
ANZ Banking Group Ltd. 1.1116% 11/16/18 (b)(c)	20,000,000	20,005,408
Bank of America Corp.:
0.5808% 10/14/16 (c)	25,180,000	25,106,902
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
1.0032% 8/25/17 (c)	$ 18,000,000	$ 17,967,906
1.1392% 3/22/16 (c)	51,140,000	51,202,391
1.25% 1/11/16	7,419,000	7,422,413
3.75% 7/12/16	35,000,000	35,580,580
Bank of America NA:
0.7639% 5/8/17 (c)	5,000,000	4,988,365
0.782% 6/5/17 (c)	20,000,000	19,955,240
Bank of Montreal 0.9186% 4/9/18 (c)	4,000,000	3,997,620
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.642% 9/8/17 (b)(c)	8,200,000	8,131,440
0.742% 3/10/17 (b)(c)	31,475,000	31,419,163
0.8567% 2/26/16 (b)(c)	47,000,000	47,012,408
0.882% 3/5/18 (b)(c)	14,900,000	14,817,305
0.943% 9/9/16 (b)(c)	7,550,000	7,565,342
Banque Federative du Credit Mutuel SA:
1.1672% 1/20/17 (b)(c)	62,375,000	62,647,205
1.1732% 10/28/16 (b)(c)	87,275,000	87,525,217
Barclays Bank PLC:
0.9436% 2/17/17 (c)	1,370,000	1,368,679
5% 9/22/16	54,000,000	55,693,224
BB&T Corp. 3.2% 3/15/16	6,421,000	6,454,389
BNP Paribas SA 0.926% 12/12/16 (c)	35,000,000	35,059,220
BPCE SA:
0.9341% 11/18/16 (c)	12,900,000	12,909,507
1.1914% 2/10/17 (c)	27,875,000	27,953,747
1.5699% 4/25/16 (c)	132,245,000	132,692,516
1.7% 4/25/16	16,710,000	16,736,402
Branch Banking & Trust Co. 0.7544% 12/1/16 (c)	10,000,000	9,999,760
Capital One Bank NA 0.8591% 2/13/17 (c)	15,047,000	14,983,336
Capital One NA:
0.7692% 3/22/16 (c)	10,000,000	9,993,940
1.0136% 2/5/18 (c)	16,125,000	16,055,066
1.5136% 8/17/18 (c)	30,000,000	30,272,970
Citigroup, Inc.:
1.0129% 4/27/18 (c)	10,000,000	9,969,720
1.0416% 11/15/16 (c)	18,000,000	18,030,834
1.1155% 4/1/16 (c)	50,549,000	50,598,740
1.2019% 7/30/18 (c)	25,000,000	24,988,650
1.25% 1/15/16	29,095,000	29,116,705
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
1.2799% 7/25/16 (c)	$ 40,000,000	$ 40,098,600
1.3% 4/1/16	3,000,000	3,003,945
4.587% 12/15/15	10,000,000	10,015,070
Commonwealth Bank of Australia:
0.8451% 9/20/16 (b)(c)	17,000,000	17,036,448
1.1189% 11/2/18 (b)(c)	22,500,000	22,535,168
Credit Agricole SA:
1.174% 10/3/16 (b)(c)	22,920,000	22,998,386
1.4805% 4/15/16 (b)(c)	55,580,000	55,728,454
1.625% 4/15/16 (b)	5,250,000	5,267,483
Credit Suisse New York Branch 0.8967% 5/26/17 (c)	72,585,000	72,330,807
Fifth Third Bancorp 3.625% 1/25/16	10,000,000	10,042,430
Fifth Third Bank:
0.8741% 11/18/16 (c)	24,825,000	24,829,046
1.15% 11/18/16	22,555,000	22,567,631
1.2796% 8/20/18 (c)	30,000,000	30,002,640
HSBC U.S.A., Inc. 0.784% 3/3/17 (c)	39,637,000	39,568,151
Huntington National Bank 0.7449% 4/24/17 (c)	20,000,000	19,897,380
ING Bank NV:
0.664% 1/4/16 (b)(c)	46,850,000	46,841,942
0.8855% 3/16/18 (b)(c)	17,000,000	16,949,408
1.282% 3/7/16 (b)(c)	41,934,000	41,993,001
4% 3/15/16 (b)	3,000,000	3,027,885
Intesa Sanpaolo SpA:
2.375% 1/13/17	3,000,000	3,013,800
3.125% 1/15/16	25,375,000	25,441,381
JP Morgan Chase Bank NA 0.736% 6/14/17 (c)	30,000,000	29,961,960
JPMorgan Chase & Co.:
1.35% 2/15/17	10,000,000	10,002,790
2.6% 1/15/16	20,140,000	20,191,055
3.15% 7/5/16	40,020,000	40,560,350
3.45% 3/1/16	42,000,000	42,282,030
KeyBank NA:
0.8444% 6/1/18 (c)	15,000,000	14,970,510
0.8832% 11/25/16 (c)	24,307,000	24,311,521
Lloyds Bank PLC 0.9116% 5/14/18 (c)	30,000,000	29,849,490
Manufacturers & Traders Trust Co. 0.632% 3/7/16 (c)	24,780,000	24,779,703
Mizuho Bank Ltd. 0.9664% 3/26/18 (b)(c)	25,000,000	24,906,775
MUFG Americas Holdings Corp. 0.9139% 2/9/18 (c)	7,000,000	7,005,439
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
MUFG Union Bank NA:
1.0764% 9/26/16 (c)	$ 29,615,000	$ 29,671,772
1.5% 9/26/16	5,809,000	5,830,005
Nordea Bank AB 1.1743% 9/17/18 (b)(c)	18,000,000	18,078,372
PNC Bank NA 0.7444% 6/1/18 (c)	10,000,000	9,955,770
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (c)	12,255,000	12,242,083
Royal Bank of Scotland PLC 4.375% 3/16/16	22,500,000	22,733,730
Sumitomo Mitsui Banking Corp.:
0.6406% 7/11/17 (c)	15,000,000	14,918,595
0.8971% 1/16/18 (c)	23,500,000	23,410,794
1.0564% 7/23/18 (c)	20,000,000	19,955,180
1.35% 7/11/17 (Reg. S)	26,617,000	26,474,200
Sumitomo Mitsui Trust Bank Ltd. 1.1143% 9/16/16 (b)(c)	8,750,000	8,771,315
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,413,774
Wells Fargo & Co. 1.25% 7/20/16	33,555,000	33,659,960
Westpac Banking Corp.:
1.0619% 7/30/18 (c)	9,260,000	9,267,454
1.1041% 11/23/18 (c)	15,000,000	15,016,050
		2,168,418,123
Capital Markets - 6.7%
Deutsche Bank AG London Branch:
0.8817% 5/30/17 (c)	25,000,000	24,867,425
0.9691% 2/13/17 (c)	41,195,000	41,092,878
JPMorgan Chase & Co.:
0.8816% 2/15/17 (c)	2,459,000	2,456,369
1.0267% 2/26/16 (c)	10,000,000	10,006,960
1.125% 2/26/16	8,906,000	8,913,365
Morgan Stanley:
0.7652% 10/18/16 (c)	13,607,000	13,600,047
1.064% 1/5/18 (c)	22,630,000	22,671,843
1.6432% 2/25/16 (c)	5,400,000	5,410,136
3.8% 4/29/16	3,750,000	3,796,219
UBS AG Stamford Branch:
0.8264% 9/26/16 (c)	25,000,000	25,028,100
0.8844% 6/1/17 (c)	30,000,000	29,968,950
1.0264% 3/26/18 (c)	65,450,000	65,325,056
		253,137,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.5%
American Express Credit Corp. 0.8339% 7/29/16 (c)	$ 10,000,000	$ 10,005,450
Caterpillar Financial Services Corp. 0.6423% 2/26/16 (c)	7,283,000	7,284,092
		17,289,542
Diversified Financial Services - 0.4%
GE Capital International Funding Co. 0.964% 4/15/16 (b)	15,187,000	15,205,407
Insurance - 0.1%
Metropolitan Life Global Funding I 0.8505% 7/15/16 (b)(c)	5,000,000	5,010,795
TOTAL FINANCIALS		2,459,061,215
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc. 0.7652% 1/17/17 (c)	20,000,000	20,016,660
Pharmaceuticals - 1.1%
Actavis Funding SCS:
1.1994% 9/1/16 (c)	25,000,000	25,059,100
1.416% 3/12/18 (c)	14,444,000	14,488,675
		39,547,775
TOTAL HEALTH CARE		59,564,435
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.4%
Tyco Electronics Group SA 0.5239% 1/29/16 (c)	15,000,000	14,993,955
IT Services - 0.4%
The Western Union Co. 5.93% 10/1/16	13,200,000	13,700,874
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.0606% 10/5/17 (b)(c)	9,000,000	9,013,707
TOTAL INFORMATION TECHNOLOGY		37,708,536
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.4%
Metals & Mining - 0.4%
Anglo American Capital PLC 1.2705% 4/15/16 (b)(c)	$ 6,263,000	$ 6,237,472
Rio Tinto Finance (U.S.A.) PLC 1.1743% 6/17/16 (c)	10,800,000	10,807,711
		17,045,183
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc. 0.7411% 2/12/16 (c)	6,031,000	6,029,245
BellSouth Corp. 4.821% 4/26/16 (b)(c)	35,000,000	35,510,335
Verizon Communications, Inc. 1.8672% 9/15/16 (c)	40,000,000	40,339,120
		81,878,700
UTILITIES - 0.7%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.95% 8/15/16	5,000,000	5,174,975
Duke Energy Corp.:
0.704% 4/3/17 (c)	4,200,000	4,190,483
2.15% 11/15/16	18,285,000	18,477,651
		27,843,109
TOTAL NONCONVERTIBLE BONDS (Cost $2,897,067,027)		2,896,267,299
Municipal Securities - 10.4%

Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.36% 12/7/15, VRDN (c)(d)	200,000	200,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.29% 12/7/15, VRDN (c)(d)	8,250,000	8,250,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 12/7/15, VRDN (c)(d)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.22% 12/7/15, LOC SunTrust Banks, Inc., VRDN (c)(d)	6,525,000	6,525,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.3% 12/7/15, VRDN (c)(d)	8,500,000	8,500,000
Illinois Gen. Oblig. Series 2011, 4.961% 3/1/16	23,000,000	23,219,420
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.3% 12/7/15, VRDN (c)(d)	9,950,000	9,950,000
Municipal Securities - continued
	Principal Amount	Value
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.36% 12/1/15, LOC Societe Generale, VRDN (c)(d)	$ 1,425,000	$ 1,425,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.36% 12/7/15, VRDN (c)(d)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17	27,000,000	26,955,720
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.18% 12/1/15, VRDN (c)	45,375,000	45,375,000
Series 2010 C, 0.18% 12/1/15, VRDN (c)	66,600,000	66,600,000
Series 2010 D, 0.18% 12/1/15, VRDN (c)	60,000,000	60,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 12/7/15, VRDN (c)	11,550,000	11,550,000
Series 2010 B1, 0.34% 12/7/15, VRDN (c)	97,100,000	97,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.36% 12/7/15, VRDN (c)(d)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES (Cost $393,037,090)		393,010,140
Bank Notes - 1.5%

Fifth Third Bank 0.9% 2/26/16 (Cost $58,144,045)	58,138,000	58,170,557
Certificates of Deposit - 1.6%

Credit Agricole CIB yankee 0.78% 6/3/16	30,000,000	30,014,814
Credit Suisse AG yankee 0.682% 6/6/16 (c)	30,000,000	29,996,820
TOTAL CERTIFICATES OF DEPOSIT (Cost $60,000,000)		60,011,634
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $79,606,886)	79,606,886	79,606,886
Cash Equivalents - 7.9%
	Maturity Amount	Value
With:
Mizuho Securities U.S.A., Inc. at:
1.55%, dated 10/9/15 due 4/6/16 (Collateralized by Corporate Obligations valued at $64,947,870, 0.38%- 5.22%, 7/25/35 - 4/25/37)	$ 60,465,000	$ 60,061,800
1.63%, dated:
8/25/15 due 2/19/16 (Collateralized by Corporate Obligations valued at $37,967,727, 0.33%- 1.97%, 3/25/36 - 10/25/37)	35,282,081	35,005,600
9/8/15 due 3/8/16 (Collateralized by Corporate Obligations valued at $70,466,994, 0.46%- 11%, 2/13/17 - 6/5/2115)	65,535,636	65,065,650
Morgan Stanley & Co., Inc. at:
0.86%, dated 3/5/15 due 3/4/16 (Collateralized by Equity Securities valued at $26,574,444) (c)(e)	25,217,986	24,999,250
0.91%, dated:
3/5/15 due 3/4/16 (Collateralized by Corporate Obligations valued at $27,197,843, 6%- 14%, 4/1/17 - 10/15/36) (c)(e)	25,230,660	24,999,225
9/18/15 due 12/15/15 (Collateralized by U.S. Government Obligations valued at:
$25,550,519, 3.5%- 4%, 8/20/45 - 11/20/45 (c)(e)	25,055,611	24,999,850
$66,431,348, 3%- 4%, 11/15/41 - 11/20/45) (c)(e)	65,144,589	64,999,610
TOTAL CASH EQUIVALENTS (Cost $300,000,000)		300,130,985
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,787,855,048)		3,787,197,501
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,003,993
NET ASSETS - 100%		$ 3,795,201,494
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $926,666,990 or 24.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,812
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,896,267,299	$ -	$ 2,896,267,299	$ -
Municipal Securities	393,010,140	-	393,010,140	-
Bank Notes	58,170,557	-	58,170,557	-
Certificates of Deposit	60,011,634	-	60,011,634	-
Money Market Funds	79,606,886	79,606,886	-	-
Cash Equivalents	300,130,985	-	300,130,985	-
Total Investments in Securities:	$ 3,787,197,501	$ 79,606,886	$ 3,707,590,615	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $3,787,871,907. Net unrealized depreciation aggregated $674,406, of which $2,344,650 related to appreciated investment securities and $3,019,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

November 30, 2015

1.907010.105

CBD-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 1.6%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,054,634
General Motors Co.:
5% 4/1/35	2,537,000	2,425,342
5.2% 4/1/45	4,206,000	4,024,923
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,830,664
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,032,792
		16,368,355
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	437,744
Household Durables - 1.5%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,595,625
4% 2/15/20	5,000,000	5,082,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,640,750
		15,318,875
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,369,134
Media - 3.2%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,565,062
6.9% 8/15/39	300,000	364,753
7.75% 12/1/45	111,000	149,749
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,296,173
6.4% 3/1/40	1,150,000	1,456,764
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,337,162
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,085,074
Time Warner Cable, Inc.:
4.5% 9/15/42	773,000	629,403
5.5% 9/1/41	623,000	573,292
5.875% 11/15/40	1,648,000	1,594,447
6.55% 5/1/37	2,531,000	2,564,366
6.75% 7/1/18	700,000	771,749
7.3% 7/1/38	1,188,000	1,287,250
8.25% 4/1/19	1,856,000	2,148,856
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,987,004
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.2% 3/15/40	$ 1,700,000	$ 1,911,747
Viacom, Inc. 3.5% 4/1/17	34,000	34,677
		32,757,528
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	259,874
Home Depot, Inc. 5.95% 4/1/41	941,000	1,186,873
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	721,471
		2,168,218
TOTAL CONSUMER DISCRETIONARY		72,419,854
CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,025,000
4.25% 5/1/23	3,315,000	3,339,863
Heineken NV 4% 10/1/42 (b)	96,000	85,682
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,641,555
		12,092,100
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,639,202
Tobacco - 1.6%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	4,575,000	4,636,602
4.25% 7/21/25 (b)	1,134,000	1,154,649
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,079,596
Reynolds American, Inc.:
2.3% 6/12/18	528,000	534,728
3.25% 6/12/20	436,000	446,654
3.25% 11/1/22	3,304,000	3,284,226
4% 6/12/22	366,000	380,724
4.45% 6/12/25	1,778,000	1,868,029
4.75% 11/1/42	470,000	453,733
5.7% 8/15/35	304,000	334,541
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
5.85% 8/15/45	$ 1,267,000	$ 1,418,999
6.75% 6/15/17	384,000	412,407
		17,004,888
TOTAL CONSUMER STAPLES		30,736,190
ENERGY - 10.8%
Energy Equipment & Services - 2.8%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	135,907
5.35% 3/15/20 (b)	10,096,000	9,403,334
5.85% 5/21/43 (b)(d)	7,500,000	5,925,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	697,202
Ensco PLC:
5.2% 3/15/25	1,787,000	1,472,845
5.75% 10/1/44	561,000	434,730
Halliburton Co. 3.375% 11/15/22	5,850,000	5,883,316
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	118,661
3.05% 3/1/16	450,000	451,815
5.95% 4/1/25	5,000,000	4,008,190
		28,531,000
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	406,328
6.375% 9/15/17	3,626,000	3,880,074
Apache Corp. 4.75% 4/15/43	3,233,000	3,055,609
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,748,178
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	4,080,283
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,742,940
5.7% 10/15/19	1,189,000	1,284,292
Chevron Corp. 1.344% 11/9/17	7,500,000	7,511,348
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	343,663
2.7% 4/1/19	64,000	56,703
3.875% 3/15/23	222,000	182,103
4.95% 4/1/22	1,925,000	1,728,673
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
5.6% 4/1/44	$ 340,000	$ 256,870
Devon Energy Corp. 2.25% 12/15/18	910,000	904,419
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	508,800
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	137,139
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	983,185
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	161,076
3.75% 2/15/25	547,000	519,329
4.85% 3/15/44	2,023,000	1,784,899
4.95% 10/15/54	2,437,000	2,055,897
ONEOK Partners LP 2% 10/1/17	2,822,000	2,767,950
Petro-Canada 6.05% 5/15/18	4,470,000	4,857,643
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	39,000	38,805
Petroleos Mexicanos:
3.5% 7/18/18	959,000	965,876
5.5% 1/21/21	545,000	571,569
6% 3/5/20	116,000	124,956
6.375% 1/23/45	937,000	869,068
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,819,888
4.3% 4/1/22	300,000	315,420
4.65% 11/15/34	3,750,000	3,718,485
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,342,800
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	642,653
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	5,167,720
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,719
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	455,167
4.6% 6/15/21	414,000	429,761
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,368,627
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,506,194
Western Gas Partners LP:
2.6% 8/15/18	858,000	842,277
5.375% 6/1/21	1,273,000	1,327,814
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,130,773
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP: - continued
4% 9/15/25	$ 5,000,000	$ 4,085,085
4.3% 3/4/24	491,000	426,136
		82,166,194
TOTAL ENERGY		110,697,194
FINANCIALS - 38.6%
Banks - 13.9%
Associated Banc-Corp. 5.125% 3/28/16	575,000	580,503
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,541,358
3.95% 4/21/25	4,128,000	4,083,265
4% 1/22/25	3,277,000	3,253,022
4.2% 8/26/24	10,942,000	11,049,582
5.75% 12/1/17	3,000,000	3,228,720
Barclays PLC 3.65% 3/16/25	4,116,000	3,990,573
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,501,658
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,686,040
Citigroup, Inc.:
2.5% 7/29/19	4,000,000	4,034,856
4.05% 7/30/22	316,000	326,040
4.4% 6/10/25	1,221,000	1,241,707
5.3% 5/6/44	2,300,000	2,420,895
5.5% 9/13/25	1,317,000	1,446,872
Citizens Bank NA 2.3% 12/3/18	799,000	769,037
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	522,703
Credit Agricole SA 4.375% 3/17/25 (b)	3,636,000	3,572,614
Credit Suisse AG 6% 2/15/18	122,000	131,807
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,554,890
Discover Bank:
2% 2/21/18	3,900,000	3,880,980
7% 4/15/20	2,391,000	2,736,303
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,134,785
5.45% 1/15/17	1,232,000	1,285,859
8.25% 3/1/38	3,848,000	5,557,339
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,274,126
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	7,245,000	7,254,976
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
3.875% 2/1/24	$ 5,000,000	$ 5,207,225
3.875% 9/10/24	5,237,000	5,264,761
4.125% 12/15/26	13,085,000	13,240,775
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,722,412
Regions Bank 6.45% 6/26/37	2,611,000	3,113,482
Regions Financial Corp. 2% 5/15/18	558,000	555,640
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,744,501
6% 12/19/23	5,228,000	5,695,566
6.1% 6/10/23	1,000,000	1,088,390
6.125% 12/15/22	5,972,000	6,570,747
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,224,332
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,617,416
		142,105,757
Capital Markets - 5.9%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)	8,385,000	7,934,046
Deutsche Bank AG 4.5% 4/1/25	5,594,000	5,277,643
Goldman Sachs Group, Inc.:
2.55% 10/23/19	6,476,000	6,539,219
3.75% 5/22/25	6,000,000	6,083,820
4.25% 10/21/25	4,750,000	4,763,979
5.25% 7/27/21	1,227,000	1,372,072
5.95% 1/18/18	178,000	193,258
6.15% 4/1/18	204,000	223,725
Janus Capital Group, Inc. 4.875% 8/1/25	3,547,000	3,658,535
Lazard Group LLC 6.85% 6/15/17	31,000	33,062
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,621,153
Morgan Stanley:
4.3% 1/27/45	948,000	924,346
4.875% 11/1/22	9,466,000	10,238,047
5% 11/24/25	846,000	912,027
5.5% 7/28/21	1,222,000	1,387,043
5.625% 9/23/19	329,000	366,239
5.75% 1/25/21	557,000	634,862
6.625% 4/1/18	153,000	169,374
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,500,000	7,521,705
		60,854,155
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 3.6%
Ally Financial, Inc.:
4.125% 2/13/22	$ 5,560,000	$ 5,546,100
4.75% 9/10/18	4,500,000	4,643,415
Caterpillar Financial Services Corp. 1.8% 11/13/18	7,500,000	7,522,800
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,529,394
5.2% 4/27/22	2,355,000	2,535,362
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,917
2.597% 11/4/19	4,950,000	4,879,705
General Electric Capital Corp. 5.875% 1/14/38	150,000	184,236
Hyundai Capital America:
2.125% 10/2/17 (b)	197,000	196,591
2.55% 2/6/19 (b)	3,163,000	3,148,618
2.875% 8/9/18 (b)	4,930,000	4,995,372
		36,778,510
Diversified Financial Services - 3.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	106,387
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,504,166
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,270,056
5.7% 7/15/43	2,607,000	3,036,535
McGraw Hill Financial, Inc.:
3.3% 8/14/20 (b)	4,913,000	4,979,001
4% 6/15/25 (b)	6,038,000	6,046,423
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,015,600
5.25% 7/15/44	3,386,000	3,495,029
		30,453,197
Insurance - 6.6%
ACE INA Holdings, Inc.:
2.3% 11/3/20	672,000	667,689
2.875% 11/3/22	641,000	637,233
3.35% 5/3/26	516,000	514,633
4.35% 11/3/45	525,000	526,264
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,381,168
4.5% 7/16/44	5,833,000	5,526,295
Aon Corp. 6.25% 9/30/40	253,000	292,854
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon PLC:
3.5% 6/14/24	$ 2,830,000	$ 2,786,141
4.75% 5/15/45	6,000,000	5,959,278
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,868,533
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,323,374
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	66,413
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,149,451
8.125% 6/15/38 (d)	4,915,000	5,443,363
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,626,966
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,793,312
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	2,264,000	2,061,173
5.375% 12/1/41 (b)	148,000	159,914
New York Life Global Funding 1.55% 11/2/18 (b)	7,890,000	7,844,995
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,314,858
6% 2/10/20 (b)	902,000	1,009,475
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,318,659
5.625% 6/15/43 (d)	5,000,000	5,200,000
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	623,395
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	287,000	289,344
Unum Group:
5.625% 9/15/20	1,846,000	2,042,368
5.75% 8/15/42	3,748,000	4,134,430
7.125% 9/30/16	106,000	110,781
		67,672,359
Real Estate Investment Trusts - 2.2%
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,815,612
Camden Property Trust 4.25% 1/15/24	758,000	788,036
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,361,537
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,028,644
3.7% 6/15/21	476,000	463,688
DDR Corp.:
4.625% 7/15/22	391,000	404,787
4.75% 4/15/18	1,764,000	1,852,290
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
7.5% 4/1/17	$ 4,000,000	$ 4,286,196
9.625% 3/15/16	214,000	218,916
Duke Realty LP:
3.875% 10/15/22	403,000	405,392
4.375% 6/15/22	206,000	212,817
6.75% 3/15/20	1,295,000	1,484,459
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,911,905
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	323,860
4.7% 9/15/17	548,000	574,295
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	249,867
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	171,837
		22,554,138
Real Estate Management & Development - 3.4%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,789,229
3.85% 4/15/16	914,000	920,342
4.25% 7/15/22	170,000	163,599
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,971,484
4.1% 10/1/24	3,000,000	2,913,147
4.55% 10/1/29	2,014,000	1,954,055
4.95% 4/15/18	290,000	304,331
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,637,618
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,034,782
4.125% 6/15/22	1,832,000	1,852,167
4.4% 2/15/24	1,039,000	1,058,665
4.75% 10/1/20	752,000	803,205
5.5% 12/15/16	2,436,000	2,531,654
6.625% 10/1/17	1,960,000	2,113,911
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	484,319
3.15% 5/15/23	922,000	798,043
4.5% 4/18/22	94,000	90,822
7.75% 8/15/19	126,000	140,817
Mid-America Apartments LP 4.3% 10/15/23	180,000	183,110
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,775,214
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	$ 276,000	$ 286,334
Reckson Operating Partnership LP 6% 3/31/16	286,000	289,790
Tanger Properties LP:
3.875% 12/1/23	398,000	399,186
6.125% 6/1/20	661,000	750,743
Ventas Realty LP 4.125% 1/15/26	345,000	344,752
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	507,522
		35,098,841
TOTAL FINANCIALS		395,516,957
HEALTH CARE - 5.4%
Biotechnology - 1.3%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,002,523
2.5% 5/14/20	1,885,000	1,873,287
3.2% 11/6/22	1,183,000	1,172,289
3.6% 5/14/25	1,758,000	1,742,125
4.4% 11/6/42	627,000	584,251
4.5% 5/14/35	1,694,000	1,648,206
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,627,067
		13,649,748
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	292,406
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,722,345
		5,014,751
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,256,413
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	388,352
3.75% 7/15/25	2,607,000	2,703,832
3.95% 10/15/42	132,000	124,427
4.25% 3/15/43	2,500,000	2,467,010
4.625% 7/15/35	745,000	787,259
4.625% 11/15/41	965,000	1,001,529
4.75% 7/15/45	1,829,000	1,928,792
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 288,000	$ 288,761
2.375% 2/15/17	810,000	817,439
		13,763,814
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	509,000	508,985
4.15% 2/1/24	248,000	259,868
5.3% 2/1/44	103,000	111,027
		879,880
Pharmaceuticals - 2.1%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,383,954
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,543,450
Roche Holdings, Inc. 3% 11/10/25 (b)	5,000,000	4,977,885
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,426,961
Zoetis, Inc.:
1.875% 2/1/18	123,000	121,971
3.45% 11/13/20	286,000	288,256
		21,742,477
TOTAL HEALTH CARE		55,050,670
INDUSTRIALS - 3.3%
Aerospace & Defense - 1.2%
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	2,851,698
The Boeing Co. 1.65% 10/30/20	10,000,000	9,819,060
		12,670,758
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	564,098
Continental Airlines, Inc. 6.648% 3/15/19	33,749	34,677
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	48,965	51,903
8.36% 1/20/19	29,980	32,042
		682,720
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	434,000	424,481
Roper Industries, Inc. 2.05% 10/1/18	7,475,000	7,429,597
		7,854,078
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	$ 270,000	$ 267,004
4.65% 11/1/44	559,000	538,826
		805,830
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	926,504
4.4% 3/15/42	2,500,000	2,409,745
		3,336,249
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/18	408,000	401,962
3.75% 2/1/22	1,086,000	1,071,840
3.875% 4/1/21	3,305,000	3,338,050
W.W. Grainger, Inc. 4.6% 6/15/45	3,697,000	3,860,182
		8,672,034
TOTAL INDUSTRIALS		34,021,669
INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 3.125% 9/15/21	264,000	260,538
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,869
6.55% 10/1/17	4,758,000	5,173,697
		5,620,104
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	940,513
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	3,906,080
4.375% 5/15/55	4,148,000	3,866,421
5.375% 7/15/40	240,000	267,820
		8,040,321
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	$ 3,420,000	$ 3,434,104
6.2% 10/15/35 (b)	3,426,000	3,325,995
		6,760,099
TOTAL INFORMATION TECHNOLOGY		21,361,037
MATERIALS - 2.1%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,220,000	5,176,831
Ecolab, Inc. 1.45% 12/8/17	434,000	431,452
Monsanto Co. 4.7% 7/15/64	1,925,000	1,620,586
		7,228,869
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	543,000	513,814
5.4% 4/15/21	4,548,000	4,576,425
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	4,697,249
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)	407,000	409,076
6.75% 10/19/75 (b)(d)	1,010,000	1,007,475
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	166,781
5.625% 10/18/43 (b)	425,000	398,114
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	2,437,813
		14,206,747
TOTAL MATERIALS		21,435,616
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	4,013,048
4.75% 5/15/46	2,316,000	2,173,334
5.55% 8/15/41	2,700,000	2,775,354
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,641,150
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	609,874
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
3.5% 11/1/21	$ 1,420,000	$ 1,459,049
4.6% 4/1/21	460,000	498,881
5.012% 8/21/54	6,001,000	5,687,796
6.4% 9/15/33	1,509,000	1,762,064
6.55% 9/15/43	999,000	1,206,532
		24,827,082
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,461,622
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,583,644
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,252,610
		11,297,876
TOTAL TELECOMMUNICATION SERVICES		36,124,958
UTILITIES - 5.3%
Electric Utilities - 2.4%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	231,821
DPL, Inc. 6.75% 10/1/19	3,400,000	3,459,500
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	107,222
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,266,793
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	562,105
6.4% 9/15/20 (b)	1,310,000	1,491,561
FirstEnergy Corp.:
2.75% 3/15/18	699,000	701,924
4.25% 3/15/23	1,919,000	1,946,683
7.375% 11/15/31	6,145,000	7,416,548
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,229,458
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,865,590
Nevada Power Co. 6.65% 4/1/36	500,000	640,513
Tampa Electric Co. 6.55% 5/15/36	500,000	637,224
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,289
Xcel Energy, Inc. 4.8% 9/15/41	554,000	571,467
		24,252,698
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	1,959,524
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - continued
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	$ 5,023,000	$ 4,860,250
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	17,840
		6,837,614
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,642,128
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
2.6266% 9/30/66 (d)	7,158,000	5,581,730
7.5% 6/30/66 (d)	145,000	125,991
NiSource Finance Corp.:
5.25% 2/15/43	234,000	252,788
5.95% 6/15/41	1,493,000	1,732,219
6.4% 3/15/18	24,000	26,327
Puget Energy, Inc.:
3.65% 5/15/25 (b)	2,935,000	2,862,969
5.625% 7/15/22	4,240,000	4,733,265
6.5% 12/15/20	613,000	706,780
Sempra Energy:
2.3% 4/1/17	3,024,000	3,047,339
2.875% 10/1/22	224,000	218,512
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	95,940
		19,383,860
TOTAL UTILITIES		54,116,300
TOTAL NONCONVERTIBLE BONDS (Cost $840,058,008)		831,480,445
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bonds 2.875% 8/15/45 (Cost $10,117,890)	10,140,000	9,913,827
Municipal Securities - 2.0%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	410,824
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	57,049
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.3% 10/1/39	$ 2,015,000	$ 2,853,119
7.5% 4/1/34	1,165,000	1,651,958
7.55% 4/1/39	1,815,000	2,680,610
7.6% 11/1/40	6,715,000	10,093,182
7.625% 3/1/40	345,000	508,133
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	160,000	141,226
6.314% 1/1/44	2,280,000	2,214,929
TOTAL MUNICIPAL SECURITIES (Cost $19,448,770)		20,611,030
Bank Notes - 2.5%

Capital One Bank NA 2.3% 6/5/19	5,000,000	4,947,950
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,681,598
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,062,436
Regions Bank 7.5% 5/15/18	7,499,000	8,379,780
TOTAL BANK NOTES (Cost $25,665,206)		26,071,764
Fixed-Income Funds - 4.1%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $43,636,503)	417,165	41,704,014
Preferred Securities - 1.1%
	Principal Amount
FINANCIALS - 1.1%
Banks - 1.1%
Barclays Bank PLC 7.625% 11/21/22	$ 10,030,969	11,332,270
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	106,768
TOTAL PREFERRED SECURITIES (Cost $11,719,405)		11,439,038
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (a) (Cost $76,845,223)	76,845,223	$ 76,845,223
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,027,491,005)		1,018,065,341
NET OTHER ASSETS (LIABILITIES) - 0.7%		6,840,516
NET ASSETS - 100%		$ 1,024,905,857
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,374,966 or 13.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,794
Fidelity Specialized High Income Central Fund	581,306
Total	$ 615,100
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 41,748,012	$ 581,306	$ -	$ 41,704,014	5.1%
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 831,480,445	$ -	$ 831,480,445	$ -
U.S. Government and Government Agency Obligations	9,913,827	-	9,913,827	-
Municipal Securities	20,611,030	-	20,611,030	-
Bank Notes	26,071,764	-	26,071,764	-
Fixed-Income Funds	41,704,014	41,704,014	-	-
Preferred Securities	11,439,038	-	11,439,038	-
Money Market Funds	76,845,223	76,845,223	-	-
Total Investments in Securities:	$ 1,018,065,341	$ 118,549,237	$ 899,516,104	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,027,137,539. Net unrealized depreciation aggregated $9,072,198, of which $17,152,561 related to appreciated investment securities and $26,224,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2015

1.813081.111

IBF-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.45% 8/1/16 (b)	$ 2,380	$ 2,384
2.25% 9/3/19 (b)	17,149	17,078
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,581
3.1% 1/15/19	4,690	4,694
3.15% 1/15/20	6,680	6,628
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,439
		40,804
Household Durables - 0.5%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,132
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,356
4.875% 11/15/25	4,400	4,356
		17,844
Media - 2.2%
21st Century Fox America, Inc. 6.9% 3/1/19	5,426	6,197
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (b)	4,820	4,895
Comcast Corp.:
4.95% 6/15/16	2,432	2,488
5.15% 3/1/20	4,685	5,279
5.7% 5/15/18	355	390
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000	4,318
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,557
5.875% 10/1/19	287	323
Discovery Communications LLC 3.25% 4/1/23	563	524
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,663
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	9,157
6.75% 7/1/18	7,189	7,926
8.25% 4/1/19	2,550	2,952
Time Warner, Inc. 4.875% 3/15/20	5,060	5,537
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 3,145	$ 3,208
6.125% 10/5/17	3,071	3,287
		68,701
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,379
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,243
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,261
		11,883
TOTAL CONSUMER DISCRETIONARY		139,232
CONSUMER STAPLES - 2.8%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,610
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,555
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,579
2.45% 1/15/17 (b)	8,430	8,511
		25,255
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,898
3.5% 7/20/22	1,679	1,725
4.125% 5/15/21	4,367	4,661
		9,284
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,045
6% 11/27/17 (b)	781	844
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,197
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,525
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,954
		15,565
Tobacco - 1.2%
BAT International Finance PLC:
2.75% 6/15/20 (b)	6,420	6,502
3.5% 6/15/22 (b)	4,810	4,940
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Finance PLC 3.75% 7/21/22 (b)	$ 4,789	$ 4,853
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,438
Reynolds American, Inc.:
3.25% 6/12/20	1,184	1,213
3.25% 11/1/22	2,145	2,132
4% 6/12/22	2,191	2,279
4.45% 6/12/25	4,820	5,064
5.7% 8/15/35	824	907
6.75% 6/15/17	3,818	4,100
		39,428
TOTAL CONSUMER STAPLES		89,532
ENERGY - 6.0%
Energy Equipment & Services - 0.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	3,835
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,369
Halliburton Co.:
2.7% 11/15/20	2,254	2,260
3.8% 11/15/25	1,675	1,687
6.15% 9/15/19	2,601	2,951
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,766
Noble Holding International Ltd.:
2.5% 3/15/17	1,741	1,653
5.95% 4/1/25	401	321
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,303
		24,145
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	386
6.375% 9/15/17	3,957	4,234
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,354
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	3,766
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,983
2.521% 1/15/20	3,410	3,442
3.2% 3/11/16	4,270	4,300
3.245% 5/6/22	4,160	4,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 3.9% 2/1/25	$ 3,400	$ 3,208
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,831
Columbia Pipeline Group, Inc. 3.3% 6/1/20 (b)	2,974	2,940
ConocoPhillips Co. 2.2% 5/15/20	2,031	2,021
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,785
2.7% 4/1/19	1,120	992
3.875% 3/15/23	3,530	2,896
Devon Energy Corp. 2.25% 12/15/18	3,355	3,334
El Paso Natural Gas Co. 5.95% 4/15/17	178	184
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,220
Enterprise Products Operating LP:
2.55% 10/15/19	693	685
4.05% 2/15/22	4,350	4,406
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	174
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,272
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,209
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	5,943
MPLX LP 4% 2/15/25	500	453
Petro-Canada 6.05% 5/15/18	1,874	2,037
Petrobras Global Finance BV 4.375% 5/20/23	8,700	6,068
Petroleos Mexicanos:
3.5% 1/30/23	3,205	2,941
4.875% 1/24/22	4,300	4,313
4.875% 1/18/24	3,680	3,614
Phillips 66 Co. 2.95% 5/1/17	8,400	8,561
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,156
5.75% 1/15/20	6,268	6,553
Schlumberger Investment SA 1.25% 8/1/17 (b)	6,000	5,967
Shell International Finance BV 2.125% 5/11/20	4,895	4,879
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	2,954
Southwestern Energy Co. 4.05% 1/23/20	2,364	2,095
Spectra Energy Capital, LLC 5.65% 3/1/20	237	253
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,080
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	807
4.55% 6/24/24	4,547	3,731
Total Capital International SA 2.125% 1/10/19	8,195	8,287
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	$ 1,717	$ 1,746
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,448
5.375% 6/1/21	4,300	4,485
Williams Partners LP 4.3% 3/4/24	4,990	4,331
		163,531
TOTAL ENERGY		187,676
FINANCIALS - 23.7%
Banks - 10.1%
Bank of America Corp.:
2% 1/11/18	3,000	3,012
2.65% 4/1/19	7,598	7,685
3.875% 3/22/17	326	336
4.2% 8/26/24	3,440	3,474
4.25% 10/22/26	3,412	3,424
5.75% 12/1/17	6,840	7,361
5.875% 1/5/21	5,905	6,733
Bank of Montreal 2.5% 1/11/17	4,210	4,277
Bank of Nova Scotia 2.8% 7/21/21	3,440	3,468
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	4,760	4,717
2.3% 3/5/20 (b)	3,320	3,287
Barclays PLC:
2.75% 11/8/19	2,863	2,866
2.875% 6/8/20	4,810	4,825
BNP Paribas 2.375% 9/14/17	6,400	6,470
BNP Paribas SA 2.45% 3/17/19	3,370	3,387
Capital One NA 2.95% 7/23/21	3,430	3,417
CIT Group, Inc. 3.875% 2/19/19	7,345	7,354
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,976
2.15% 7/30/18	6,591	6,630
2.55% 4/8/19	11,680	11,820
4.4% 6/10/25	3,290	3,346
6.125% 5/15/18	100	110
Citizens Bank NA 2.45% 12/4/19	6,790	6,697
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Comerica, Inc. 2.125% 5/23/19	$ 2,052	$ 2,046
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,379
2.3% 9/6/19	3,440	3,443
Credit Suisse AG 6% 2/15/18	9,794	10,581
Credit Suisse New York Branch 3% 10/29/21	3,500	3,511
Discover Bank 2% 2/21/18	8,400	8,359
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,211
4.5% 6/1/18	440	465
First Horizon National Corp. 3.5% 12/15/20	7,958	7,931
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,298
HSBC Bank PLC 1.5% 5/15/18 (b)	3,890	3,864
HSBC Holdings PLC:
4% 3/30/22	3,778	3,985
5.1% 4/5/21	4,270	4,780
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,839
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,411
Huntington National Bank 2.2% 4/1/19	4,985	4,950
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,791
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,486
2.35% 1/28/19	7,995	8,083
3.875% 9/10/24	5,168	5,195
4.125% 12/15/26	5,070	5,130
4.5% 1/24/22	4,210	4,568
KeyCorp. 5.1% 3/24/21	4,303	4,742
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (b)	5,070	5,068
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	7,500	7,467
2.4% 3/26/20 (b)	6,705	6,649
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	971
2.25% 2/10/20	3,292	3,259
Nordea Bank AB 2.375% 4/4/19 (b)	3,360	3,382
PNC Bank NA 2.45% 11/5/20	4,458	4,458
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,612
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp. 2% 5/15/18	$ 3,910	$ 3,893
Royal Bank of Canada:
1.5% 1/16/18	8,080	8,073
2.35% 10/30/20	6,360	6,327
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,277
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,026
The Toronto Dominion Bank 2.625% 9/10/18	5,842	5,985
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,109
3% 1/22/21	6,034	6,178
4.3% 7/22/27	4,780	4,924
		314,663
Capital Markets - 3.2%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,762
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,961
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,071
2.625% 1/31/19	7,920	8,063
5.95% 1/18/18	10,163	11,034
6.15% 4/1/18	3,044	3,338
Lazard Group LLC:
4.25% 11/14/20	1,723	1,799
6.85% 6/15/17	935	997
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,519
6.875% 4/25/18	5,859	6,521
Morgan Stanley:
2.125% 4/25/18	3,910	3,940
2.375% 7/23/19	3,430	3,453
2.5% 1/24/19	9,985	10,145
2.65% 1/27/20	5,010	5,048
4.875% 11/1/22	3,010	3,255
5.625% 9/23/19	933	1,039
5.75% 1/25/21	4,378	4,990
5.95% 12/28/17	2,475	2,682
7.3% 5/13/19	3,668	4,272
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
1.8% 3/26/18	$ 4,881	$ 4,886
2.375% 8/14/19	5,170	5,195
		101,393
Consumer Finance - 1.4%
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,783
Discover Financial Services:
3.85% 11/21/22	196	195
5.2% 4/27/22	710	764
6.45% 6/12/17	2,977	3,170
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,010
3.157% 8/4/20	3,320	3,321
4.25% 9/20/22	4,080	4,237
General Electric Capital Corp. 6.375% 11/15/67 (d)	5,670	6,024
Hyundai Capital America:
2.125% 10/2/17 (b)	1,463	1,460
2.55% 2/6/19 (b)	2,513	2,502
2.6% 3/19/20 (b)	6,620	6,531
2.875% 8/9/18 (b)	1,665	1,687
3% 10/30/20 (b)	6,329	6,310
Synchrony Financial:
1.875% 8/15/17	822	820
3% 8/15/19	1,208	1,214
		45,028
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,870
3.875% 8/15/22	2,163	2,151
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,107
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,947	1,960
		8,088
Insurance - 3.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,116
AIA Group Ltd. 2.25% 3/11/19 (b)	743	741
American International Group, Inc. 4.875% 6/1/22	4,038	4,405
Aon Corp. 5% 9/30/20	4,000	4,398
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	$ 1,929	$ 1,941
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,090
5.375% 3/15/17	149	156
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,603
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,606
4.8% 7/15/21	3,265	3,564
MassMutual Global Funding II 2.45% 11/23/20 (b)	4,750	4,759
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	9,444	9,421
2.3% 4/10/19 (b)	8,370	8,439
New York Life Global Funding 1.55% 11/2/18 (b)	11,120	11,057
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,477
Prudential Financial, Inc.:
3.5% 5/15/24	3,345	3,381
4.5% 11/15/20	4,820	5,210
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	6,731
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	4,427
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	980	988
Unum Group:
4% 3/15/24	3,330	3,353
5.625% 9/15/20	5,021	5,555
7.125% 9/30/16	4,802	5,019
		98,437
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	715
4.6% 4/1/22	1,262	1,316
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,431
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,650
4.2% 12/15/23	6,745	7,134
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,021
Camden Property Trust 4.25% 1/15/24	2,807	2,918
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties LP:
3.7% 6/15/21	$ 2,256	$ 2,198
5% 7/1/25	1,529	1,485
DDR Corp.:
3.625% 2/1/25	1,578	1,501
4.625% 7/15/22	1,318	1,364
4.75% 4/15/18	3,000	3,150
7.5% 4/1/17	2,748	2,945
Digital Delta Holdings LLC 3.4% 10/1/20 (b)	3,292	3,306
Duke Realty LP:
3.625% 4/15/23	1,976	1,935
3.875% 10/15/22	3,009	3,027
6.75% 3/15/20	291	334
8.25% 8/15/19	57	68
Equity One, Inc.:
3.75% 11/15/22	8,200	7,959
6% 9/15/17	3,451	3,668
6.25% 1/15/17	545	570
ERP Operating LP:
3.375% 6/1/25	4,900	4,870
4.625% 12/15/21	3,194	3,484
4.75% 7/15/20	2,996	3,261
Federal Realty Investment Trust 5.9% 4/1/20	42	48
HCP, Inc. 4.25% 11/15/23	5,100	5,162
Health Care REIT, Inc.:
2.25% 3/15/18	1,651	1,650
4% 6/1/25	5,264	5,193
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,411
6.65% 1/15/18	792	842
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,076
3.4% 11/1/22	2,493	2,483
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,189
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,111	1,089
4.5% 4/1/27 (b)	3,298	3,142
4.95% 4/1/24	1,104	1,116
5.25% 1/15/26 (b)	3,160	3,247
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Select Income REIT 2.85% 2/1/18	$ 1,609	$ 1,610
Simon Property Group LP 2.2% 2/1/19	3,118	3,139
		101,707
Real Estate Management & Development - 2.3%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,647
6.125% 4/15/20	1,521	1,633
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,013
5.7% 5/1/17	2,338	2,448
Digital Realty Trust LP 3.95% 7/1/22	2,154	2,136
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,423
5.5% 3/15/17	3,558	3,720
Liberty Property LP:
4.125% 6/15/22	1,971	1,993
4.75% 10/1/20	7,111	7,595
5.5% 12/15/16	1,941	2,017
6.625% 10/1/17	2,744	2,959
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,869
4.5% 4/18/22	1,234	1,192
7.75% 8/15/19	539	602
Mid-America Apartments LP:
4% 11/15/25	807	805
4.3% 10/15/23	696	708
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,633
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,195	2,277
Regency Centers LP:
3.75% 6/15/24	2,349	2,344
5.875% 6/15/17	1,280	1,355
Tanger Properties LP:
3.75% 12/1/24	3,076	3,032
6.125% 6/1/20	4,208	4,779
Ventas Realty LP:
1.25% 4/17/17	1,643	1,633
4.125% 1/15/26	1,037	1,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 2,589	$ 2,587
Washington Prime Group LP 3.85% 4/1/20	4,940	5,002
		72,438
TOTAL FINANCIALS		741,754
HEALTH CARE - 3.1%
Biotechnology - 0.8%
AbbVie, Inc.:
2.5% 5/14/20	5,045	5,014
2.9% 11/6/22	4,110	4,020
3.2% 11/6/22	3,165	3,136
Amgen, Inc.:
2.125% 5/1/20	3,530	3,490
2.2% 5/22/19	2,820	2,819
5.85% 6/1/17	3,264	3,470
Celgene Corp. 2.875% 8/15/20	3,000	3,013
		24,962
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,033
Medtronic, Inc. 2.5% 3/15/20	6,790	6,878
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,240
		14,151
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	597	579
Cardinal Health, Inc. 1.95% 6/15/18	936	937
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,116
Express Scripts, Inc. 3.125% 5/15/16	3,905	3,942
McKesson Corp. 2.284% 3/15/19	3,330	3,336
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	842
2.7% 7/15/20	2,557	2,603
2.75% 2/15/23	684	672
3.35% 7/15/22	1,155	1,187
3.875% 10/15/20	5,296	5,644
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.125% 5/15/22	$ 4,290	$ 4,228
4.35% 8/15/20	5,502	5,846
		34,932
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,421
4.15% 2/1/24	918	962
		4,383
Pharmaceuticals - 0.6%
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,066
3% 3/12/20	2,840	2,876
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	4,070	4,095
3% 10/8/21 (b)	1,764	1,791
Perrigo Co. PLC 1.3% 11/8/16	911	905
Perrigo Finance PLC 3.5% 12/15/21	833	818
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,485
3.45% 11/13/20	887	894
		17,930
TOTAL HEALTH CARE		96,358
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,163
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	980	1,006
6.795% 2/2/20	40	41
6.9% 7/2/19	397	409
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,418	1,503
8.36% 1/20/19	869	929
		3,888
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Covidien International Finance SA 6% 10/15/17	$ 3,234	$ 3,500
Danaher Corp.:
2.4% 9/15/20	1,130	1,136
3.35% 9/15/25	2,943	2,999
General Electric Co.:
2.7% 10/9/22	3,340	3,351
3.375% 3/11/24	5,802	6,042
Roper Industries, Inc.:
2.05% 10/1/18	5,730	5,695
3% 12/15/20	3,140	3,139
		25,862
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,131
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	914
		9,045
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,391
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	3,200	3,232
4.75% 3/1/20	2,913	3,071
		6,303
TOTAL INDUSTRIALS		51,652
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	1,119	1,104
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,834
		3,938
IT Services - 0.2%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,083
Software - 0.5%
Oracle Corp.:
2.5% 5/15/22	8,220	8,151
3.875% 7/15/20	6,900	7,421
		15,572
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.:
1% 5/3/18	$ 11,730	$ 11,663
2.85% 5/6/21	5,040	5,173
Hewlett Packard Enterprise Co. 3.6% 10/15/20 (b)	7,941	8,004
		24,840
TOTAL INFORMATION TECHNOLOGY		49,433
MATERIALS - 1.2%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,394
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (b)	2,969	2,944
Ecolab, Inc. 1.45% 12/8/17	2,207	2,194
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,275
The Mosaic Co. 4.25% 11/15/23	5,095	5,112
		18,919
Metals & Mining - 0.6%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	3,440	2,838
9.375% 4/8/19 (b)	3,822	3,956
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,229
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,260	3,537
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,058
		17,618
TOTAL MATERIALS		36,537
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	2,237	2,200
3% 6/30/22	4,920	4,867
3.4% 5/15/25	4,920	4,771
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,153
2.35% 2/14/19	1,992	2,000
CenturyLink, Inc. 6.15% 9/15/19	3,860	3,966
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	$ 6,407	$ 6,455
SBA Tower Trust 3.156% 10/15/20 (b)	4,730	4,670
Verizon Communications, Inc. 5.15% 9/15/23	4,000	4,473
		35,555
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,365
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,648
Vodafone Group PLC 1.5% 2/19/18	4,000	3,985
		11,998
TOTAL TELECOMMUNICATION SERVICES		47,553
UTILITIES - 3.8%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	3,867	4,153
Commonwealth Edison Co. 4% 8/1/20	4,400	4,681
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	369	420
Edison International 3.75% 9/15/17	2,938	3,039
Entergy Corp. 4% 7/15/22	4,800	4,920
Eversource Energy 2.8% 5/1/23	4,679	4,516
Exelon Corp. 2.85% 6/15/20	934	936
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,386
4.25% 3/15/23	4,000	4,058
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,602
6.5% 8/1/18	2,033	2,268
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	681
3.25% 6/15/23	3,750	3,798
Pennsylvania Electric Co. 6.05% 9/1/17	844	904
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,489
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,261
Tampa Electric Co. 5.4% 5/15/21	1,635	1,830
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,863
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Virginia Electric & Power Co. 3.45% 2/15/24	$ 4,960	$ 5,091
Wisconsin Electric Power Co. 2.95% 9/15/21	768	783
		64,699
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	6,420	6,212
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,313
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	5,972
		13,497
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 2.375% 6/1/20	2,294	2,230
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	494
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,030
Dominion Resources, Inc.:
2.6266% 9/30/66 (d)	4,542	3,542
7.5% 6/30/66 (d)	4,221	3,668
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,418
5.45% 9/15/20	313	345
6.4% 3/15/18	684	750
PG&E Corp. 2.4% 3/1/19	489	490
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,741
Sempra Energy:
2.3% 4/1/17	9,715	9,790
2.875% 10/1/22	1,677	1,636
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	3,383	2,774
		37,678
TOTAL UTILITIES		118,104
TOTAL NONCONVERTIBLE BONDS (Cost $1,527,474)		1,557,831
U.S. Government and Government Agency Obligations - 29.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.6%
Fannie Mae:
1.125% 7/20/18	$ 9,258	$ 9,240
1.5% 11/30/20	5,168	5,083
1.875% 12/28/20	6,221	6,231
Freddie Mac 1% 9/29/17	94,423	94,482
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		115,036
U.S. Treasury Obligations - 26.0%
U.S. Treasury Notes:
1.25% 11/15/18	84,388	84,454
1.375% 3/31/20 (c)	111,580	110,630
1.625% 4/30/19	117,000	118,042
1.75% 2/28/22	212,500	210,400
2.25% 3/31/21	69,005	70,736
2.375% 8/15/24	216,300	219,819
TOTAL U.S. TREASURY OBLIGATIONS		814,081
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $926,242)		929,117
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.7%
2.298% 3/1/40 (d)	619	658
2.31% 12/1/39 (d)	306	326
2.403% 11/1/36 (d)	686	727
2.476% 12/1/33 (d)	2,872	3,046
2.478% 7/1/35 (d)	350	372
2.516% 4/1/35 (d)	1,665	1,762
2.557% 6/1/42 (d)	404	416
2.951% 11/1/40 (d)	237	247
2.98% 9/1/41 (d)	267	279
2.991% 10/1/41 (d)	110	115
3.243% 7/1/41 (d)	435	458
3.3% 10/1/41 (d)	212	221
3.553% 7/1/41 (d)	499	526
5.5% 10/1/17 to 6/1/36	8,975	9,854
6.5% 8/1/16 to 8/1/36	3,221	3,744
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 7/1/25 to 2/1/32	$ 13	$ 14
7.5% 11/1/22 to 8/1/29	150	171
TOTAL FANNIE MAE		22,936
Freddie Mac - 0.6%
3% 8/1/21	2,850	2,959
3.211% 9/1/41 (d)	280	293
3.226% 4/1/41 (d)	297	311
3.293% 6/1/41 (d)	317	334
3.451% 5/1/41 (d)	256	267
3.617% 6/1/41 (d)	451	477
3.706% 5/1/41 (d)	390	413
4.5% 8/1/18	1,310	1,358
5% 3/1/19	1,827	1,899
5.5% 3/1/34 to 7/1/35	9,624	10,818
7.5% 7/1/27 to 1/1/33	42	49
TOTAL FREDDIE MAC		19,178
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,973	2,317
7.5% 3/15/28	0	0
8% 7/15/17 to 5/15/22	110	114
TOTAL GINNIE MAE		2,431
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,136)		44,545
Asset-Backed Securities - 4.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (d)	299	271
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (d)	205	197
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,011
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,486
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,834
Series 2014-5 Class A2, 1.6% 10/15/19	650	650
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,072
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	$ 6,251	$ 6,254
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (d)	21	19
Series 2004-R2 Class M3, 1.022% 4/25/34 (d)	40	31
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (d)	22	20
Series 2004-W11 Class M2, 1.247% 11/25/34 (d)	253	246
Series 2004-W7 Class M1, 1.022% 5/25/34 (d)	968	906
Series 2006-W4 Class A2C, 0.357% 5/25/36 (d)	519	184
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.022% 4/25/34 (d)	763	692
Series 2006-HE2 Class M1, 0.591% 3/25/36 (d)	15	0
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.346% 2/25/35 (d)	1,738	1,562
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	10,190	10,213
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (d)	812	545
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	146	146
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,520
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.676% 4/25/34 (d)	30	27
Series 2004-4 Class M2, 0.992% 6/25/34 (d)	45	41
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,902
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (d)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (d)	208	196
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	12,535	12,600
Series 2015-1 Class A, 2.12% 7/15/26 (b)	7,657	7,623
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,747
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,322
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (d)	427	373
Class M4, 1.217% 1/25/35 (d)	157	85
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (b)(d)	623	561
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (b)(d)	$ 596	$ 566
Class B, 0.477% 11/15/34 (b)(d)	216	201
Class C, 0.577% 11/15/34 (b)(d)	357	318
Class D, 0.947% 11/15/34 (b)(d)	136	114
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	5,774	5,732
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	146	4
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (d)	198	185
Series 2003-3 Class M1, 1.511% 8/25/33 (d)	202	193
Series 2003-5 Class A2, 0.921% 12/25/33 (d)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (d)	766	492
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (d)	130	57
Series 2007-CH1 Class AV4, 0.327% 11/25/36 (d)	104	104
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (d)	49	49
Series 2006-A Class 2C, 1.4764% 3/27/42 (d)	2,280	1,147
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (d)	147	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (d)	84	70
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (d)	208	191
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (d)	124	123
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (d)	954	921
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (d)	26	24
Series 2004-HE7 Class B3, 5.447% 8/25/34 (d)	186	70
Series 2005-NC1 Class M1, 0.857% 1/25/35 (d)	120	113
Series 2005-NC2 Class B1, 1.952% 3/25/35 (d)	88	1
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (d)	642	571
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (d)	240	225
Class M4, 2.372% 9/25/34 (d)	308	198
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (d)	665	593
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (d)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	$ 1,895	$ 1,901
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,223
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (d)	344	318
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (d)	283	275
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (d)	30	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (d)	168	147
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (b)(d)	1,820	928
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,923
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (b)(d)	806	806
TOTAL ASSET-BACKED SECURITIES (Cost $125,528)		131,178
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 0.7%
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3068% 12/20/54 (d)	151	151
Series 2006-1A:
Class A5, 0.3468% 12/20/54 (b)(d)	2,529	2,527
Class C2, 1.4068% 12/20/54 (b)(d)	3,085	3,081
Series 2006-2 Class C1, 1.1468% 12/20/54 (d)	2,445	2,442
Series 2006-3 Class C2, 1.2068% 12/20/54 (d)	506	505
Series 2006-4:
Class B1, 0.3868% 12/20/54 (d)	2,386	2,384
Class C1, 0.9668% 12/20/54 (d)	1,459	1,457
Class M1, 0.5468% 12/20/54 (d)	629	628
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (d)	1,115	1,114
Class 1M1, 0.5068% 12/20/54 (d)	754	753
Class 2C1, 1.0668% 12/20/54 (d)	506	505
Class 2M1, 0.7068% 12/20/54 (d)	969	968
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (d)	1,341	1,339
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (d)	297	296
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7672% 1/20/44 (d)	$ 194	$ 193
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (d)	1,872	1,871
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (d)	162	149
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (d)	384	344
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (b)(d)	218	198
Class B6, 3.0469% 6/10/35 (b)(d)	60	54
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	10	10
TOTAL PRIVATE SPONSOR		20,969
U.S. Government Agency - 1.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,533	2,672
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	18	18
Series 2015-28 Class P, 2.5% 5/25/45	18,046	18,191
Series 2013-16 Class GP, 3% 3/25/33	15,867	16,416
Series 2015-28 Class JE, 3% 5/25/45	13,608	13,957
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	46	47
Series 2363 Class PF, 6% 9/15/16	40	41
Series 2425 Class JH, 6% 3/15/17	77	79
Series 3820 Class DA, 4% 11/15/35	2,011	2,108
Series 3777 Class AC, 3.5% 12/15/25	3,681	3,854
Series 3949 Class MK, 4.5% 10/15/34	1,546	1,664
TOTAL U.S. GOVERNMENT AGENCY		59,047
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,315)		80,016
Commercial Mortgage Securities - 6.5%
	Principal Amount (000s)	Value (000s)
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	$ 3,032	$ 3,090
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (d)(f)	260	3
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-6 Class A3, 5.369% 10/10/45	1,905	1,911
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	5,722	5,787
Series 2007-3 Class A4, 5.5616% 6/10/49 (d)	2,003	2,075
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (b)	6,157	6,302
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (b)(d)	23	21
Series 2005-4A:
Class A2, 0.611% 1/25/36 (b)(d)	340	301
Class B1, 1.621% 1/25/36 (b)(d)	23	15
Class M1, 0.671% 1/25/36 (b)(d)	110	89
Class M2, 0.691% 1/25/36 (b)(d)	52	41
Class M3, 0.721% 1/25/36 (b)(d)	48	36
Class M4, 0.831% 1/25/36 (b)(d)	42	31
Class M5, 0.871% 1/25/36 (b)(d)	42	31
Class M6, 0.921% 1/25/36 (b)(d)	45	30
Series 2006-3A Class M4, 0.651% 10/25/36 (b)(d)	23	2
Series 2007-1 Class A2, 0.491% 3/25/37 (b)(d)	267	223
Series 2007-2A:
Class A1, 0.491% 7/25/37 (b)(d)	273	234
Class A2, 0.541% 7/25/37 (b)(d)	255	205
Class M1, 0.591% 7/25/37 (b)(d)	119	91
Class M2, 0.631% 7/25/37 (b)(d)	65	45
Class M3, 0.711% 7/25/37 (b)(d)	50	31
Series 2007-3:
Class A2, 0.511% 7/25/37 (b)(d)	209	170
Class M1, 0.531% 7/25/37 (b)(d)	71	54
Class M2, 0.561% 7/25/37 (b)(d)	76	55
Class M3, 0.591% 7/25/37 (b)(d)	120	59
Class M4, 0.721% 7/25/37 (b)(d)	142	47
Class M5, 0.821% 7/25/37 (b)(d)	91	14
Series 2007-4A Class M1, 1.147% 9/25/37 (b)(d)	127	27
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	4,834	4,922
Series 2006-T22 Class A1A, 5.6179% 4/12/38 (d)	3,575	3,593
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-PW12 Class A1A, 5.7074% 9/11/38 (d)	$ 4,472	$ 4,499
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (b)(d)(f)	55,564	0
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (b)(d)	98	94
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,167	5,465
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (b)	4,927	4,984
Class D, 3.768% 4/10/28 (b)(d)	1,568	1,595
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,899	1,945
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,494	1,484
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1B, 5.3368% 1/15/46 (d)	3,247	3,241
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,849
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,347
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,982
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (b)(d)	57	57
sequential payer:
Series 2006-C7 Class A1A, 5.7532% 6/10/46 (d)	3,428	3,465
Series 2006-C8 Class A4, 5.306% 12/10/46	5,465	5,579
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	2,414	2,478
Series 2007-C3 Class A4, 5.699% 6/15/39 (d)	430	446
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	1	0
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (b)(d)	615	611
Class C, 2.4458% 3/15/17 (b)(d)	599	595
Class D, 3.397% 3/15/17 (b)(d)	907	898
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (b)(d)	6,240	6,273
Class CFX, 3.4949% 12/15/19 (b)(d)	2,801	2,769
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 8,174	$ 8,443
Series 2006-C1 Class A1A, 5.2841% 3/10/44 (d)	2,533	2,538
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	6,017	6,203
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	1,030	1,038
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,705	1,741
Series 2012-GC6 Class A1, 1.282% 1/10/45	59	59
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	747
Class DFX, 4.4065% 11/5/30 (b)	5,778	5,778
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.477% 11/15/18 (b)(d)	69	68
Class F, 0.527% 11/15/18 (b)(d)	201	194
Class G, 0.557% 11/15/18 (b)(d)	174	167
Class H, 0.697% 11/15/18 (b)(d)	134	128
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	858	871
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	635	646
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (d)	139	143
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,079	3,167
Series 2006-LDP7 Class A1A, 5.9107% 4/15/45 (d)	6,532	6,620
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	371	372
Series 2007-C1 Class A4, 5.424% 2/15/40	148	152
Series 2007-C2 Class A3, 5.43% 2/15/40	473	489
Series 2007-C7 Class A3, 5.866% 9/15/45	1,971	2,092
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (b)(d)	1,050	1,047
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	4,678	4,755
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	17	17
Series 2007-5 Class A4, 5.378% 8/12/48	43	44
Series 2007-9 Class A4, 5.7% 9/12/49	313	327
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (d)	$ 1,207	$ 377
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (b)(d)	161	161
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (b)(d)	125	125
Class E, 0.4458% 10/15/20 (b)(d)	376	375
Class F, 0.4958% 10/15/20 (b)(d)	225	225
Class G, 0.5358% 10/15/20 (b)(d)	279	278
Class H, 0.6258% 10/15/20 (b)(d)	176	174
Class J, 0.7758% 10/15/20 (b)(d)	101	99
sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (b)	2,641	2,894
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	2,564	2,587
Series 2006-IQ11 Class A1A, 5.7465% 10/15/42 (d)	4,476	4,505
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	136	138
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	155	48
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (b)(d)	3,591	3,576
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	2,504	2,520
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (b)(d)	132	126
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,541	2,616
Series 2007-C30 Class A5, 5.342% 12/15/43	9,961	10,265
Series 2007-C32 Class A3, 5.7127% 6/15/49 (d)	2,049	2,115
Series 2007-C33 Class A5, 5.9524% 2/15/51 (d)	799	848
Series 2006-C23 Class A1A, 5.422% 1/15/45	2,110	2,109
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	2,398	2,410
Series 2006-C25 Class A1A, 5.715% 5/15/43 (d)	4,399	4,451
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,607	3,654
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	3,052	3,085
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,746
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $204,273)		203,544
Municipal Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,526)	$ 10,620	$ 11,391
Foreign Government and Government Agency Obligations - 0.3%

New Brunswick Province 2.75% 6/15/18 (Cost $8,690)	8,700	8,979
Supranational Obligations - 0.2%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $5,810)	5,818	5,781
Bank Notes - 1.7%

Bank of America NA 5.3% 3/15/17	1,267	1,325
Barclays Bank PLC 2.5% 2/20/19	2,100	2,123
Capital One Bank NA 2.25% 2/13/19	6,545	6,526
Discover Bank:
(Delaware) 3.2% 8/9/21	3,500	3,467
3.1% 6/4/20	3,095	3,127
Fifth Third Bank 2.875% 10/1/21	3,440	3,422
JPMorgan Chase Bank 6% 10/1/17	12,071	12,996
PNC Bank NA 2.2% 1/28/19	3,285	3,304
Regions Bank 7.5% 5/15/18	1,200	1,341
SunTrust Bank 2.75% 5/1/23	4,300	4,148
Union Bank NA 2.125% 6/16/17	4,300	4,337
Wachovia Bank NA 6% 11/15/17	5,655	6,133
TOTAL BANK NOTES (Cost $51,268)		52,249
Fixed-Income Funds - 2.4%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $77,805)	755,528	75,530
Money Market Funds - 0.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (a) (Cost $19,294)	19,293,960	$ 19,294
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,068,361)		3,119,455
NET OTHER ASSETS (LIABILITIES) - 0.4%		13,968
NET ASSETS - 100%		$ 3,133,423
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 110	$ (11)	$ 0	$ (11)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,606,000 or 11.3% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $736,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Specialized High Income Central Fund	1,053
Total	$ 1,066
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 75,610	$ 1,053	$ -	$ 75,530	9.2%
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,557,831	$ -	$ 1,557,831	$ -
U.S. Government and Government Agency Obligations	929,117	-	929,117	-
U.S. Government Agency - Mortgage Securities	44,545	-	44,545	-
Asset-Backed Securities	131,178	-	130,123	1,055
Collateralized Mortgage Obligations	80,016	-	80,016	-
Commercial Mortgage Securities	203,544	-	203,494	50
Municipal Securities	11,391	-	11,391	-
Foreign Government and Government Agency Obligations	8,979	-	8,979	-
Supranational Obligations	5,781	-	5,781	-
Bank Notes	52,249	-	52,249	-
Fixed-Income Funds	75,530	75,530	-	-
Money Market Funds	19,294	19,294	-	-
Total Investments in Securities:	$ 3,119,455	$ 94,824	$ 3,023,526	$ 1,105
Derivative Instruments:
Liabilities
Swaps	$ (11)	$ -	$ (11)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $3,086,743,000. Net unrealized appreciation aggregated $32,712,000, of which $68,408,000 related to appreciated investment securities and $35,696,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

November 30, 2015

1.813259.111

IGB-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18	$ 5,025	$ 5,096
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,611
3% 9/25/17	3,673	3,701
3.25% 5/15/18	2,630	2,655
3.5% 7/10/19	5,942	5,995
4.25% 5/15/23	2,950	2,963
4.375% 9/25/21	11,530	11,780
4.75% 8/15/17	2,790	2,894
		36,695
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,582
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,756
Media - 2.0%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,105
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)	7,996	8,088
4.908% 7/23/25 (b)	10,079	10,236
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,085
Discovery Communications LLC 3.25% 4/1/23	954	889
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,585
5.5% 9/1/41	3,321	3,056
5.875% 11/15/40	7,141	6,909
6.55% 5/1/37	8,170	8,278
6.75% 7/1/18	5,587	6,160
7.3% 7/1/38	8,218	8,905
8.25% 4/1/19	10,913	12,635
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,673
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.2% 3/15/40	$ 5,000	$ 5,623
Viacom, Inc. 4.25% 9/1/23	13,340	13,225
		140,452
Multiline Retail - 0.2%
Family Tree Escrow LLC 5.25% 3/1/20 (b)	15,000	15,525
TOTAL CONSUMER DISCRETIONARY		213,010
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,557
3.875% 11/15/19	351	363
4.75% 11/15/24	8,249	8,435
6% 5/1/22	13,370	14,841
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	3,930	4,045
		41,241
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,168
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,466
Tobacco - 0.8%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,553
9.25% 8/6/19	1,776	2,182
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,979
3.25% 11/1/22	14,892	14,803
4% 6/12/22	2,039	2,121
4.75% 11/1/42	4,468	4,313
5.7% 8/15/35	1,694	1,864
6.15% 9/15/43	2,440	2,793
6.75% 6/15/17	7,156	7,685
7.25% 6/15/37	9,654	11,830
		57,123
TOTAL CONSUMER STAPLES		104,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 5.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	$ 4,849	$ 4,171
5.35% 3/15/20 (b)	4,973	4,632
5.85% 5/21/43 (b)(e)	9,697	7,661
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,004
Halliburton Co.:
3.8% 11/15/25	3,737	3,764
4.85% 11/15/35	3,264	3,297
5% 11/15/45	4,471	4,551
		31,080
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	4,025
6.125% 2/15/21	60,015	25,506
6.625% 8/15/20	23,170	10,948
7.25% 12/15/18	14,500	8,619
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	1,237	1,230
3.3% 6/1/20 (b)	6,073	6,005
4.5% 6/1/25 (b)	1,849	1,771
5.8% 6/1/45 (b)	2,321	2,184
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	2,990
2.7% 4/1/19	1,510	1,338
3.875% 3/15/23	6,765	5,549
5.6% 4/1/44	5,868	4,433
El Paso Corp. 6.5% 9/15/20	16,220	16,782
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	2,813	2,785
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,643
3.9% 5/15/24 (b)	1,887	1,476
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,578
Kinder Morgan, Inc.:
3.05% 12/1/19	57,058	52,290
4.3% 6/1/25	12,912	10,914
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,722
MPLX LP 4% 2/15/25	949	859
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	2,954
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
5.625% 5/20/43	$ 6,485	$ 4,118
7.25% 3/17/44	69,211	49,214
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,370
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,298
6.375% 1/23/45	13,790	12,790
6.5% 6/2/41	34,664	32,699
Phillips 66 Co. 4.3% 4/1/22	4,638	4,876
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	714
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,332
4.05% 1/23/20	4,431	3,926
4.95% 1/23/25	27,840	22,938
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,301
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,067
4.6% 6/15/21	1,124	1,167
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,411
4.55% 6/24/24	19,170	15,730
Western Gas Partners LP 5.375% 6/1/21	6,966	7,266
Williams Partners LP:
4.125% 11/15/20	1,029	992
4.3% 3/4/24	4,326	3,755
		349,565
TOTAL ENERGY		380,645
FINANCIALS - 16.4%
Banks - 8.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	6,150	6,119
4% 4/14/19 (b)	6,280	5,950
5.75% 9/26/23 (b)	5,628	5,206
Bank of America Corp.:
3.3% 1/11/23	14,964	14,955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.875% 3/22/17	$ 3,343	$ 3,445
3.95% 4/21/25	24,889	24,619
4% 1/22/25	50,434	50,065
4.1% 7/24/23	3,096	3,236
4.25% 10/22/26	6,065	6,086
5.65% 5/1/18	3,745	4,061
5.75% 12/1/17	9,833	10,583
5.875% 1/5/21	2,580	2,942
Barclays PLC 2.75% 11/8/19	5,118	5,124
Capital One NA 2.95% 7/23/21	8,151	8,120
CIT Group, Inc.:
3.875% 2/19/19	5,000	5,006
5.5% 2/15/19 (b)	5,000	5,238
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,214
4.05% 7/30/22	2,865	2,956
4.4% 6/10/25	6,752	6,867
4.5% 1/14/22	6,932	7,488
5.3% 5/6/44	11,751	12,369
5.5% 9/13/25	2,420	2,659
6.125% 5/15/18	3,326	3,661
Citizens Bank NA 2.3% 12/3/18	5,551	5,343
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	5,760	5,824
4.4% 12/3/25	13,920	13,905
Credit Suisse AG 6% 2/15/18	8,864	9,577
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25 (b)	21,098	20,622
3.8% 9/15/22 (b)	10,350	10,432
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,334
Discover Bank:
4.2% 8/8/23	4,147	4,313
7% 4/15/20	6,703	7,671
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,173
8.25% 3/1/38	2,385	3,444
HBOS PLC 6.75% 5/21/18 (b)	3,056	3,356
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC:
4.25% 3/14/24	$ 3,112	$ 3,152
5.25% 3/14/44	2,255	2,375
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,872
ING Bank NV 5.8% 9/25/23 (b)	2,826	3,098
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,704
2.35% 1/28/19	2,547	2,575
3.875% 9/10/24	15,129	15,209
4.125% 12/15/26	18,426	18,645
4.25% 10/15/20	2,763	2,954
4.35% 8/15/21	18,417	19,833
4.625% 5/10/21	2,717	2,967
4.95% 3/25/20	11,055	12,119
PNC Bank NA 2.45% 11/5/20	9,934	9,934
Rabobank Nederland 4.375% 8/4/25	10,398	10,623
Regions Bank 6.45% 6/26/37	9,230	11,006
Regions Financial Corp. 2% 5/15/18	6,934	6,905
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	28,458
6% 12/19/23	25,238	27,495
6.1% 6/10/23	8,465	9,213
6.125% 12/15/22	28,328	31,168
Societe Generale 4.25% 4/14/25 (b)	17,200	16,610
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,589
		604,467
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,314
Deutsche Bank AG 4.5% 4/1/25	12,526	11,818
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,315
2.625% 1/31/19	13,825	14,075
2.9% 7/19/18	9,276	9,514
5.25% 7/27/21	5,652	6,320
5.75% 1/24/22	7,392	8,480
5.95% 1/18/18	4,817	5,230
6.75% 10/1/37	24,283	29,147
Lazard Group LLC:
4.25% 11/14/20	4,700	4,907
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
6.85% 6/15/17	$ 607	$ 647
Morgan Stanley:
2.375% 7/23/19	12,012	12,092
3.7% 10/23/24	10,321	10,500
3.75% 2/25/23	8,227	8,520
3.875% 4/29/24	9,504	9,823
4.875% 11/1/22	19,366	20,945
5% 11/24/25	12,124	13,070
5.75% 1/25/21	10,138	11,555
6.625% 4/1/18	7,981	8,835
		205,107
Consumer Finance - 0.6%
American Express Credit Corp. 1.875% 11/5/18	16,705	16,757
Discover Financial Services:
3.85% 11/21/22	4,866	4,849
3.95% 11/6/24	4,069	4,031
5.2% 4/27/22	4,096	4,410
Hyundai Capital America 2.125% 10/2/17 (b)	1,850	1,846
Synchrony Financial:
1.875% 8/15/17	1,427	1,424
3% 8/15/19	2,095	2,105
3.75% 8/15/21	3,164	3,188
4.25% 8/15/24	3,185	3,184
		41,794
Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,483
3.75% 12/1/25	4,425	4,465
MSCI, Inc. 5.25% 11/15/24 (b)	10,000	10,300
		17,248
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,290	1,287
Aon Corp. 5% 9/30/20	2,135	2,347
Five Corners Funding Trust 4.419% 11/15/23 (b)	5,900	6,205
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	10,398	10,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc. 5.125% 4/15/22	$ 5,844	$ 6,466
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,273	5,671
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,210
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,853	7,093
Pacific LifeCorp:
5.125% 1/30/43 (b)	5,696	5,828
6% 2/10/20 (b)	422	472
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,038
5.375% 5/15/45 (e)	6,834	6,937
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	4,967
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,736	1,750
4.125% 11/1/24 (b)	2,517	2,544
Unum Group 5.625% 9/15/20	4,155	4,597
		72,875
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,253
4.6% 4/1/22	1,475	1,538
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,826
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,837
Camden Property Trust:
2.95% 12/15/22	2,605	2,521
4.25% 1/15/24	4,889	5,083
Corporate Office Properties LP 5% 7/1/25	3,165	3,073
DDR Corp.:
3.625% 2/1/25	2,957	2,812
4.25% 2/1/26	2,697	2,689
4.625% 7/15/22	9,008	9,326
4.75% 4/15/18	4,483	4,707
7.5% 4/1/17	2,623	2,811
Duke Realty LP:
3.625% 4/15/23	3,352	3,282
3.875% 10/15/22	9,433	9,489
4.375% 6/15/22	2,822	2,915
5.95% 2/15/17	141	148
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 12,000	$ 11,648
6% 9/15/17	3,423	3,639
6.25% 1/15/17	2,422	2,533
ERP Operating LP 4.625% 12/15/21	7,320	7,986
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,574
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,458
HRPT Properties Trust 6.65% 1/15/18	2,600	2,764
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,057
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,926
4.95% 4/1/24	1,915	1,936
5.25% 1/15/26 (b)	8,152	8,377
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,320
5% 12/15/23	1,073	1,104
Weingarten Realty Investors 3.375% 10/15/22	990	964
WP Carey, Inc.:
4% 2/1/25	7,432	7,141
4.6% 4/1/24	11,566	11,730
		126,467
Real Estate Management & Development - 1.5%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,192
6.125% 4/15/20	1,872	2,010
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,290
4.1% 10/1/24	6,040	5,865
4.95% 4/15/18	4,806	5,043
5.7% 5/1/17	2,243	2,349
CBRE Group, Inc. 4.875% 3/1/26	17,030	16,866
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,412
Essex Portfolio LP 3.875% 5/1/24	4,176	4,211
Liberty Property LP:
3.375% 6/15/23	3,567	3,396
4.125% 6/15/22	2,421	2,448
6.625% 10/1/17	3,709	4,000
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
3.15% 5/15/23	$ 7,757	$ 6,714
4.5% 4/18/22	1,473	1,423
Mid-America Apartments LP:
4% 11/15/25	1,797	1,792
4.3% 10/15/23	1,200	1,221
6.05% 9/1/16	4,436	4,572
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,061
Tanger Properties LP:
3.75% 12/1/24	4,213	4,153
3.875% 12/1/23	2,574	2,582
6.125% 6/1/20	4,725	5,367
Ventas Realty LP 4.125% 1/15/26	2,168	2,166
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,109
		105,788
TOTAL FINANCIALS		1,173,746
HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,439
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,879
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,879
4.75% 5/1/23	300	298
5.875% 3/15/22	355	381
6.5% 2/15/20	4,514	4,994
WellPoint, Inc. 3.3% 1/15/23	9,384	9,275
		26,706
Pharmaceuticals - 0.1%
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,477
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,744
Zoetis, Inc. 3.25% 2/1/23	2,627	2,511
		5,732
TOTAL HEALTH CARE		38,877
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 820	$ 877
6.795% 2/2/20	86	88
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,568	1,662
8.36% 1/20/19	4,357	4,657
		7,284
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,215
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,015
3.75% 2/1/22	6,348	6,265
3.875% 4/1/21	5,850	5,909
4.25% 9/15/24	5,062	4,961
		20,150
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	2,984	3,343
TOTAL INDUSTRIALS		32,992
INFORMATION TECHNOLOGY - 0.5%
Software - 0.2%
Autodesk, Inc. 3.125% 6/15/20	12,553	12,476
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	6,891	6,946
4.4% 10/15/22 (b)	6,890	6,918
4.9% 10/15/25 (b)	6,891	6,804
		20,668
TOTAL INFORMATION TECHNOLOGY		33,144
MATERIALS - 1.8%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,897
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 1.7%
Alcoa, Inc.:
5.125% 10/1/24	$ 20,085	$ 19,005
5.4% 4/15/21	9,855	9,917
Anglo American Capital PLC:
3.625% 5/14/20 (b)	6,478	5,377
4.125% 4/15/21 (b)	6,319	5,214
4.875% 5/14/25 (b)	18,378	13,692
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,440
4.1% 5/1/23	62,150	54,650
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(e)	2,868	2,883
6.75% 10/19/75 (b)(e)	7,123	7,105
		121,283
TOTAL MATERIALS		126,180
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc. 5.55% 8/15/41	27,220	27,980
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	266
CenturyLink, Inc.:
5.15% 6/15/17	528	544
6% 4/1/17	1,320	1,363
6.15% 9/15/19	3,260	3,350
Embarq Corp.:
7.082% 6/1/16	4,231	4,337
7.995% 6/1/36	11,427	12,007
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,332
4.5% 9/15/20	60,362	65,540
5.012% 8/21/54	47,470	44,992
6.1% 4/15/18	6,019	6,629
6.55% 9/15/43	40,272	48,638
		231,978
UTILITIES - 1.8%
Electric Utilities - 1.1%
American Transmission Systems, Inc. 5% 9/1/44 (b)	741	750
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	$ 8,443	$ 9,492
6.4% 9/15/20 (b)	11,231	12,788
Entergy Corp. 4% 7/15/22	6,700	6,867
FirstEnergy Corp.:
4.25% 3/15/23	9,775	9,916
7.375% 11/15/31	13,700	16,535
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,690
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,608
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,273
		81,919
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	2,971
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,509
		4,480
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.6266% 9/30/66 (e)	12,726	9,924
7.5% 6/30/66 (e)	3,654	3,175
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,610
5.95% 6/15/41	4,935	5,726
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,010
6% 9/1/21	6,916	7,858
6.5% 12/15/20	2,216	2,555
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,001	3,281
		42,139
TOTAL UTILITIES		128,538
TOTAL NONCONVERTIBLE BONDS (Cost $2,548,736)		2,464,108
U.S. Treasury Obligations - 23.9%

U.S. Treasury Bonds:
2.5% 2/15/45	70,150	63,283
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds: - continued
3% 5/15/45	$ 375,249	$ 375,762
U.S. Treasury Notes:
0.625% 12/31/16 (d)	632,290	631,315
1.625% 7/31/20	321,320	321,144
2% 8/15/25	322,797	316,505
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,706,616)		1,708,009
U.S. Government Agency - Mortgage Securities - 0.5%

Fannie Mae - 0.2%
2.302% 6/1/36 (e)	117	123
2.424% 2/1/35 (e)	1,781	1,891
2.5% 4/1/27 to 3/1/43	2,152	2,179
2.628% 7/1/37 (e)	186	198
3% 10/1/42 to 1/1/43	2,675	2,693
3.5% 11/1/25 to 9/1/42	5,935	6,178
4% 8/1/32 to 11/1/40	2,686	2,870
4.5% 11/1/42	690	754
4.5% 12/1/45 (c)	100	108
5.5% 4/1/39	782	881
6% 3/1/22	41	45
TOTAL FANNIE MAE		17,920
Freddie Mac - 0.2%
3% 5/1/45 to 7/1/45	1,187	1,192
3.176% 10/1/35 (e)	112	119
3.5% 3/1/45 to 6/1/45	2,490	2,580
4% 6/1/33	1,483	1,587
4.5% 7/1/25 to 3/1/44	2,655	2,868
5% 1/1/41 to 7/1/41	2,592	2,860
5.5% 11/1/33 to 8/1/38	250	281
6% 7/1/37 to 8/1/37	655	745
6.5% 9/1/39	730	838
TOTAL FREDDIE MAC		13,070
Ginnie Mae - 0.1%
3% 3/20/45	1,818	1,850
3.5% 3/15/42 to 4/20/45	2,289	2,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 11/20/40 to 11/20/41	$ 1,407	$ 1,501
4.5% 5/20/41	857	928
5% 4/15/40	1,311	1,471
TOTAL GINNIE MAE		8,148
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,812)		39,138
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (e)	421	380
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (e)	126	121
Airspeed Ltd. Series 2007-1A Class C1, 2.697% 6/15/32 (b)(e)	4,811	2,117
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (e)	30	27
Series 2004-R2 Class M3, 1.022% 4/25/34 (e)	57	43
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (e)	30	28
Series 2004-W7 Class M1, 1.022% 5/25/34 (e)	808	756
Series 2006-W4 Class A2C, 0.357% 5/25/36 (e)	730	259
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (e)	1,140	765
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.471% 3/25/32 (e)	16	15
Series 2004-3 Class M4, 1.676% 4/25/34 (e)	42	38
Series 2004-4 Class M2, 0.992% 6/25/34 (e)	63	58
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (e)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (e)	231	218
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (e)	6	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.217% 1/25/35 (e)	220	120
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (b)(e)	930	837
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (b)(e)	$ 455	$ 432
Class B, 0.477% 11/15/34 (b)(e)	165	154
Class C, 0.577% 11/15/34 (b)(e)	273	243
Class D, 0.947% 11/15/34 (b)(e)	130	109
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	5,126	5,115
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	158	4
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (e)	122	114
Series 2003-3 Class M1, 1.511% 8/25/33 (e)	284	271
Series 2003-5 Class A2, 0.921% 12/25/33 (e)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (e)	913	587
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9468% 8/17/32 (b)(e)	3,002	2,951
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.327% 11/25/36 (e)	124	124
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (e)	69	68
Series 2006-A Class 2C, 1.4764% 3/27/42 (e)	1,605	808
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (e)	206	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (e)	52	43
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (e)	144	132
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (e)	147	146
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (e)	865	835
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (e)	36	34
Series 2004-NC6 Class M3, 2.396% 7/25/34 (e)	355	319
Series 2004-NC8 Class M6, 2.096% 9/25/34 (e)	385	349
Series 2005-NC1 Class M1, 0.857% 1/25/35 (e)	169	159
Series 2005-NC2 Class B1, 1.952% 3/25/35 (e)	124	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (e)	903	803
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (e)	337	316
Class M4, 2.372% 9/25/34 (e)	433	278
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (e)	3	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (e)	$ 399	$ 387
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (e)	33	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (e)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (b)(e)	1,761	898
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (b)	320	319
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (b)	1,693	1,688
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (b)	4,918	4,901
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (b)	4,605	4,588
Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)	5,916	5,909
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (b)	17,590	17,541
TOTAL ASSET-BACKED SECURITIES (Cost $55,493)		56,506
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 0.8939% 5/27/37 (b)(e)	8,936	8,461
Class AA1, 0.4586% 5/27/37 (b)(e)	5,985	5,529
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (e)	267	267
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (e)	341	341
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (e)	622	527
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (e)	227	210
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (e)	458	410
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (b)	7,187	7,187
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (e)	584	554
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (b)(e)	$ 198	$ 180
Class B6, 3.0469% 6/10/35 (b)(e)	262	237
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (e)	14	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (e)	63	63
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,406)		23,980
Commercial Mortgage Securities - 5.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (e)(g)	295	3
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (e)	4,234	4,260
Series 2006-6 Class A3, 5.369% 10/10/45	1,728	1,734
Series 2007-2 Class A4, 5.6199% 4/10/49 (e)	4,000	4,127
Series 2007-3 Class A4, 5.5616% 6/10/49 (e)	2,124	2,200
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (b)(e)	25	23
Series 2005-3A:
Class A2, 0.621% 11/25/35 (b)(e)	190	169
Class M1, 0.661% 11/25/35 (b)(e)	51	44
Class M2, 0.711% 11/25/35 (b)(e)	38	31
Class M3, 0.731% 11/25/35 (b)(e)	34	26
Class M4, 0.821% 11/25/35 (b)(e)	43	33
Series 2005-4A:
Class A2, 0.611% 1/25/36 (b)(e)	478	423
Class B1, 1.621% 1/25/36 (b)(e)	25	16
Class M1, 0.671% 1/25/36 (b)(e)	154	125
Class M2, 0.691% 1/25/36 (b)(e)	58	46
Class M3, 0.721% 1/25/36 (b)(e)	85	64
Class M4, 0.831% 1/25/36 (b)(e)	47	35
Class M5, 0.871% 1/25/36 (b)(e)	47	35
Class M6, 0.921% 1/25/36 (b)(e)	50	33
Series 2006-1:
Class A2, 0.581% 4/25/36 (b)(e)	96	83
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Class M1, 0.601% 4/25/36 (b)(e)	$ 58	$ 47
Class M2, 0.621% 4/25/36 (b)(e)	61	49
Class M3, 0.641% 4/25/36 (b)(e)	53	42
Class M4, 0.741% 4/25/36 (b)(e)	30	24
Class M5, 0.781% 4/25/36 (b)(e)	29	20
Class M6, 0.861% 4/25/36 (b)(e)	58	41
Series 2006-2A:
Class M1, 0.531% 7/25/36 (b)(e)	84	67
Class M2, 0.551% 7/25/36 (b)(e)	59	47
Class M3, 0.571% 7/25/36 (b)(e)	49	39
Class M4, 0.641% 7/25/36 (b)(e)	56	44
Class M5, 0.691% 7/25/36 (b)(e)	41	31
Series 2006-3A Class M4, 0.651% 10/25/36 (b)(e)	25	3
Series 2006-4A:
Class A2, 0.491% 12/25/36 (b)(e)	1,442	1,218
Class M1, 0.511% 12/25/36 (b)(e)	116	90
Class M2, 0.531% 12/25/36 (b)(e)	77	50
Class M3, 0.561% 12/25/36 (b)(e)	78	47
Series 2007-1 Class A2, 0.491% 3/25/37 (b)(e)	298	249
Series 2007-2A:
Class A1, 0.491% 7/25/37 (b)(e)	860	740
Class A2, 0.541% 7/25/37 (b)(e)	806	645
Class M1, 0.591% 7/25/37 (b)(e)	275	210
Class M2, 0.631% 7/25/37 (b)(e)	179	126
Class M3, 0.711% 7/25/37 (b)(e)	138	86
Series 2007-3:
Class A2, 0.511% 7/25/37 (b)(e)	294	238
Class M1, 0.531% 7/25/37 (b)(e)	156	118
Class M2, 0.561% 7/25/37 (b)(e)	167	120
Class M3, 0.591% 7/25/37 (b)(e)	268	132
Class M4, 0.721% 7/25/37 (b)(e)	422	138
Class M5, 0.821% 7/25/37 (b)(e)	198	31
Series 2007-4A Class M1, 1.147% 9/25/37 (b)(e)	135	28
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.6179% 4/12/38 (e)	66	66
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (b)(e)(g)	63,160	1
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (b)(e)	138	133
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1958% 12/15/27 (b)(e)	2,535	2,515
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	$ 2,149	$ 2,180
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.047% 4/15/17 (b)(e)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.699% 6/15/39 (e)	9,720	10,085
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	953	989
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(e)(g)	1	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,857
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,172	17,703
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (e)	2,784	2,803
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,238	2,286
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	1,300	1,295
Class DFX, 4.4065% 11/5/30 (b)	11,967	11,967
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.477% 11/15/18 (b)(e)	97	96
Class F, 0.527% 11/15/18 (b)(e)	227	218
Class G, 0.557% 11/15/18 (b)(e)	198	189
Class H, 0.697% 11/15/18 (b)(e)	190	181
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,326	4,416
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,504	12,867
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (e)	97,451	100,252
Series 2007-CB19:
Class B, 5.695% 2/12/49 (e)	93	24
Class C, 5.695% 2/12/49 (e)	245	16
Class D, 5.695% 2/12/49 (e)	257	5
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	60	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (e)	3,675	3,851
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	336	338
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (b)(e)	953	951
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.8373% 6/12/50 (e)	$ 4,145	$ 4,296
Series 2008-C1 Class A4, 5.69% 2/12/51	1,665	1,760
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (e)	2,485	2,533
Class ASB, 5.133% 12/12/49 (e)	16	16
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	26,699	27,621
Series 2007-7 Class A4, 5.7427% 6/12/50 (e)	4,758	4,967
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,095	342
Series 2007-8 Class A3, 5.8772% 8/12/49 (e)	944	989
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (b)(e)	227	227
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (b)(e)	176	176
Class E, 0.4458% 10/15/20 (b)(e)	528	527
Class F, 0.4958% 10/15/20 (b)(e)	397	397
Class G, 0.5358% 10/15/20 (b)(e)	491	490
Class H, 0.6258% 10/15/20 (b)(e)	309	306
Class J, 0.7758% 10/15/20 (b)(e)	179	174
sequential payer Series 2007-IQ15 Class A4, 5.9171% 6/11/49 (e)	19,796	20,689
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,765
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	177	55
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (b)(e)	233	222
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,834
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	33,542
Series 2007-C32 Class A3, 5.7127% 6/15/49 (e)	16,199	16,718
Series 2007-C33 Class A4, 5.9524% 2/15/51 (e)	30,082	31,230
Series 2005-C22 Class B, 5.3981% 12/15/44 (e)	2,428	2,423
Series 2007-C32:
Class D, 5.7127% 6/15/49 (e)	823	584
Class E, 5.7127% 6/15/49 (e)	1,297	718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $429,527)		410,215
Municipal Securities - 1.9%
	Principal Amount (000s)	Value (000s)
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	$ 1,510	$ 1,671
Series 2012 B, 5.432% 1/1/42	5,580	4,925
6.314% 1/1/44	29,170	28,337
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,580
4.95% 6/1/23	6,830	6,867
5.1% 6/1/33	40,020	37,959
Series 2010 5, 6.2% 7/1/21	3,205	3,449
Series 2010-1, 6.63% 2/1/35	4,420	4,574
Series 2010-3:
6.725% 4/1/35	5,880	6,179
7.35% 7/1/35	3,010	3,301
Series 2011:
5.365% 3/1/17	195	201
5.665% 3/1/18	5,145	5,408
5.877% 3/1/19	17,400	18,664
Series 2013:
1.84% 12/1/16	4,160	4,160
3.6% 12/1/19	3,585	3,547
TOTAL MUNICIPAL SECURITIES (Cost $137,752)		132,822
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $6,956)	6,991	7,120
Bank Notes - 0.8%

Bank of America NA 5.3% 3/15/17	3,698	3,866
Barclays Bank PLC 2.5% 2/20/19	3,600	3,639
Discover Bank:
(Delaware) 3.2% 8/9/21	8,981	8,896
3.1% 6/4/20	8,842	8,935
8.7% 11/18/19	1,409	1,670
KeyBank NA 6.95% 2/1/28	1,344	1,685
Bank Notes - continued
	Principal Amount (000s)	Value (000s)
Marshall & Ilsley Bank 5% 1/17/17	$ 6,983	$ 7,224
Regions Bank 7.5% 5/15/18	18,321	20,473
TOTAL BANK NOTES (Cost $54,567)		56,388
Fixed-Income Funds - 28.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f)	14,793,482	1,612,194
Fidelity Specialized High Income Central Fund (f)	4,132,222	413,098
TOTAL FIXED-INCOME FUNDS (Cost $2,008,672)		2,025,292
Preferred Securities - 0.2%
Principal Amount (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	12,002
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $386,470)	386,469,590	386,470
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $7,408,932)		7,322,050
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(165,169)
NET ASSETS - 100%		$ 7,156,881
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (90)	$ (205)	$ (295)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(55)	(155)	(210)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(101)	(340)	(441)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(101)	(292)	(393)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(230)	24	(206)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(230)	64	(166)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(86)	(57)	(143)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(60)	(89)	(149)
TOTAL BUY PROTECTION						(953)	(1,050)	(2,003)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(5)	0	(5)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	153	(15)	0	(15)
TOTAL SELL PROTECTION						(20)	0	(20)
TOTAL CREDIT DEFAULT SWAPS						$ (973)	$ (1,050)	$ (2,023)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,130,000 or 5.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,030,902.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 165
Fidelity Mortgage Backed Securities Central Fund	7,834
Fidelity Specialized High Income Central Fund	5,758
Total	$ 13,757
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,190,488	$ 425,152	$ -	$ 1,612,194	29.1%
Fidelity Specialized High Income Central Fund	413,534	5,758	-	413,098	50.1%
Total	$ 1,604,022	$ 430,910	$ -	$ 2,025,292
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,464,108	$ -	$ 2,464,108	$ -
U.S. Government and Government Agency Obligations	1,708,009	-	1,708,009	-
U.S. Government Agency - Mortgage Securities	39,138	-	39,138	-
Asset-Backed Securities	56,506	-	53,491	3,015
Collateralized Mortgage Obligations	23,980	-	23,980	-
Commercial Mortgage Securities	410,215	-	410,157	58
Municipal Securities	132,822	-	132,822	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 7,120	$ -	$ 7,120	$ -
Bank Notes	56,388	-	56,388	-
Fixed-Income Funds	2,025,292	2,025,292	-	-
Preferred Securities	12,002	-	12,002	-
Money Market Funds	386,470	386,470	-	-
Total Investments in Securities:	$ 7,322,050	$ 2,411,762	$ 4,907,215	$ 3,073
Derivative Instruments:
Liabilities
Swaps	$ (973)	$ -	$ (973)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $7,404,745,000. Net unrealized depreciation aggregated $82,695,000, of which $132,891,000 related to appreciated investment securities and $215,586,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund

November 30, 2015

1.873111.107

LIG-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.9%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 17,512,000	$ 17,541,087
General Motors Co.:
3.5% 10/2/18	15,850,000	16,073,485
6.25% 10/2/43	2,624,000	2,809,184
General Motors Financial Co., Inc.:
2.4% 4/10/18	50,000,000	49,784,100
2.625% 7/10/17	5,075,000	5,093,361
3% 9/25/17	11,621,000	11,708,739
3.2% 7/13/20	26,000,000	25,649,156
3.25% 5/15/18	8,305,000	8,383,657
3.5% 7/10/19	18,875,000	19,043,705
4.25% 5/15/23	9,285,000	9,326,179
4.375% 9/25/21	41,737,000	42,643,361
4.75% 8/15/17	8,785,000	9,113,787
		217,169,801
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,727,344
4.25% 6/15/23	18,902,000	19,476,281
		22,203,625
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,018,540
6.15% 2/15/41	44,925,000	52,085,506
7.75% 12/1/45	10,133,000	13,670,299
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)	26,167,000	26,466,534
4.908% 7/23/25 (b)	25,893,000	26,296,698
6.484% 10/23/45 (b)	25,889,000	26,966,656
Comcast Corp.:
3.6% 3/1/24	43,000,000	44,896,601
4.6% 8/15/45	51,872,000	53,738,147
4.95% 6/15/16	9,131,000	9,341,725
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,477,607
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,428,771
6.35% 6/1/40	10,151,000	10,179,717
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal, Inc. 5.15% 4/30/20	$ 28,753,000	$ 32,402,245
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,516,283
3.85% 9/29/24	18,774,000	18,546,910
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,182,183
4.5% 9/15/42	32,190,000	26,210,192
5.5% 9/1/41	14,842,000	13,657,787
5.85% 5/1/17	7,927,000	8,312,189
5.875% 11/15/40	9,556,000	9,245,468
6.55% 5/1/37	40,036,000	40,563,795
6.75% 7/1/18	23,280,000	25,666,153
7.3% 7/1/38	30,237,000	32,763,120
8.25% 4/1/19	42,627,000	49,353,072
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,629,981
4.9% 6/15/42	21,000,000	20,542,830
6.2% 3/15/40	15,555,000	17,492,484
6.5% 11/15/36	6,573,000	7,589,593
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,565,825
3.5% 4/1/17	15,103,000	15,403,535
		674,210,446
TOTAL CONSUMER DISCRETIONARY		913,583,872
CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Heineken NV 1.4% 10/1/17 (b)	12,431,000	12,406,772
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	16,792,000	17,283,905
		29,690,677
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18	23,965,000	24,103,973
2.25% 12/5/18	18,014,000	18,212,766
2.8% 7/20/20	23,157,000	23,513,178
3.5% 7/20/22	13,624,000	13,994,804
4% 12/5/23	18,015,000	18,957,941
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 6,303,000	$ 6,281,904
2.7% 11/18/19	14,218,000	14,244,872
3.3% 11/18/21	16,863,000	16,808,684
		136,118,122
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	8,922,000	8,879,496
Tobacco - 1.8%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,003,356
4% 1/31/24	15,944,000	16,656,298
4.25% 8/9/42	26,526,000	24,335,960
9.25% 8/6/19	1,547,000	1,900,856
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)	13,299,000	13,274,171
2.95% 7/21/20 (b)	24,400,000	24,451,679
3.75% 7/21/22 (b)	26,649,000	27,007,829
4.25% 7/21/25 (b)	25,864,000	26,334,958
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,473,786
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,621,226
3.25% 6/12/20	9,488,000	9,719,849
3.25% 11/1/22	47,809,000	47,522,863
4% 6/12/22	17,554,000	18,260,197
4.45% 6/12/25	38,654,000	40,611,245
4.75% 11/1/42	48,462,000	46,784,730
5.7% 8/15/35	6,607,000	7,270,766
5.85% 8/15/45	50,684,000	56,764,458
6.15% 9/15/43	11,136,000	12,747,814
6.75% 6/15/17	10,391,000	11,159,685
7.25% 6/15/37	15,680,000	19,214,523
		449,116,249
TOTAL CONSUMER STAPLES		623,804,544
ENERGY - 7.1%
Energy Equipment & Services - 0.8%
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	18,215,023
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
5.35% 3/15/20 (b)	$ 39,799,000	$ 37,068,470
6.75% 9/15/37 (b)	2,991,000	2,401,501
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	12,756,875
6.5% 4/1/20	2,078,000	2,201,801
Ensco PLC:
5.2% 3/15/25	32,677,000	26,932,383
5.75% 10/1/44	12,542,000	9,719,047
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,993,473
4.85% 11/15/35	11,266,000	11,379,437
5% 11/15/45	15,435,000	15,711,750
Noble Holding International Ltd.:
4% 3/16/18	1,918,000	1,811,603
5.95% 4/1/25	32,232,000	25,838,396
6.95% 4/1/45	11,807,000	8,539,885
Transocean, Inc. 5.55% 12/15/16 (g)	13,734,000	13,665,330
		199,234,974
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	67,162,944
BP Capital Markets PLC:
1.674% 2/13/18	25,503,000	25,456,432
2.315% 2/13/20	51,007,000	51,038,930
3.535% 11/4/24	26,060,000	26,335,585
3.814% 2/10/24	22,007,000	22,652,377
4.5% 10/1/20	9,929,000	10,861,849
4.742% 3/11/21	12,000,000	13,286,664
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	9,962,547
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	28,688,651
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	4,897,000	4,871,090
3.3% 6/1/20 (b)	23,925,000	23,655,317
4.5% 6/1/25 (b)	7,318,000	7,008,939
5.8% 6/1/45 (b)	9,183,000	8,640,395
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,406,593
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	10,673,999
2.7% 4/1/19	2,202,000	1,950,943
3.875% 3/15/23	38,871,000	31,885,298
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 6.45% 11/3/36 (b)	$ 7,882,000	$ 6,236,270
El Paso Corp. 6.5% 9/15/20	21,920,000	22,679,353
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,348,528
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	15,857,396
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,370,637
3.9% 5/15/24 (b)	7,314,000	5,721,632
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	24,246,218
4.375% 10/15/20	16,600,000	16,690,752
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,931,113
3.75% 2/15/25	16,764,000	15,915,976
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	9,775,238
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,447,284
Motiva Enterprises LLC 5.75% 1/15/20 (b)	6,844,000	7,440,448
MPLX LP 4% 2/15/25	3,838,000	3,475,409
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	6,095,353
Petro-Canada 6.05% 5/15/18	2,920,000	3,173,225
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,248,903
3.25% 3/17/17	44,873,000	41,956,255
4.375% 5/20/23	69,514,000	48,486,015
4.875% 3/17/20	47,054,000	37,864,354
5.625% 5/20/43	47,507,000	30,170,746
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,524,935
5.375% 1/27/21	81,955,000	65,334,526
5.75% 1/20/20	37,518,000	31,269,377
7.875% 3/15/19	14,377,000	13,349,045
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,521,883
3.5% 7/18/18	34,560,000	34,807,795
3.5% 7/23/20 (b)	22,730,000	22,415,190
3.5% 1/30/23	28,927,000	26,540,523
4.5% 1/23/26 (b)	25,619,000	24,153,593
4.875% 1/24/22	17,019,000	17,070,057
4.875% 1/18/24	25,208,000	24,759,298
5.5% 1/21/21	21,149,000	22,180,014
5.5% 6/27/44	65,642,000	54,154,650
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.625% 1/23/46 (b)	$ 24,828,000	$ 20,855,520
6% 3/5/20	10,740,000	11,569,235
6.375% 1/23/45	22,458,000	20,829,795
6.5% 6/2/41	47,555,000	44,858,632
8% 5/3/19	13,934,000	15,799,763
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,239,192
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,031,444
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	21,943,514
3.85% 10/15/23	20,000,000	18,081,120
6.125% 1/15/17	5,000,000	5,192,035
Shell International Finance BV:
3.25% 5/11/25	26,300,000	26,160,294
4.375% 5/11/45	26,300,000	26,153,877
Southwestern Energy Co.:
3.3% 1/23/18	9,962,000	9,515,039
4.05% 1/23/20	18,075,000	16,016,294
4.95% 1/23/25	13,262,000	10,927,026
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,103,963
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,816,557
2.95% 9/25/18	4,862,000	4,865,822
4.6% 6/15/21	4,954,000	5,142,599
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,421,714
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	14,623,291
4.55% 6/24/24	86,182,000	70,715,520
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	2,846,735
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	25,872,045
5.375% 6/1/21	29,916,000	31,204,153
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,147,717
4.3% 3/4/24	17,006,000	14,759,422
		1,525,442,862
TOTAL ENERGY		1,724,677,836
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 22.8%
Banks - 8.3%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	$ 28,250,000	$ 28,108,750
4% 4/14/19 (b)	24,345,000	23,066,888
5.75% 9/26/23 (b)	25,847,000	23,908,475
Bank of America Corp.:
2.25% 4/21/20	682,000	671,417
2.6% 1/15/19	45,756,000	46,261,238
3.3% 1/11/23	4,718,000	4,715,231
3.875% 3/22/17	52,391,000	53,985,468
3.95% 4/21/25	33,300,000	32,939,128
4% 1/22/25	50,000,000	49,634,150
4.1% 7/24/23	26,666,000	27,875,836
4.2% 8/26/24	27,400,000	27,669,397
4.25% 10/22/26	24,664,000	24,748,672
5.65% 5/1/18	16,400,000	17,784,308
5.75% 12/1/17	32,792,000	35,292,062
5.875% 1/5/21	9,805,000	11,180,269
6.5% 8/1/16	11,950,000	12,372,588
Barclays PLC 2.75% 11/8/19	20,644,000	20,667,018
Capital One NA 2.95% 7/23/21	31,087,000	30,969,647
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,949,189
1.7% 4/27/18	159,351,000	158,680,770
1.85% 11/24/17	50,965,000	50,989,871
2.4% 2/18/20	81,119,000	80,889,433
2.5% 7/29/19	70,347,000	70,960,004
4.05% 7/30/22	10,740,000	11,081,221
4.4% 6/10/25	52,520,000	53,410,687
5.5% 9/13/25	11,022,000	12,108,901
6.125% 5/15/18	9,716,000	10,695,703
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	24,215,000	24,482,091
Credit Suisse AG 6% 2/15/18	27,227,000	29,415,588
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (b)	26,632,000	26,518,841
3.75% 3/26/25 (b)	26,750,000	26,146,868
3.8% 9/15/22 (b)	38,070,000	38,369,992
Discover Bank:
4.2% 8/8/23	35,498,000	36,915,151
7% 4/15/20	9,043,000	10,348,972
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,562,000	$ 2,710,045
8.25% 3/1/38	12,528,000	18,093,126
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	5,044,281
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,376,929
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,483,266
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,226,612
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,649,623
2.2% 10/22/19	22,906,000	22,937,038
2.35% 1/28/19	21,611,000	21,847,943
3.15% 7/5/16	25,000,000	25,337,550
3.25% 9/23/22	53,888,000	54,514,502
3.875% 9/10/24	58,432,000	58,741,748
4.125% 12/15/26	75,621,000	76,521,268
4.25% 10/15/20	40,500,000	43,300,818
4.35% 8/15/21	62,606,000	67,419,087
4.625% 5/10/21	10,326,000	11,276,839
4.95% 3/25/20	8,235,000	9,027,586
KeyBank NA 5.45% 3/3/16	10,925,000	11,047,076
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,834,031
Regions Bank 6.45% 6/26/37	40,184,000	47,917,330
Regions Financial Corp. 2% 5/15/18	28,255,000	28,135,510
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	47,256,834
6% 12/19/23	30,612,000	33,349,784
6.1% 6/10/23	35,599,000	38,745,596
6.125% 12/15/22	71,538,000	78,710,328
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,185,099
5.75% 2/1/18	4,000,000	4,347,080
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,106,352
3.676% 6/15/16	26,564,000	26,982,622
4.48% 1/16/24	16,709,000	17,719,326
		2,047,659,053
Capital Markets - 4.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	27,522,160
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Affiliated Managers Group, Inc.: - continued
4.25% 2/15/24	$ 21,448,000	$ 21,976,522
Deutsche Bank AG 4.5% 4/1/25	67,755,000	63,923,251
Deutsche Bank AG London Branch 1.875% 2/13/18	51,007,000	50,798,381
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,968,480
2.55% 10/23/19	24,803,000	25,045,127
2.6% 4/23/20	20,000,000	20,098,200
2.625% 1/31/19	94,162,000	95,867,839
2.9% 7/19/18	39,857,000	40,878,894
3.85% 7/8/24	25,000,000	25,607,875
5.25% 7/27/21	17,979,000	20,104,711
5.95% 1/18/18	9,760,000	10,596,637
6% 6/15/20	16,000,000	18,273,712
6.15% 4/1/18	10,942,000	12,000,004
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,113,029
6.85% 6/15/17	1,877,000	2,001,862
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,086,603
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,232,250
2.125% 4/25/18	26,580,000	26,783,124
2.8% 6/16/20	40,000,000	40,455,200
3.7% 10/23/24	61,950,000	63,024,027
3.75% 2/25/23	29,016,000	30,050,217
3.875% 4/29/24	50,000,000	51,677,100
4.1% 5/22/23	20,000,000	20,487,380
4.875% 11/1/22	39,633,000	42,865,467
5% 11/24/25	6,349,000	6,844,514
5.45% 1/9/17	27,643,000	28,879,001
5.625% 9/23/19	16,919,000	18,834,011
5.75% 1/25/21	26,624,000	30,345,742
6.625% 4/1/18	9,869,000	10,925,190
7.3% 5/13/19	22,127,000	25,773,242
UBS AG Stamford Branch:
1.375% 6/1/17	19,567,000	19,505,403
1.8% 3/26/18	39,521,000	39,564,276
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	27,816,000	27,888,655
		1,055,998,086
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 1.5%
Discover Financial Services:
3.75% 3/4/25	$ 20,000,000	$ 19,626,120
3.85% 11/21/22	38,277,000	38,147,203
3.95% 11/6/24	16,412,000	16,258,613
5.2% 4/27/22	16,852,000	18,142,644
6.45% 6/12/17	16,773,000	17,858,867
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,147,154
1.7% 5/9/16	41,347,000	41,455,081
2.24% 6/15/18	29,329,000	29,160,270
2.875% 10/1/18	27,070,000	27,266,366
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,833,193
2.95% 5/9/16	5,375,000	5,428,562
4.625% 1/7/21	6,275,000	6,946,569
4.65% 10/17/21	2,539,000	2,830,726
6% 8/7/19	6,299,000	7,191,014
Hyundai Capital America:
1.45% 2/6/17 (b)	29,291,000	29,167,070
1.875% 8/9/16 (b)	7,052,000	7,066,725
2.125% 10/2/17 (b)	8,655,000	8,637,050
2.875% 8/9/18 (b)	12,509,000	12,674,869
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,465,187
3% 8/15/19	8,044,000	8,082,925
3.75% 8/15/21	12,146,000	12,237,156
4.25% 8/15/24	12,226,000	12,222,161
		362,845,525
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,895,259
3.875% 8/15/22	17,670,000	17,571,702
GE Capital International Funding Co.:
0.964% 4/15/16 (b)	14,976,000	14,994,151
2.342% 11/15/20 (b)	59,618,000	59,493,041
General Electric Capital Corp. 5.3% 2/11/21	5,612,000	6,387,825
ING U.S., Inc. 5.5% 7/15/22	17,487,000	19,574,196
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc.:
2.75% 12/1/20	$ 8,512,000	$ 8,539,936
3.75% 12/1/25	15,218,000	15,354,566
		163,810,676
Insurance - 2.8%
ACE INA Holdings, Inc.:
2.875% 11/3/22	15,579,000	15,487,442
3.35% 5/3/26	12,557,000	12,523,737
4.35% 11/3/45	12,757,000	12,787,706
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,062,107
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,791,158
3.875% 1/15/35	29,736,000	26,829,901
4.875% 6/1/22	8,077,000	8,811,474
5.6% 10/18/16	24,154,000	25,076,224
Aon Corp.:
3.125% 5/27/16	20,350,000	20,569,800
5% 9/30/20	5,687,000	6,252,675
Five Corners Funding Trust 4.419% 11/15/23 (b)	24,590,000	25,860,319
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	11,133,000	11,202,581
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,539,573
5.375% 3/15/17	546,000	571,605
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	23,174,000	24,921,181
6.7% 8/15/16 (b)	6,494,000	6,735,830
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,319,205
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	49,265,000	44,851,447
5.375% 12/1/41 (b)	6,352,000	6,863,317
MetLife, Inc.:
1.903% 12/15/17 (g)	5,102,000	5,134,551
3.048% 12/15/22 (g)	21,302,000	21,439,845
4.368% 9/15/23	23,681,000	25,557,790
4.75% 2/8/21	6,004,000	6,643,732
6.75% 6/1/16	9,220,000	9,488,256
Metropolitan Life Global Funding I:
1.875% 6/22/18 (b)	22,959,000	23,005,492
3% 1/10/23 (b)	15,204,000	15,188,066
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	$ 11,401,000	$ 16,664,260
Pacific LifeCorp:
5.125% 1/30/43 (b)	30,812,000	31,527,948
6% 2/10/20 (b)	17,699,000	19,807,871
Pricoa Global Funding I 1.6% 5/29/18 (b)	4,564,000	4,541,381
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,934,634
4.5% 11/16/21	12,469,000	13,547,369
5.375% 5/15/45 (g)	27,275,000	27,684,125
7.375% 6/15/19	3,820,000	4,461,042
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	11,403,563
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	30,453,820
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	7,063,000	7,120,684
4.125% 11/1/24 (b)	10,239,000	10,350,083
Unum Group:
3.875% 11/5/25	23,721,000	23,421,736
5.625% 9/15/20	18,528,000	20,498,916
5.75% 8/15/42	30,555,000	33,705,312
7.125% 9/30/16	1,654,000	1,728,600
		677,366,358
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,762,017
4.6% 4/1/22	6,540,000	6,817,420
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,188,616
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,943,643
4.2% 12/15/23	20,000,000	21,153,580
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	27,904,984
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,677,161
4.25% 1/15/24	20,255,000	21,057,604
Corporate Office Properties LP 5% 7/1/25	12,342,000	11,983,613
DDR Corp.:
3.625% 2/1/25	12,010,000	11,423,047
4.25% 2/1/26	9,452,000	9,425,100
4.625% 7/15/22	19,208,000	19,885,313
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
4.75% 4/15/18	$ 21,321,000	$ 22,388,137
7.5% 4/1/17	9,638,000	10,327,589
9.625% 3/15/16	7,551,000	7,724,469
Digital Delta Holdings LLC:
3.4% 10/1/20 (b)	26,061,000	26,172,228
4.75% 10/1/25 (b)	18,728,000	18,943,054
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,453,538
3.75% 12/1/24	9,068,000	8,831,788
3.875% 10/15/22	20,422,000	20,543,205
4.375% 6/15/22	13,477,000	13,922,967
5.95% 2/15/17	828,000	868,759
6.5% 1/15/18	12,019,000	13,068,283
6.75% 3/15/20	1,066,000	1,221,956
8.25% 8/15/19	5,060,000	6,026,941
Equity One, Inc.:
3.75% 11/15/22	30,646,000	29,746,080
6% 9/15/17	4,090,000	4,347,519
6.25% 1/15/17	3,237,000	3,385,792
Equity Residential 5.125% 3/15/16	8,850,000	8,958,227
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,949,456
4.625% 12/15/21	31,142,000	33,974,147
4.75% 7/15/20	31,427,000	34,208,290
5.375% 8/1/16	4,428,000	4,545,524
5.75% 6/15/17	24,188,000	25,693,921
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,498,655
HCP, Inc. 3.75% 2/1/16	14,496,000	14,564,131
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,217,594
4% 6/1/25	16,821,000	16,595,010
4.7% 9/15/17	3,736,000	3,915,264
HRPT Properties Trust:
6.25% 6/15/17	861,000	892,760
6.65% 1/15/18	3,483,000	3,702,286
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,936,783
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	7,527,000	7,380,035
4.5% 4/1/27 (b)	73,646,000	70,160,850
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
4.95% 4/1/24	$ 7,519,000	$ 7,603,085
5.25% 1/15/26 (b)	29,837,000	30,659,009
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,338,301
5% 12/15/23	4,225,000	4,347,373
Simon Property Group LP 4.125% 12/1/21	13,242,000	14,208,322
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,513,961
WP Carey, Inc. 4% 2/1/25	30,215,000	29,031,358
		734,088,745
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19	12,739,000	12,415,544
3.85% 4/15/16	27,899,000	28,092,591
4.25% 7/15/22	10,332,000	9,942,969
6.125% 4/15/20	5,563,000	5,973,405
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,150,439
4.1% 10/1/24	24,424,000	23,716,901
4.55% 10/1/29	22,620,000	21,946,738
4.95% 4/15/18	19,325,000	20,279,984
5.7% 5/1/17	6,890,000	7,215,387
6% 4/1/16	6,664,000	6,759,962
Digital Realty Trust LP:
3.95% 7/1/22	17,345,000	17,202,129
5.25% 3/15/21	10,656,000	11,510,196
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,474,531
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,111,800
3.75% 4/1/25	17,751,000	17,152,791
4.125% 6/15/22	11,558,000	11,685,230
4.4% 2/15/24	32,513,000	33,128,374
4.75% 10/1/20	17,245,000	18,419,247
5.5% 12/15/16	4,865,000	5,056,034
6.625% 10/1/17	12,549,000	13,534,423
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,171,474
3.15% 5/15/23	41,165,000	35,630,613
4.5% 4/18/22	7,126,000	6,885,113
7.75% 8/15/19	2,973,000	3,322,613
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP:
4% 11/15/25	$ 6,179,000	$ 6,162,799
4.3% 10/15/23	5,535,000	5,630,617
6.05% 9/1/16	3,862,000	3,980,108
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,439,342
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,366,000	2,454,590
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	8,507,272
Regency Centers LP 5.875% 6/15/17	3,320,000	3,513,921
Tanger Properties LP:
3.75% 12/1/24	17,037,000	16,794,308
3.875% 12/1/23	10,722,000	10,753,952
6.125% 6/1/20	24,577,000	27,913,770
Ventas Realty LP:
1.55% 9/26/16	18,423,000	18,481,696
3.5% 2/1/25	7,197,000	6,895,914
4.125% 1/15/26	8,443,000	8,436,929
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,561,359
4% 4/30/19	8,644,000	9,033,672
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,252,520
		540,591,257
TOTAL FINANCIALS		5,582,359,700
HEALTH CARE - 2.3%
Biotechnology - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,648,630
2.9% 11/6/22	25,191,000	24,641,383
3.6% 5/14/25	37,733,000	37,392,271
4.5% 5/14/35	36,362,000	35,379,026
4.7% 5/14/45	36,299,000	35,629,755
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,939,924
2.2% 5/22/19	24,334,000	24,321,322
		204,952,311
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,638,727
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.7%
Express Scripts Holding Co. 4.75% 11/15/21	$ 36,410,000	$ 39,521,999
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,665,321
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	3,994,918
3.35% 7/15/22	9,392,000	9,649,200
3.75% 7/15/25	22,896,000	23,746,426
4.625% 7/15/35	18,496,000	19,545,167
4.75% 7/15/45	25,893,000	27,305,748
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,777,346
		156,206,125
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,454,592
2.4% 2/1/19	4,078,000	4,092,840
4.15% 2/1/24	6,266,000	6,565,847
		17,113,279
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,486,520
3.45% 3/15/22	25,461,000	25,751,841
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	17,401,000	17,508,956
3% 10/8/21 (b)	12,703,000	12,898,334
3.375% 10/8/24 (b)	5,667,000	5,701,240
Mylan, Inc. 1.35% 11/29/16	8,049,000	7,997,897
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	6,994,170
2.3% 11/8/18	7,532,000	7,437,165
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	5,973,646
3.9% 12/15/24	9,061,000	8,788,427
4.9% 12/15/44	3,975,000	3,694,238
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,316,270
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,167,053
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 3,884,000	$ 3,851,503
3.25% 2/1/23	33,171,000	31,708,623
		180,275,883
TOTAL HEALTH CARE		566,186,325
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)	15,580,000	15,588,055
6.375% 6/1/19 (b)	9,485,000	10,637,058
		26,225,113
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	713,581	763,532
6.648% 3/15/19	1,055,929	1,084,967
6.795% 2/2/20	100,378	102,887
6.9% 7/2/19	427,238	440,824
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,893,188	3,066,779
8.36% 1/20/19	4,730,556	5,055,782
		10,514,771
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,179,239
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,755,406
2.625% 9/4/18	24,956,000	24,747,018
3.75% 2/1/22	25,484,000	25,151,714
3.875% 4/1/21	22,238,000	22,460,380
4.25% 9/15/24	19,743,000	19,348,140
4.75% 3/1/20	19,421,000	20,477,114
		123,939,772
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,599,000	2,911,660
TOTAL INDUSTRIALS		172,770,555
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	$ 7,717,000	$ 7,615,792
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,969,231
6.55% 10/1/17	3,075,000	3,343,657
		15,928,680
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25	26,300,000	26,696,341
4.375% 5/13/45	26,300,000	26,428,581
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	24,710,000	24,905,901
4.9% 10/15/25 (b)	24,958,000	24,641,508
6.35% 10/15/45 (b)	25,046,000	24,043,985
		126,716,316
TOTAL INFORMATION TECHNOLOGY		142,644,996
MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,801,392
4.25% 11/15/20	6,609,000	7,006,049
		27,807,441
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(g)	10,050,000	10,101,255
6.75% 10/19/75 (b)(g)	24,962,000	24,899,595
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	22,530,311
4.875% 11/4/44 (b)	10,724,000	8,942,808
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	14,805,513
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,198,865
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	18,347,780
6.25% 1/23/17	3,240,000	3,297,024
		130,123,151
TOTAL MATERIALS		157,930,592
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
2.45% 6/30/20	$ 18,005,000	$ 17,709,160
3% 6/30/22	46,645,000	46,138,715
3.4% 5/15/25	51,500,000	49,938,211
4.75% 5/15/46	49,954,000	46,876,834
4.8% 6/15/44	13,400,000	12,626,713
6.3% 1/15/38	40,737,000	45,503,188
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	230,901
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,042,490
6% 4/1/17	4,959,000	5,120,168
6.15% 9/15/19	12,036,000	12,366,990
Embarq Corp. 7.995% 6/1/36	7,935,000	8,338,098
Verizon Communications, Inc.:
1.35% 6/9/17	35,777,000	35,797,751
2.625% 2/21/20	36,216,000	36,555,706
4.5% 9/15/20	64,976,000	70,549,316
5.012% 8/21/54	134,559,000	127,536,097
6.35% 4/1/19	7,155,000	8,131,751
6.4% 9/15/33	26,916,000	31,429,894
6.55% 9/15/43	109,182,000	131,863,469
		688,755,452
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	29,964,254
3.125% 7/16/22	16,205,000	16,045,348
		46,009,602
TOTAL TELECOMMUNICATION SERVICES		734,765,054
UTILITIES - 3.5%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	5,870,000	6,304,409
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,030,221
2.95% 12/15/22	9,568,000	9,394,389
American Transmission Systems, Inc. 5% 9/1/44 (b)	2,903,000	2,940,214
Dayton Power & Light Co. 1.875% 9/15/16	9,233,000	9,261,253
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	$ 15,117,000	$ 16,994,683
6.4% 9/15/20 (b)	34,900,000	39,737,000
Edison International 3.75% 9/15/17	9,811,000	10,149,323
Eversource Energy:
1.45% 5/1/18	7,067,000	6,962,408
2.8% 5/1/23	32,099,000	30,982,404
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,056,735
2.85% 6/15/20	7,468,000	7,487,140
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	61,814,493
4.25% 3/15/23	66,372,000	67,329,482
7.375% 11/15/31	30,718,000	37,074,291
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	51,452,011
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	41,404,475
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,314,149
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,986,675
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,086,683
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,164,632
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,534,510
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,267,332
TECO Finance, Inc.:
4% 3/15/16	9,634,000	9,705,272
5.15% 3/15/20	11,097,000	12,098,582
		527,532,766
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	2,901,805
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,642,587
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	13,526,740
		23,071,132
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	37,668,000	37,408,580
2% 11/15/18	29,001,000	28,928,991
Dominion Resources, Inc.:
2.6266% 9/30/66 (g)	66,502,000	51,857,528
7.5% 6/30/66 (g)	7,991,000	6,943,380
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.25% 2/15/43	$ 23,297,000	$ 25,167,493
5.45% 9/15/20	21,013,000	23,157,482
5.8% 2/1/42	11,523,000	13,214,876
5.95% 6/15/41	21,763,000	25,250,020
6.4% 3/15/18	4,848,000	5,318,057
6.8% 1/15/19	6,774,000	7,646,064
PG&E Corp. 2.4% 3/1/19	3,334,000	3,342,785
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,995,310
6.5% 12/15/20	8,451,000	9,743,885
Sempra Energy:
2.3% 4/1/17	24,264,000	24,451,270
2.875% 10/1/22	9,886,000	9,643,803
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	13,102,000	10,743,640
		312,813,164
TOTAL UTILITIES		863,417,062
TOTAL NONCONVERTIBLE BONDS (Cost $11,423,215,004)		11,482,140,536
U.S. Government and Government Agency Obligations - 17.6%

U.S. Treasury Inflation-Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	131,218,336	117,209,623
1.375% 2/15/44	261,651,629	272,671,935
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	359,398,155	345,130,735
0.25% 1/15/25	25,115,250	24,236,920
0.375% 7/15/25	248,194,070	243,006,265
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,002,255,478
U.S. Treasury Obligations - 13.5%
U.S. Treasury Bonds 3% 5/15/45	690,621,000	691,565,079
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.75% 2/28/18	$ 122,700,000	$ 121,909,199
0.875% 1/31/18	582,288,000	580,536,478
1% 5/15/18	1,245,283,000	1,242,218,326
1.125% 6/15/18	50,000,000	50,011,700
1.25% 10/31/18	165,606,000	165,819,466
1.625% 6/30/20	222,288,000	222,305,338
1.625% 11/30/20	147,067,000	146,888,902
2.125% 5/15/25	88,406,000	87,701,493
TOTAL U.S. TREASURY OBLIGATIONS		3,308,955,981
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,359,803,297)		4,311,211,459
U.S. Government Agency - Mortgage Securities - 21.0%

Fannie Mae - 10.9%
1.875% 10/1/34 (g)	8,821	9,101
1.88% 1/1/35 (g)	612,950	635,955
1.88% 1/1/35 (g)	6,771	7,025
1.885% 10/1/33 (g)	72,715	75,273
1.899% 2/1/33 (g)	49,844	51,652
1.94% 7/1/35 (g)	73,520	76,510
1.941% 3/1/35 (g)	98,001	101,801
2.006% 10/1/33 (g)	70,322	73,034
2.006% 12/1/34 (g)	205,586	213,509
2.07% 4/1/37 (g)	213,876	223,984
2.115% 12/1/34 (g)	27,362	28,675
2.115% 10/1/35 (g)	46,492	48,436
2.135% 1/1/35 (g)	417,099	436,559
2.175% 3/1/35 (g)	18,352	19,013
2.19% 3/1/37 (g)	56,890	59,998
2.23% 7/1/34 (g)	123,925	129,610
2.278% 6/1/47 (g)	317,423	336,995
2.298% 3/1/40 (g)	951,591	1,010,495
2.302% 6/1/36 (g)	292,684	308,030
2.31% 12/1/39 (g)	523,060	556,241
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.311% 3/1/33 (g)	$ 217,092	$ 227,982
2.317% 5/1/36 (g)	394,853	416,844
2.352% 7/1/35 (g)	389,830	412,238
2.391% 9/1/36 (g)	175,731	185,595
2.393% 9/1/36 (g)	168,984	177,846
2.403% 11/1/36 (g)	675,530	715,200
2.458% 3/1/35 (g)	203,486	216,075
2.46% 9/1/35 (g)	191,951	202,661
2.465% 5/1/35 (g)	528,849	558,686
2.468% 6/1/36 (g)	756,640	804,640
2.476% 12/1/33 (g)	1,909,456	2,024,896
2.5% 3/1/27 to 8/1/43	106,485,282	106,852,820
2.5% 12/1/30 (c)	1,000,000	1,013,204
2.525% 5/1/36 (g)	366,194	389,425
2.532% 10/1/33 (g)	288,032	305,985
2.557% 6/1/42 (g)	3,124,839	3,214,825
2.628% 7/1/37 (g)	263,807	280,542
2.635% 9/1/36 (g)	795,946	846,439
2.659% 5/1/35 (g)	170,477	181,292
2.68% 7/1/34 (g)	520,803	553,841
2.686% 2/1/42 (g)	3,346,442	3,469,260
2.756% 1/1/42 (g)	2,941,832	3,053,642
2.78% 9/1/37 (g)	69,729	74,152
2.951% 11/1/40 (g)	1,842,043	1,919,819
2.98% 9/1/41 (g)	2,072,321	2,165,084
2.991% 10/1/41 (g)	901,375	940,191
3% 12/1/26 to 8/1/45	380,752,106	384,259,080
3% 12/1/30 (c)	33,900,000	35,096,589
3% 12/1/45 (c)	64,100,000	64,378,059
3% 12/1/45 (c)	13,700,000	13,759,429
3% 12/1/45 (c)	34,100,000	34,247,922
3% 12/1/45 (c)	11,600,000	11,650,320
3% 12/1/45 (c)	2,100,000	2,109,110
3% 12/1/45 (c)	15,200,000	15,265,936
3% 12/1/45 (c)	32,300,000	32,440,114
3% 12/1/45 (c)	16,400,000	16,471,142
3.007% 8/1/41 (g)	2,492,615	2,603,614
3.243% 7/1/41 (g)	3,336,259	3,512,628
3.3% 10/1/41 (g)	1,652,632	1,725,978
3.346% 9/1/41 (g)	726,458	772,543
3.463% 12/1/40 (g)	28,488,871	30,120,118
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 9/1/25 to 11/1/45	$ 566,108,665	$ 589,650,141
3.5% 12/1/45 (c)(d)	94,500,000	97,882,835
3.5% 12/1/45 (c)(d)	16,400,000	16,987,074
3.553% 7/1/41 (g)	3,822,071	4,027,843
4% 9/1/24 to 9/1/45	490,720,036	522,545,247
4% 12/1/45 (c)(d)	86,800,000	92,088,559
4% 12/1/45 (c)(d)	700,000	742,650
4.5% 4/1/21 to 4/1/45	296,598,415	322,282,455
4.5% 12/1/45 (c)(d)	43,300,000	46,806,343
5% 3/1/18 to 11/1/44	32,177,898	35,601,513
5.204% 7/1/37 (g)	85,763	91,108
5.5% 10/1/17 to 3/1/41	55,083,099	61,655,341
5.565% 8/1/46 (g)	78,793	82,901
6% 2/1/17 to 1/1/42	45,620,231	52,013,224
6.5% 1/1/16 to 4/1/37	22,325,754	25,785,279
7% 9/1/18 to 7/1/37	3,793,855	4,384,481
7.5% 8/1/17 to 2/1/32	1,713,455	2,003,508
8% 12/1/17 to 3/1/37	31,589	38,018
8.5% 1/1/17 to 7/1/31	14,162	16,784
9.5% 4/1/16 to 2/1/25	38,703	41,803
10.5% 8/1/20	1,769	1,934
TOTAL FANNIE MAE		2,658,746,703
Freddie Mac - 4.6%
1.549% 8/1/37 (g)	79,688	81,425
1.825% 3/1/37 (g)	38,612	40,214
1.925% 3/1/35 (g)	239,949	248,105
1.948% 1/1/36 (g)	195,636	203,454
1.991% 3/1/36 (g)	510,232	531,761
2.026% 12/1/35 (g)	586,277	610,807
2.034% 2/1/37 (g)	401,173	418,956
2.05% 6/1/37 (g)	66,092	69,110
2.091% 4/1/35 (g)	700,501	730,803
2.095% 8/1/37 (g)	172,180	180,908
2.096% 11/1/35 (g)	449,319	470,838
2.105% 3/1/36 (g)	487,466	510,750
2.121% 5/1/37 (g)	166,403	174,950
2.275% 6/1/33 (g)	509,137	535,182
2.333% 4/1/37 (g)	203,744	216,393
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.361% 10/1/42 (g)	$ 3,463,680	$ 3,663,500
2.368% 10/1/36 (g)	699,476	736,176
2.373% 1/1/35 (g)	38,498	40,915
2.385% 6/1/37 (g)	55,705	59,007
2.399% 10/1/35 (g)	297,741	313,825
2.415% 6/1/37 (g)	572,310	608,617
2.436% 5/1/37 (g)	155,238	165,086
2.489% 4/1/36 (g)	412,848	438,448
2.491% 6/1/37 (g)	118,796	125,679
2.515% 6/1/33 (g)	1,575,940	1,671,352
2.595% 4/1/37 (g)	18,936	20,137
2.604% 3/1/35 (g)	2,425,167	2,579,015
2.67% 6/1/36 (g)	150,712	160,273
2.757% 12/1/36 (g)	704,432	749,120
2.76% 3/1/33 (g)	22,728	24,170
2.775% 11/1/35 (g)	214,477	228,083
2.795% 7/1/36 (g)	163,963	174,364
3% 8/1/42 to 8/1/45	221,987,260	223,185,741
3.083% 9/1/41 (g)	4,173,176	4,345,858
3.176% 10/1/35 (g)	274,135	291,526
3.211% 9/1/41 (g)	2,164,064	2,263,125
3.226% 4/1/41 (g)	2,290,421	2,398,465
3.292% 7/1/41 (g)	2,437,196	2,554,417
3.293% 6/1/41 (g)	2,433,950	2,563,291
3.432% 12/1/40 (g)	14,662,463	15,370,410
3.451% 5/1/41 (g)	1,976,850	2,058,065
3.5% 6/1/27 to 11/1/45 (e)(f)	345,915,076	358,751,914
3.5% 12/1/45 (c)	36,700,000	37,940,644
3.617% 6/1/41 (g)	3,437,018	3,638,725
3.706% 5/1/41 (g)	3,013,870	3,191,397
4% 7/1/24 to 5/1/45	200,427,322	213,269,930
4.5% 6/1/25 to 8/1/44 (f)	96,709,393	105,245,861
5% 3/1/19 to 7/1/41	73,777,479	81,793,815
5.107% 4/1/38 (g)	555,261	590,312
5.5% 10/1/17 to 4/1/41	32,635,711	36,457,079
6% 7/1/16 to 12/1/37	6,949,777	7,872,094
6.5% 2/1/16 to 9/1/39	11,814,997	13,545,086
7% 6/1/21 to 9/1/36	3,393,784	3,944,607
7.5% 1/1/16 to 1/1/33	85,981	101,430
8% 7/1/16 to 1/1/37	116,593	140,002
8.5% 5/1/17 to 1/1/28	114,116	134,525
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
9% 5/1/17 to 10/1/20	$ 284	$ 301
9.5% 5/1/21 to 7/1/21	963	1,053
10% 11/15/18 to 8/1/21	389	424
11% 7/1/19 to 9/1/20	86	96
TOTAL FREDDIE MAC		1,138,431,616
Ginnie Mae - 5.5%
3% 4/15/42 to 6/20/45	165,441,535	168,417,093
3% 12/1/45 (c)	39,200,000	39,839,866
3.5% 11/15/40 to 8/20/45	271,633,187	284,374,004
3.5% 12/1/45 (c)(d)	88,800,000	92,741,344
3.5% 12/1/45 (c)(d)	44,300,000	46,266,233
3.5% 12/1/45 (c)(d)	39,500,000	41,253,188
3.5% 1/1/46 (c)	83,600,000	87,091,746
3.5% 1/1/46 (c)	39,500,000	41,149,808
3.5% 1/1/46 (c)	44,300,000	46,150,291
4% 2/15/39 to 11/20/45	173,144,355	184,706,177
4% 12/1/45 (c)	900,000	956,165
4.5% 6/20/33 to 8/15/41	183,661,229	199,973,353
5% 12/15/32 to 9/15/41	63,960,125	71,663,218
5.5% 12/20/28 to 9/15/39	14,201,525	16,078,742
6% 10/15/30 to 5/15/40	10,811,685	12,422,696
6.5% 3/20/31 to 11/15/37	1,057,108	1,225,799
7% 10/15/22 to 3/15/33	4,475,332	5,253,004
7.5% 1/15/17 to 9/15/31	1,513,695	1,760,912
8% 8/15/16 to 11/15/29	592,016	676,627
8.5% 10/15/21 to 1/15/31	97,572	116,031
9% 8/15/19 to 1/15/23	4,271	4,750
9.5% 12/15/20 to 2/15/25	1,855	2,074
10.5% 3/20/16 to 1/20/18	3,981	4,218
11% 2/20/16 to 9/20/19	2,265	2,542
TOTAL GINNIE MAE		1,342,129,881
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,114,482,714)		5,139,308,200
Asset-Backed Securities - 0.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (g)	$ 562,768	$ 508,730
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (g)	242,396	232,570
Airspeed Ltd. Series 2007-1A Class C1, 2.697% 6/15/32 (b)(g)	3,342,951	1,470,898
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (g)	38,337	35,476
Series 2004-R2 Class M3, 1.022% 4/25/34 (g)	73,246	55,531
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (g)	40,480	37,149
Series 2004-W11 Class M2, 1.247% 11/25/34 (g)	457,000	444,174
Series 2004-W7 Class M1, 1.022% 5/25/34 (g)	1,310,000	1,225,785
Series 2006-W4 Class A2C, 0.357% 5/25/36 (g)	940,507	333,570
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.022% 4/25/34 (g)	1,430,419	1,296,783
Series 2006-HE2 Class M1, 0.591% 3/25/36 (g)	17,510	290
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.346% 2/25/35 (g)	1,152,133	1,035,336
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	22,199,166	22,212,295
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (g)	1,471,000	986,906
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	1,239,852	1,239,352
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.676% 4/25/34 (g)	54,587	49,690
Series 2004-4 Class M2, 0.992% 6/25/34 (g)	84,354	76,983
Series 2004-7 Class AF5, 5.868% 1/25/35	7,365,822	7,653,873
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (g)	31,732	29,500
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (g)	160,000	150,943
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.022% 3/25/34 (g)	8,645	7,556
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (g)	801,000	699,645
Class M4, 1.217% 1/25/35 (g)	282,636	154,059
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (b)(g)	1,023,037	920,822
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (b)(g)	780,666	741,563
Class B, 0.477% 11/15/34 (b)(g)	282,238	262,913
Class C, 0.577% 11/15/34 (b)(g)	468,155	416,247
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A: - continued
Class D, 0.947% 11/15/34 (b)(g)	$ 177,966	$ 149,115
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	234,809	5,960
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (g)	233,533	218,966
Series 2003-3 Class M1, 1.511% 8/25/33 (g)	378,237	361,486
Series 2003-5 Class A2, 0.921% 12/25/33 (g)	27,804	26,034
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (g)	1,292,000	830,001
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9468% 8/17/32 (b)(g)	7,825,000	7,693,053
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (g)	152,994	67,766
Series 2007-CH1 Class AV4, 0.327% 11/25/36 (g)	170,953	170,743
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (g)	91,833	91,224
Series 2006-A Class 2C, 1.4764% 3/27/42 (g)	2,867,000	1,442,830
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (g)	266,205	3,214
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (g)	99,540	83,190
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (g)	258,026	236,748
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (g)	208,399	206,622
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (g)	1,369,848	1,322,807
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (g)	48,462	44,836
Series 2005-NC1 Class M1, 0.857% 1/25/35 (g)	217,513	204,007
Series 2005-NC2 Class B1, 1.952% 3/25/35 (g)	159,005	2,606
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (g)	1,164,000	1,035,351
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (g)	435,000	407,526
Class M4, 2.372% 9/25/34 (g)	558,000	358,857
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (g)	1,245,000	1,110,281
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (g)	4,173	3,861
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,151,744
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (g)	624,754	578,250
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (g)	$ 516,396	$ 501,785
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (g)	22,821	19,636
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (g)	115,176	100,849
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (b)(g)	2,398,344	1,223,155
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (b)(g)	1,459,789	1,458,767
TOTAL ASSET-BACKED SECURITIES (Cost $64,720,549)		75,389,909
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.781% 1/25/35 (g)	860,600	837,257
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (g)	232,142	232,573
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3068% 12/20/54 (g)	178,650	178,418
Series 2006-1A Class C2, 1.4068% 12/20/54 (b)(g)	5,526,000	5,518,816
Series 2006-2 Class C1, 1.1468% 12/20/54 (g)	4,563,000	4,557,068
Series 2006-3 Class C2, 1.2068% 12/20/54 (g)	922,000	920,801
Series 2006-4:
Class C1, 0.9668% 12/20/54 (g)	2,331,000	2,327,970
Class M1, 0.5468% 12/20/54 (g)	1,006,000	1,004,994
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (g)	1,847,000	1,844,599
Class 1M1, 0.5068% 12/20/54 (g)	1,238,000	1,236,762
Class 2C1, 1.0668% 12/20/54 (g)	842,000	840,905
Class 2M1, 0.7068% 12/20/54 (g)	1,589,000	1,587,411
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (g)	2,199,000	2,196,141
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (g)	365,737	365,152
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5863% 8/25/36 (g)	541,964	458,663
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (g)	302,904	279,236
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (g)	648,385	580,276
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.487% 7/25/35 (g)	$ 779,531	$ 738,351
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (b)(g)	307,646	279,886
Class B6, 3.0469% 6/10/35 (b)(g)	287,400	260,293
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (g)	18,579	18,230
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (g)	55,271	54,732
TOTAL PRIVATE SPONSOR		26,318,534
U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.021% 2/25/32 (g)	72,030	73,215
Series 2002-39 Class FD, 1.1993% 3/18/32 (g)	115,536	118,113
Series 2002-60 Class FV, 1.221% 4/25/32 (g)	150,503	154,211
Series 2002-63 Class FN, 1.221% 10/25/32 (g)	206,375	211,335
Series 2002-7 Class FC, 0.971% 1/25/32 (g)	76,772	78,545
Series 2002-94 Class FB, 0.621% 1/25/18 (g)	87,634	87,877
Series 2003-118 Class S, 7.879% 12/25/33 (g)(h)(j)	2,381,060	551,241
Series 2006-104 Class GI, 6.459% 11/25/36 (g)(h)(j)	1,771,533	350,901
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	115,544	126,550
Series 1993-207 Class H, 6.5% 11/25/23	1,388,088	1,546,188
Series 1994-23 Class PZ, 6% 2/25/24	3,762,376	4,125,896
Series 1996-28 Class PK, 6.5% 7/25/25	448,049	499,471
Series 1999-17 Class PG, 6% 4/25/29	1,172,135	1,280,454
Series 1999-32 Class PL, 6% 7/25/29	1,055,292	1,154,704
Series 1999-33 Class PK, 6% 7/25/29	693,847	760,847
Series 2001-52 Class YZ, 6.5% 10/25/31	82,775	95,835
Series 2002-9 Class PC, 6% 3/25/17	11,845	12,119
Series 2003-28 Class KG, 5.5% 4/25/23	811,410	879,872
Series 2004-21 Class QE, 4.5% 11/25/32	121,485	124,047
Series 2005-102 Class CO, 0% 11/25/35 (i)	657,488	590,960
Series 2005-73 Class SA, 16.9754% 8/25/35 (g)(j)	254,074	322,888
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,085,470
Series 2006-105 Class MD, 5.5% 6/25/35	514,683	520,712
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-12 Class BO, 0% 10/25/35 (i)	$ 2,806,403	$ 2,618,542
Series 2006-37 Class OW, 0% 5/25/36 (i)	330,765	293,321
Series 2006-45 Class OP, 0% 6/25/36 (i)	854,457	757,103
Series 2006-62 Class KP, 0% 4/25/36 (i)	1,243,576	1,132,187
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	239,612	279,893
Series 1999-25 Class Z, 6% 6/25/29	924,321	1,038,688
Series 2001-20 Class Z, 6% 5/25/31	1,216,385	1,330,651
Series 2001-31 Class ZC, 6.5% 7/25/31	653,662	749,923
Series 2002-16 Class ZD, 6.5% 4/25/32	314,956	365,572
Series 2002-74 Class SV, 7.329% 11/25/32 (g)(h)	1,514,326	275,388
Series 2002-79 Class Z, 5.5% 11/25/22	1,669,366	1,840,209
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,374,914
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	4,490,258	617,745
Series 06-116 Class SG, 6.419% 12/25/36 (g)(h)(j)	1,135,489	219,621
Series 07-40 Class SE, 6.219% 5/25/37 (g)(h)(j)	729,432	121,033
Series 1993-165 Class SH, 19.1747% 9/25/23 (g)(j)	55,799	75,041
Series 2003-21 Class SK, 7.879% 3/25/33 (g)(h)(j)	198,392	53,563
Series 2003-35 Class TQ, 7.279% 5/25/18 (g)(h)(j)	90,596	5,371
Series 2005-72 Class ZC, 5.5% 8/25/35	7,397,710	8,263,363
Series 2007-57 Class SA, 39.294% 6/25/37 (g)(j)	562,098	1,167,340
Series 2007-66:
Class SA, 38.274% 7/25/37 (g)(j)	849,241	1,672,651
Class SB, 38.274% 7/25/37 (g)(j)	378,751	722,558
Series 2008-12 Class SG, 6.129% 3/25/38 (g)(h)(j)	5,005,123	897,770
Series 2009-114 Class AI, 5% 12/25/23 (h)	813,124	28,843
Series 2009-16 Class SA, 6.029% 3/25/24 (g)(h)(j)	407,960	12,076
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	405,696	17,863
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	494,370	40,941
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	742,276	60,057
Series 2010-112 Class SG, 6.139% 6/25/21 (g)(h)(j)	640,937	45,141
Series 2010-12 Class AI, 5% 12/25/18 (h)	1,754,682	86,660
Series 2010-135 Class LS, 5.829% 12/25/40 (g)(h)(j)	4,544,024	813,361
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	4,465,455	629,514
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	484,058	27,517
Series 2010-23:
Class AI, 5% 12/25/18 (h)	726,063	31,603
Class HI, 4.5% 10/25/18 (h)	522,048	24,292
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	1,579,923	69,072
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,602,572	115,071
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2011-39 Class ZA, 6% 11/25/32	$ 3,081,430	$ 3,519,647
Series 2011-67 Class AI, 4% 7/25/26 (h)	1,376,784	160,792
Series 2011-83 Class DI, 6% 9/25/26 (h)	2,195,238	283,417
Series 2013-N1 Class A, 6.499% 6/25/35 (g)(h)(j)	3,630,367	816,765
Series 2015-70 Class JC, 3% 10/25/45	21,147,266	21,722,284
Series 2015-78 Class CA, 3% 11/25/45	52,007,648	53,340,235
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (h)	262,968	11,711
Class 5, 5.5% 7/25/33 (h)	671,070	142,828
Series 343 Class 16, 5.5% 5/25/34 (h)	549,272	106,518
Series 348 Class 14, 6.5% 8/25/34 (g)(h)	398,158	87,669
Series 351:
Class 12, 5.5% 4/25/34 (g)(h)	270,094	49,650
Class 13, 6% 3/25/34 (h)	359,621	73,429
Series 359 Class 19, 6% 7/25/35 (g)(h)	246,743	50,929
Series 384 Class 6, 5% 7/25/37 (h)	3,193,187	626,464
Freddie Mac:
floater:
Series 2412 Class FK, 0.997% 1/15/32 (g)	57,590	58,522
Series 2423 Class FA, 1.097% 3/15/32 (g)	80,719	82,383
Series 2424 Class FM, 1.197% 3/15/32 (g)	102,952	105,499
Series 2432:
Class FE, 1.097% 6/15/31 (g)	144,644	147,663
Class FG, 1.097% 3/15/32 (g)	47,768	48,738
Series 3346 Class FA, 0.427% 2/15/19 (g)	364,261	364,583
floater target amortization class Series 3366 Class FD, 0.447% 5/15/37 (g)	3,398,538	3,395,175
planned amortization class:
Series 2006-15 Class OP, 0% 3/25/36 (i)	2,317,125	2,024,495
Series 2095 Class PE, 6% 11/15/28	1,311,369	1,439,673
Series 2101 Class PD, 6% 11/15/28	121,432	132,748
Series 2121 Class MG, 6% 2/15/29	528,253	578,193
Series 2131 Class BG, 6% 3/15/29	3,541,260	3,885,821
Series 2137 Class PG, 6% 3/15/29	563,416	617,188
Series 2154 Class PT, 6% 5/15/29	884,409	967,234
Series 2162 Class PH, 6% 6/15/29	215,289	234,894
Series 2356 Class GD, 6% 9/15/16	30,575	31,069
Series 2363 Class PF, 6% 9/15/16	26,616	26,971
Series 2425 Class JH, 6% 3/15/17	111,559	114,364
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2520 Class BE, 6% 11/15/32	$ 1,204,849	$ 1,320,483
Series 2585 Class KS, 7.403% 3/15/23 (g)(h)(j)	82,580	11,689
Series 2693 Class MD, 5.5% 10/15/33	3,158,383	3,555,873
Series 2802 Class OB, 6% 5/15/34	2,392,986	2,666,790
Series 2937 Class KC, 4.5% 2/15/20	2,960,289	3,083,648
Series 2962 Class BE, 4.5% 4/15/20	2,993,391	3,135,505
Series 3002 Class NE, 5% 7/15/35	3,381,069	3,696,875
Series 3110 Class OP, 0% 9/15/35 (i)	1,610,945	1,538,934
Series 3119 Class PO, 0% 2/15/36 (i)	2,587,299	2,314,767
Series 3121 Class KO, 0% 3/15/36 (i)	522,122	465,524
Series 3123 Class LO, 0% 3/15/36 (i)	1,526,982	1,363,798
Series 3145 Class GO, 0% 4/15/36 (i)	1,446,778	1,346,301
Series 3189 Class PD, 6% 7/15/36	3,350,381	3,807,077
Series 3225 Class EO, 0% 10/15/36 (i)	872,722	772,331
Series 3258 Class PM, 5.5% 12/15/36	1,448,578	1,617,796
Series 3415 Class PC, 5% 12/15/37	1,302,983	1,400,794
Series 3786 Class HI, 4% 3/15/38 (h)	4,069,809	467,894
Series 3806 Class UP, 4.5% 2/15/41	7,973,306	8,545,114
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,916,852
sequential payer:
Series 2135 Class JE, 6% 3/15/29	247,364	270,520
Series 2274 Class ZM, 6.5% 1/15/31	281,370	322,602
Series 2281 Class ZB, 6% 3/15/30	692,830	755,207
Series 2303 Class ZV, 6% 4/15/31	310,744	341,125
Series 2357 Class ZB, 6.5% 9/15/31	2,080,283	2,415,242
Series 2502 Class ZC, 6% 9/15/32	618,692	681,091
Series 2519 Class ZD, 5.5% 11/15/32	1,103,748	1,198,211
Series 2546 Class MJ, 5.5% 3/15/23	509,901	544,380
Series 2601 Class TB, 5.5% 4/15/23	242,020	266,572
Series 2998 Class LY, 5.5% 7/15/25	662,411	723,599
Series 06-3115 Class SM, 6.403% 2/15/36 (g)(h)(j)	937,703	161,267
Series 2013-4281 Class AI, 4% 12/15/28 (h)	14,972,350	1,707,508
Series 2844:
Class SC, 45.5195% 8/15/24 (g)(j)	32,558	55,459
Class SD, 83.889% 8/15/24 (g)(j)	47,898	112,606
Series 2935 Class ZK, 5.5% 2/15/35	9,283,493	10,464,188
Series 2947 Class XZ, 6% 3/15/35	3,673,786	4,152,233
Series 3055 Class CS, 6.393% 10/15/35 (g)(h)	1,388,118	250,398
Series 3244 Class SG, 6.463% 11/15/36 (g)(h)(j)	3,394,912	653,729
Series 3274 Class SM, 6.233% 2/15/37 (g)(h)	1,624,481	291,750
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3284 Class CI, 5.923% 3/15/37 (g)(h)	$ 7,722,652	$ 1,410,256
Series 3287 Class SD, 6.553% 3/15/37 (g)(h)(j)	4,995,520	1,006,505
Series 3297 Class BI, 6.563% 4/15/37 (g)(h)(j)	7,392,907	1,505,682
Series 3336 Class LI, 6.383% 6/15/37 (g)(h)	2,614,917	409,276
Series 3772 Class BI, 4.5% 10/15/18 (h)	1,859,799	87,522
Series 3949 Class MK, 4.5% 10/15/34	2,406,792	2,589,913
Series 4471 Class PA 4% 12/15/40	31,764,915	33,338,606
target amortization class Series 2156 Class TC, 6.25% 5/15/29	722,941	797,803
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.097% 2/15/24 (g)	298,076	302,174
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	556,995	609,768
Series 2056 Class Z, 6% 5/15/28	1,025,168	1,122,404
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	17,456,495	19,788,694
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.493% 6/16/37 (g)(h)(j)	1,409,227	240,890
Series 2010-H03 Class FA, 0.7435% 3/20/60 (g)(k)	15,660,546	15,595,501
Series 2010-H17 Class FA, 0.5235% 7/20/60 (g)(k)	1,684,899	1,677,526
Series 2010-H18 Class AF, 0.4947% 9/20/60 (g)(k)	1,999,687	1,977,602
Series 2010-H19 Class FG, 0.4947% 8/20/60 (g)(k)	2,416,110	2,389,877
Series 2010-H27 Series FA, 0.5747% 12/20/60 (g)(k)	4,095,215	4,061,851
Series 2011-H05 Class FA, 0.6947% 12/20/60 (g)(k)	6,485,060	6,461,759
Series 2011-H07 Class FA, 0.6947% 2/20/61 (g)(k)	12,485,690	12,442,798
Series 2011-H12 Class FA, 0.6847% 2/20/61 (g)(k)	16,613,858	16,558,334
Series 2011-H13 Class FA, 0.6947% 4/20/61 (g)(k)	6,328,893	6,306,749
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (g)(k)	8,314,273	8,282,089
Class FC, 0.6947% 5/20/61 (g)(k)	6,646,139	6,621,572
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-H17 Class FA, 0.7247% 6/20/61 (g)(k)	$ 8,690,366	$ 8,669,839
Series 2011-H21 Class FA, 0.7947% 10/20/61 (g)(k)	9,776,880	9,778,308
Series 2012-H01 Class FA, 0.8947% 11/20/61 (g)(k)	8,232,011	8,249,951
Series 2012-H03 Class FA, 0.8947% 1/20/62 (g)(k)	5,257,461	5,268,900
Series 2012-H06 Class FA, 0.8247% 1/20/62 (g)(k)	7,881,457	7,890,687
Series 2012-H07 Class FA, 0.8247% 3/20/62 (g)(k)	4,854,538	4,865,039
Series 2012-H23 Class WA, 0.7147% 10/20/62 (g)(k)	1,315,091	1,310,981
Series 2012-H26, Class CA, 0.7247% 7/20/60 (g)(k)	17,987,352	17,975,326
Series 2013-H07 Class BA, 0.5547% 3/20/63 (g)(k)	1,577,868	1,559,214
Series 2014-H03 Class FA, 0.7947% 1/20/64 (g)(k)	7,613,170	7,614,506
Series 2014-H05 Class FB, 0.7947% 12/20/63 (g)(k)	19,320,205	19,258,723
Series 2014-H11 Class BA, 0.6947% 6/20/64 (g)(k)	6,378,965	6,353,895
Series 2015-H07 Class FA, 0.3% 3/20/65 (g)(k)	30,679,780	30,617,795
Series 2015-H13 Class FL, 0.4747% 5/20/63 (g)(k)	47,688,681	47,597,171
Series 2015-H19 Class FA, 0.3947% 4/20/63 (g)(k)	40,953,671	40,830,302
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,222,459	1,382,810
Series 1997-8 Class PE, 7.5% 5/16/27	504,107	592,023
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	3,145,436	515,681
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,902,418	5,433,003
Series 2004-32 Class GS, 6.303% 5/16/34 (g)(h)(j)	757,578	167,738
Series 2004-73 Class AL, 7.003% 8/17/34 (g)(h)(j)	908,749	172,358
Series 2007-35 Class SC, 39.018% 6/16/37 (g)(j)	60,404	116,649
Series 2010-14 Class SN, 5.753% 2/16/40 (g)(h)(j)	5,624,055	1,083,118
Series 2010-98 Class HS, 6.3933% 8/20/40 (g)(h)	4,887,668	684,802
Series 2010-H10 Class FA, 0.5235% 5/20/60 (g)(k)	5,361,724	5,308,963
Series 2012-76 Class GS, 6.503% 6/16/42 (g)(h)(j)	3,028,695	598,672
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-97 Class JS, 6.053% 8/16/42 (g)(h)(j)	$ 9,636,460	$ 1,659,968
Series 2013-124:
Class ES, 8.391% 4/20/39 (g)(j)	8,466,918	9,388,390
Class ST, 8.5243% 8/20/39 (g)(j)	15,905,101	18,630,941
Series 2013-147 Class A/S, 5.9433% 10/20/43 (g)(h)	7,270,745	1,165,817
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	68,672,395	69,795,243
Series 2015-H17:
Class GZ, 4.4503% 5/20/65 (g)(k)	1,623,873	1,793,288
Class HA, 2.5% 5/20/65 (k)	53,156,692	54,031,008
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)	1,689,487	1,716,750
Class JA, 2.5% 6/20/65 (k)	39,126,199	39,756,170
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.3433% 7/20/40 (g)(h)	4,307,255	595,588
TOTAL U.S. GOVERNMENT AGENCY		793,283,960
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $796,882,120)		819,602,494
Commercial Mortgage Securities - 7.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (g)(h)	373,449	3,750
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (g)	21,225,290	21,350,825
Series 2006-6 Class A3, 5.369% 10/10/45	2,736,778	2,745,522
Series 2007-3 Class A4, 5.5616% 6/10/49 (g)	3,362,851	3,483,771
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	17,209,942	17,789,095
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (b)(g)	17,636	15,915
Series 2005-4A:
Class A2, 0.611% 1/25/36 (b)(g)	615,808	544,861
Class B1, 1.621% 1/25/36 (b)(g)	17,563	11,173
Class M1, 0.671% 1/25/36 (b)(g)	198,571	161,218
Class M2, 0.691% 1/25/36 (b)(g)	40,193	31,656
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class M3, 0.721% 1/25/36 (b)(g)	$ 87,084	$ 65,786
Class M4, 0.831% 1/25/36 (b)(g)	32,537	24,035
Class M5, 0.871% 1/25/36 (b)(g)	32,537	24,096
Class M6, 0.921% 1/25/36 (b)(g)	34,451	23,101
Series 2006-3A Class M4, 0.651% 10/25/36 (b)(g)	17,385	1,740
Series 2007-1 Class A2, 0.491% 3/25/37 (b)(g)	423,881	354,686
Series 2007-2A:
Class A1, 0.491% 7/25/37 (b)(g)	917,107	788,363
Class A2, 0.541% 7/25/37 (b)(g)	859,189	687,921
Class M1, 0.591% 7/25/37 (b)(g)	263,261	201,090
Class M2, 0.631% 7/25/37 (b)(g)	137,375	96,606
Class M3, 0.711% 7/25/37 (b)(g)	105,629	65,498
Series 2007-3:
Class A2, 0.511% 7/25/37 (b)(g)	379,381	307,609
Class M1, 0.531% 7/25/37 (b)(g)	150,859	114,516
Class M2, 0.561% 7/25/37 (b)(g)	160,825	116,051
Class M3, 0.591% 7/25/37 (b)(g)	259,450	127,802
Class M4, 0.721% 7/25/37 (b)(g)	455,326	149,182
Class M5, 0.821% 7/25/37 (b)(g)	191,690	30,082
Series 2007-4A Class M1, 1.147% 9/25/37 (b)(g)	120,990	25,473
Series 2006-3A, Class IO, 0% 10/25/36 (b)(g)(h)	10,025,408	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	8,391,205	8,663,182
Series 2007-PW16 Class A4, 5.7049% 6/11/40 (g)	2,013,616	2,086,562
Series 2007-PW18 Class A4, 5.7% 6/11/50	19,669,000	20,607,255
Series 2006-T22 Class A4, 5.6179% 4/12/38 (g)	104,331	104,674
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (b)(g)(h)	79,824,056	639
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (b)(g)	177,967	170,954
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1958% 12/15/27 (b)(g)	10,251,000	10,171,418
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	122,995,829	125,705,219
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (b)(g)	103,547	103,671
sequential payer Series 2006-C7 Class A1A, 5.7532% 6/10/46 (g)	40,207,708	40,650,568
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	$ 26,136	$ 26,113
Series 2007-C3 Class A4, 5.699% 6/15/39 (g)	30,647,124	31,800,721
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	18,634,056	19,341,996
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(g)(h)	1,571	0
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (b)(g)	4,988,000	4,956,898
Class C, 2.4458% 3/15/17 (b)(g)	4,859,000	4,824,918
Class D, 3.397% 3/15/17 (b)(g)	7,352,000	7,280,996
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.547% 4/25/19 (g)	246,764	246,538
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	51,805,435	53,605,213
Series K034 Class A2, 3.531% 7/25/23	30,768,438	32,817,558
Series K035 Class A2, 3.458% 8/25/23	5,649,000	5,989,338
Series K032 Class A2, 3.31% 5/25/23	9,200,000	9,682,042
Series K036 Class A2, 3.527% 10/25/23	15,078,800	16,050,850
Series K720 Class A2, 2.716% 6/25/22	49,400,000	50,367,618
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	9,030,000	9,538,054
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (b)(g)	25,600,000	25,736,545
Class CFX, 3.4949% 12/15/19 (b)(g)	21,481,000	21,237,831
Class DFX, 3.4949% 12/15/19 (b)(g)	18,206,000	17,644,159
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	76,105,705	78,606,980
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,416,092	26,202,318
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (g)	16,742,676	16,857,213
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (b)	6,810,000	6,860,098
Series 2013-XA1, 1.331% 1/10/30 (b)(g)(h)	123,825,712	3,070,246
Series 2013-XB1, 0.6525% 1/10/30 (b)(g)(h)	120,531,000	1,515,665
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	5,712,811	5,733,863
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	5,290,000	5,268,231
Class DFX, 4.4065% 11/5/30 (b)	47,644,000	47,643,614
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.477% 11/15/18 (b)(g)	$ 110,081	$ 107,913
Class F, 0.527% 11/15/18 (b)(g)	320,945	308,565
Class G, 0.557% 11/15/18 (b)(g)	279,111	267,144
Class H, 0.697% 11/15/18 (b)(g)	214,234	204,602
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	36,924,795	37,486,458
Class A4, 5.552% 5/12/45	6,769,748	6,871,464
Series 2006-CB17 Class A4, 5.429% 12/12/43	17,762,040	18,129,153
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	14,138,771	14,366,428
Series 2007-CB18 Class A4, 5.44% 6/12/47	14,766,573	15,195,969
Series 2007-CB19 Class A4, 5.695% 2/12/49 (g)	47,695,083	49,570,215
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (g)	109,185,368	112,323,978
Series 2007-LDPX Class A3, 5.42% 1/15/49	25,587,231	26,319,811
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (g)	26,553,668	26,709,585
Series 2007-CB20 Class A1A, 5.746% 2/12/51	70,461,814	74,333,846
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	95,331	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (g)	1,371,419	1,436,806
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	773,506	787,296
Series 2006-C7 Class A2, 5.3% 11/15/38	532,522	534,759
Series 2007-C1 Class A4, 5.424% 2/15/40	42,929,490	44,077,403
Series 2007-C2 Class A3, 5.43% 2/15/40	3,775,615	3,900,868
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	3,101,137	3,203,619
Series 2007-C7 Class A3, 5.866% 9/15/45	48,059,217	51,016,228
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (b)(g)	1,509,000	1,505,123
Series 2007-C1:
Class A3, 5.8373% 6/12/50 (g)	996,996	997,331
Class A4, 5.8373% 6/12/50 (g)	54,971,000	56,968,025
Series 2008-C1 Class A4, 5.69% 2/12/51	2,635,328	2,785,354
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	2,601,219	2,651,133
Class ASB, 5.133% 12/12/49 (g)	25,004	24,998
Series 2007-5 Class A4, 5.378% 8/12/48	43,354,172	44,525,493
Series 2007-6:
Class A2, 5.331% 3/12/51	6,366,103	6,425,787
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6:
Class A4, 5.485% 3/12/51 (g)	$ 24,350,000	$ 25,191,249
Series 2007-7 Class A4, 5.7427% 6/12/50 (g)	5,626,230	5,873,321
Series 2007-9 Class A4, 5.7% 9/12/49	184,039	191,868
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,734,000	541,954
Series 2007-8 Class A3, 5.8772% 8/12/49 (g)	1,496,000	1,567,576
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (b)(g)	291,739	291,797
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (b)(g)	1,713,123	1,711,369
Class E, 0.4458% 10/15/20 (b)(g)	8,181,000	8,163,313
Class F, 0.4958% 10/15/20 (b)(g)	9,173,000	9,153,549
Class G, 0.5358% 10/15/20 (b)(g)	505,000	503,721
Class H, 0.6258% 10/15/20 (b)(g)	318,000	315,213
Class J, 0.7758% 10/15/20 (b)(g)	183,596	179,374
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	861,309	860,591
Series 2006-IQ11 Class A4, 5.7565% 10/15/42 (g)	158,140	158,093
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,601,000	2,696,943
Class AAB, 5.654% 4/15/49	1,368,611	1,384,321
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	456,548	463,259
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	223,885	69,255
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (b)(g)	240,356	228,223
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	20,147,181	20,736,875
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	83,030,827
Series 2007-C31 Class A4, 5.509% 4/15/47	90,736,867	94,371,378
Series 2007-C32 Class A3, 5.7127% 6/15/49 (g)	69,892,000	72,132,535
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (g)	71,178,253	73,895,902
Class A5, 5.9524% 2/15/51 (g)	12,818,000	13,596,949
Series 2005-C22 Class B, 5.3981% 12/15/44 (g)	3,845,000	3,836,700
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	53,937,690	54,526,846
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,836,957,719)		1,839,219,539
Municipal Securities - 2.4%
	Principal Amount	Value
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$ 4,580,000	$ 6,532,133
7.3% 10/1/39	39,940,000	56,552,644
7.5% 4/1/34	18,570,000	26,332,074
7.6% 11/1/40	39,105,000	58,777,943
7.625% 3/1/40	9,470,000	13,947,890
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,053,848
Series 2010 C1, 7.781% 1/1/35	28,545,000	31,585,613
Series 2012 B, 5.432% 1/1/42	7,305,000	6,447,831
6.314% 1/1/44	33,980,000	33,010,211
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	13,920,000	14,177,520
4.95% 6/1/23	21,305,000	21,418,982
5.1% 6/1/33	126,140,000	119,643,790
Series 2010-1, 6.63% 2/1/35	21,560,000	22,312,660
Series 2010-3:
5.547% 4/1/19	655,000	692,328
6.725% 4/1/35	31,715,000	33,328,342
7.35% 7/1/35	14,750,000	16,174,998
Series 2011:
4.961% 3/1/16	2,090,000	2,109,939
5.365% 3/1/17	770,000	795,094
5.665% 3/1/18	26,580,000	27,939,301
5.877% 3/1/19	70,360,000	75,469,543
Series 2013:
2.69% 12/1/17	6,955,000	6,913,687
3.14% 12/1/18	7,215,000	7,159,589
TOTAL MUNICIPAL SECURITIES (Cost $578,998,483)		586,375,960
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	23,307,300
5.625% 1/7/41	27,107,000	21,550,065
United Mexican States 4.75% 3/8/44	26,992,000	25,372,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,210,437)		70,229,845
Bank Notes - 1.7%
	Principal Amount	Value
Bank of America NA:
1.65% 3/26/18	$ 36,584,000	$ 36,531,539
1.75% 6/5/18	130,414,000	130,260,633
5.3% 3/15/17	11,902,000	12,444,255
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,456,785
Capital One NA 1.65% 2/5/18	25,752,000	25,542,559
Discover Bank:
(Delaware) 3.2% 8/9/21	34,467,000	34,141,528
3.1% 6/4/20	34,762,000	35,127,001
8.7% 11/18/19	3,837,000	4,547,091
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,533,082
KeyBank NA:
1.65% 2/1/18	16,646,000	16,606,199
6.95% 2/1/28	3,200,000	4,011,654
Marshall & Ilsley Bank 5% 1/17/17	25,252,000	26,123,295
Regions Bank 7.5% 5/15/18	55,802,000	62,356,112
Wachovia Bank NA 6% 11/15/17	6,320,000	6,854,621
TOTAL BANK NOTES (Cost $409,842,439)		415,536,354
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $505,977,333)	505,977,333	505,977,333
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $25,173,090,095)		25,244,991,629
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(771,364,790)
NET ASSETS - 100%		$ 24,473,626,839
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/45	$ (2,100,000)	$ (2,109,110)
3% 12/1/45	(45,700,000)	(45,898,242)
3% 12/1/45	(34,100,000)	(34,247,922)
3% 12/1/45	(11,600,000)	(11,650,320)
3% 12/1/45	(2,100,000)	(2,109,110)
3.5% 12/1/45	(16,400,000)	(16,987,074)
3.5% 12/1/45	(16,400,000)	(16,987,074)
4% 12/1/45	(700,000)	(742,650)
4% 12/1/45	(700,000)	(742,650)
4.5% 12/1/45	(43,100,000)	(46,590,147)
TOTAL FANNIE MAE		(178,064,299)
Ginnie Mae
3.5% 12/1/45	(5,200,000)	(5,430,799)
3.5% 12/1/45	(83,600,000)	(87,310,544)
3.5% 12/1/45	(39,500,000)	(41,253,188)
3.5% 12/1/45	(44,300,000)	(46,266,233)
TOTAL GINNIE MAE		(180,260,764)
TOTAL TBA SALE COMMITMENTS (Proceeds $357,814,867)		$ (358,325,063)
Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
LCH	Dec. 2020	$ 73,300,000	3-month LIBOR	2%	$ (480,317)	$ 0	$ (480,317)
LCH	Dec. 2025	118,500,000	3-month LIBOR	2.5%	(1,502,120)	0	(1,502,120)
LCH	Dec. 2045	15,200,000	3-month LIBOR	2.75%	(649,050)	0	(649,050)
TOTAL INTEREST RATE SWAPS					$ (2,631,487)	$ 0	$ (2,631,487)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,728,396,781 or 7.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security sold on a delayed delivery basis.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $11,061,452.

(f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $224,890.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,518
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,482,140,536	$ -	$ 11,482,140,536	$ -
U.S. Government and Government Agency Obligations	4,311,211,459	-	4,311,211,459	-
U.S. Government Agency - Mortgage Securities	5,139,308,200	-	5,139,308,200	-
Asset-Backed Securities	75,389,909	-	72,627,800	2,762,109
Collateralized Mortgage Obligations	819,602,494	-	819,602,494	-
Commercial Mortgage Securities	1,839,219,539	-	1,839,148,543	70,996
Municipal Securities	586,375,960	-	586,375,960	-
Foreign Government and Government Agency Obligations	70,229,845	-	70,229,845	-
Bank Notes	415,536,354	-	415,536,354	-
Money Market Funds	505,977,333	505,977,333	-	-
Total Investments in Securities:	$ 25,244,991,629	$ 505,977,333	$ 24,736,181,191	$ 2,833,105
Derivative Instruments:
Liabilities
Swaps	$ (2,631,487)	$ -	$ (2,631,487)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (358,325,063)	$ -	$ (358,325,063)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $25,116,633,518. Net unrealized appreciation aggregated $128,358,111, of which $563,013,655 related to appreciated investment securities and $434,655,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Series Short-Term
Credit Fund

November 30, 2015

1.9863242.100

SS1-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 2.7%
American Honda Finance Corp. 0.95% 5/5/17	$ 7,210,000	$ 7,181,261
Daimler Finance North America LLC:
1.375% 8/1/17 (c)	5,176,000	5,135,332
1.45% 8/1/16 (c)	1,799,000	1,801,988
1.65% 3/2/18 (c)	3,047,000	3,021,427
1.65% 5/18/18 (c)	3,000,000	2,965,980
General Motors Financial Co., Inc. 2.4% 4/10/18	9,850,000	9,807,468
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (c)	4,784,000	4,618,531
1.65% 5/22/18 (c)	2,000,000	1,889,856
Volkswagen International Finance NV:
1.6% 11/20/17 (c)	2,785,000	2,681,170
2.375% 3/22/17 (c)	2,572,000	2,550,411
		41,653,424
Media - 2.5%
CBS Corp. 2.3% 8/15/19	1,000,000	995,405
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (c)	1,500,000	1,507,760
COX Communications, Inc. 6.25% 6/1/18 (c)	613,000	661,751
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	6,571,000	6,649,031
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	10,000,000	10,029,770
Thomson Reuters Corp. 0.875% 5/23/16	1,336,000	1,335,987
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,803,622
Time Warner, Inc. 6.875% 6/15/18	5,000,000	5,614,765
Viacom, Inc. 2.2% 4/1/19	3,047,000	3,002,124
Walt Disney Co. 1.1% 12/1/17	2,321,000	2,321,511
		39,921,726
TOTAL CONSUMER DISCRETIONARY		81,575,150
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Heineken NV 1.4% 10/1/17 (c)	1,364,000	1,361,342
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	5,722,000	5,777,269
		7,138,611
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.9% 7/20/18	$ 1,536,000	$ 1,544,907
2.25% 8/12/19	2,680,000	2,693,730
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	586,000	584,039
		4,822,676
Food Products - 1.4%
General Mills, Inc.:
1.4% 10/20/17	3,154,000	3,153,918
5.7% 2/15/17	3,000,000	3,158,364
H.J. Heinz Co. 1.6% 6/30/17 (c)	3,300,000	3,303,264
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,022,796
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,488,878
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	1,610,000	1,614,487
		21,741,707
Tobacco - 1.6%
BAT International Finance PLC:
1.85% 6/15/18 (c)	5,000,000	5,008,950
2.75% 6/15/20 (c)	3,500,000	3,544,723
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (c)	1,686,000	1,687,725
2.05% 7/20/18 (c)	4,300,000	4,291,972
Philip Morris International, Inc. 1.25% 8/11/17	2,931,000	2,937,003
Reynolds American, Inc.:
2.3% 6/12/18	736,000	745,379
3.25% 6/12/20	2,257,000	2,312,152
6.75% 6/15/17	3,586,000	3,851,278
		24,379,182
TOTAL CONSUMER STAPLES		58,082,176
ENERGY - 5.6%
Energy Equipment & Services - 0.4%
Nabors Industries, Inc. 2.35% 9/15/16	1,381,000	1,377,770
Noble Holding International Ltd. 4% 3/16/18	170,000	160,570
Petrofac Ltd. 3.4% 10/10/18 (c)	4,728,000	4,624,272
		6,162,612
Oil, Gas & Consumable Fuels - 5.2%
BG Energy Capital PLC 2.875% 10/15/16 (c)	2,730,000	2,764,046
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.375% 5/10/18	$ 2,745,000	$ 2,726,068
1.846% 5/5/17	3,047,000	3,073,923
2.248% 11/1/16	2,776,000	2,807,924
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	918,456
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (c)	2,225,000	2,213,228
ConocoPhillips Co. 1.5% 5/15/18	8,000,000	7,953,864
DCP Midstream Operating LP 2.7% 4/1/19	238,000	210,865
Enbridge, Inc.:
0.779% 6/2/17 (d)	4,266,000	4,181,572
0.9755% 10/1/16 (d)	5,485,000	5,448,854
Enterprise Products Operating LP:
1.65% 5/7/18	3,748,000	3,699,055
2.55% 10/15/19	476,000	470,383
Kinder Morgan, Inc.:
2% 12/1/17	832,000	806,975
3.05% 12/1/19	1,606,000	1,471,803
Marathon Petroleum Corp. 3.5% 3/1/16	3,622,000	3,644,583
Petro-Canada 6.05% 5/15/18	3,047,000	3,311,239
Petrobras Global Finance BV:
2% 5/20/16	7,116,000	6,989,335
3.25% 3/17/17	3,047,000	2,848,945
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	2,503,000	2,490,485
Petroleos Mexicanos 3.125% 1/23/19	405,000	400,326
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,242,300
Schlumberger Investment SA 1.25% 8/1/17 (c)	4,003,000	3,981,016
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,500,788
Southwestern Energy Co. 3.3% 1/23/18	879,000	839,562
Spectra Energy Partners, LP 2.95% 6/15/16	1,257,000	1,265,808
TransCanada PipeLines Ltd.:
1.0066% 6/30/16 (d)	6,186,000	6,184,225
1.625% 11/9/17	1,500,000	1,496,697
1.875% 1/12/18	4,751,000	4,753,874
		80,696,199
TOTAL ENERGY		86,858,811
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 32.8%
Banks - 14.1%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	$ 2,802,000	$ 2,787,990
Bank of America Corp.:
2% 1/11/18	9,044,000	9,079,118
2.6% 1/15/19	25,295,000	25,574,307
3.875% 3/22/17	4,571,000	4,710,114
Bank of Nova Scotia 1.375% 12/18/17	2,540,000	2,531,361
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (c)	4,571,000	4,534,432
1.55% 9/9/16 (c)	3,053,000	3,065,639
1.7% 3/5/18 (c)	7,618,000	7,565,085
Barclays PLC 2% 3/16/18	6,000,000	5,978,460
BNP Paribas 2.375% 9/14/17	5,586,000	5,647,055
BPCE SA 1.625% 2/10/17	3,047,000	3,043,191
Citigroup, Inc.:
0.603% 6/9/16 (d)	2,133,000	2,126,415
1.2799% 7/25/16 (d)	1,240,000	1,243,057
1.3% 11/15/16	4,177,000	4,183,353
1.55% 8/14/17	12,190,000	12,168,875
1.85% 11/24/17	3,047,000	3,048,487
2.4% 2/18/20	2,933,000	2,924,700
2.5% 9/26/18	5,000,000	5,072,655
2.5% 7/29/19	2,438,000	2,459,245
Citizens Bank NA 1.6% 12/4/17	4,571,000	4,522,735
Credit Suisse New York Branch:
0.8967% 5/26/17 (d)	3,047,000	3,036,329
1.375% 5/26/17	9,386,000	9,362,441
1.75% 1/29/18	6,095,000	6,088,771
Discover Bank 2% 2/21/18	6,220,000	6,189,665
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,256,255
HSBC Bank PLC 1.5% 5/15/18 (c)	2,730,000	2,712,007
HSBC U.S.A., Inc.:
1.5% 11/13/17	2,438,000	2,429,940
1.7% 3/5/18	3,047,000	3,041,007
ING Bank NV 1.8% 3/16/18 (c)	2,438,000	2,428,950
Intesa Sanpaolo SpA:
2.375% 1/13/17	6,748,000	6,779,041
3.125% 1/15/16	3,047,000	3,054,971
JPMorgan Chase & Co.:
2.2% 10/22/19	1,459,000	1,460,977
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2.35% 1/28/19	$ 1,088,000	$ 1,099,929
La Caisse Centrale 1.75% 1/29/18 (c)	3,047,000	3,027,926
Lloyds Bank PLC 1.75% 3/16/18	2,605,000	2,604,023
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (c)	3,480,000	3,463,376
Mizuho Bank Ltd.:
0.7755% 9/25/17 (c)(d)	4,571,000	4,555,929
1.55% 10/17/17 (c)	7,882,000	7,847,800
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	675,901
PNC Bank NA:
1.5% 2/23/18	3,047,000	3,038,286
1.8% 11/5/18	1,000,000	999,273
Regions Financial Corp. 2% 5/15/18	2,733,000	2,721,442
Royal Bank of Canada 2.2% 7/27/18	2,742,000	2,773,654
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (d)	8,504,000	8,495,037
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,095,000	6,083,773
1.75% 1/16/18	3,047,000	3,040,315
SunTrust Banks, Inc. 3.5% 1/20/17	3,109,000	3,175,871
Westpac Banking Corp. 2% 8/14/17	4,742,000	4,785,152
		219,494,315
Capital Markets - 7.8%
Deutsche Bank AG London Branch 1.4% 2/13/17	10,666,000	10,624,829
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,614,999
2.375% 1/22/18	15,673,000	15,873,207
2.625% 1/31/19	3,047,000	3,102,199
JPMorgan Chase & Co. 1.7% 3/1/18	45,666,000	45,615,632
Lazard Group LLC 6.85% 6/15/17	89,000	94,920
Morgan Stanley:
1.875% 1/5/18	23,047,000	23,138,013
5.45% 1/9/17	4,876,000	5,094,021
UBS AG Stamford Branch:
1.0264% 3/26/18 (d)	3,000,000	2,994,273
1.375% 8/14/17	4,735,000	4,717,580
1.8% 3/26/18	3,416,000	3,419,741
		122,289,414
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 4.6%
American Express Credit Corp. 1.125% 6/5/17	$ 6,186,000	$ 6,161,757
American Honda Finance Corp. 1.5% 9/11/17 (c)	1,571,000	1,571,130
Discover Financial Services 6.45% 6/12/17	7,272,000	7,742,782
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,417,882
1.684% 9/8/17	4,638,000	4,596,434
2.145% 1/9/18	18,047,000	17,983,836
2.24% 6/15/18	1,884,000	1,873,161
3% 6/12/17	8,463,000	8,565,580
Hyundai Capital America:
1.45% 2/6/17 (c)	3,160,000	3,146,630
2% 3/19/18 (c)	3,047,000	3,019,108
2.125% 10/2/17 (c)	2,970,000	2,963,840
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	9,932,470
1.6% 7/13/18	586,000	585,894
Synchrony Financial 1.875% 8/15/17	565,000	563,678
		71,124,182
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (c)	3,047,000	3,052,061
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	3,047,000	3,071,403
Berkshire Hathaway, Inc. 1.55% 2/9/18	2,660,000	2,667,280
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,902,640
2.75% 12/1/20	545,000	546,789
McGraw Hill Financial, Inc. 2.5% 8/15/18 (c)	1,058,000	1,065,240
		12,305,413
Insurance - 3.5%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,042,271
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,016,044
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,697,139
5.85% 1/16/18	2,077,000	2,251,960
Aon Corp. 5% 9/30/20	1,538,000	1,690,982
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,772,877
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,839,183
MetLife, Inc.:
1.756% 12/15/17 (d)	1,142,000	1,146,602
1.903% 12/15/17 (d)	490,000	493,126
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	$ 4,571,000	$ 4,579,548
1.5% 1/10/18 (c)	6,073,000	6,058,036
New York Life Global Funding 1.55% 11/2/18 (c)	3,120,000	3,102,204
Pricoa Global Funding I:
1.15% 11/25/16 (c)	1,837,000	1,838,697
1.9% 9/21/18 (c)	2,000,000	2,002,732
Principal Life Global Funding II:
2.2% 4/8/20 (c)	5,780,000	5,734,488
2.25% 10/15/18 (c)	2,500,000	2,521,083
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,922,075
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,305,000	1,322,813
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	658,000	663,374
		54,695,234
Real Estate Investment Trusts - 1.1%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,419,525
DDR Corp. 9.625% 3/15/16	797,000	815,309
Equity One, Inc. 6.25% 1/15/17	109,000	114,010
ERP Operating LP 2.375% 7/1/19	1,567,000	1,572,729
HCP, Inc. 3.75% 2/1/16	1,478,000	1,484,947
Health Care Property Investors, Inc. 6% 1/30/17	3,594,000	3,763,087
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,080,534
4.7% 9/15/17	1,375,000	1,440,977
Select Income REIT 2.85% 2/1/18	1,091,000	1,091,687
		16,782,805
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 6% 4/1/16	2,386,000	2,420,358
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,377,678
Mack-Cali Realty LP:
2.5% 12/15/17	1,847,000	1,833,066
5.8% 1/15/16	385,000	386,783
Ventas Realty LP:
1.25% 4/17/17	1,167,000	1,159,998
1.55% 9/26/16	1,147,000	1,150,654
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 1,652,000	$ 1,650,447
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,616,087
		14,595,071
TOTAL FINANCIALS		511,286,434
HEALTH CARE - 4.8%
Biotechnology - 1.4%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,485,766
1.8% 5/14/18	4,368,000	4,362,990
2.5% 5/14/20	2,500,000	2,484,465
Amgen, Inc.:
1.25% 5/22/17	4,784,000	4,771,504
2.2% 5/22/19	3,596,000	3,594,126
Celgene Corp. 2.125% 8/15/18	1,519,000	1,524,593
		21,223,444
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,093,890
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,730,459
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,511,215
		11,335,564
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95% 6/15/18	482,000	482,615
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	5,981,755
UnitedHealth Group, Inc. 1.9% 7/16/18	2,929,000	2,952,883
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,388,658
		10,805,911
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	718,000	716,512
2.15% 12/14/18	776,000	775,977
		1,492,489
Pharmaceuticals - 1.9%
Actavis Funding SCS:
1.416% 3/12/18 (d)	6,095,000	6,113,852
2.35% 3/12/18	6,095,000	6,150,343
3% 3/12/20	1,980,000	2,004,922
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (c)	$ 5,036,000	$ 5,042,345
2.375% 10/8/19 (c)	2,530,000	2,545,696
Mylan, Inc. 1.35% 11/29/16	850,000	844,603
Perrigo Co. PLC 1.3% 11/8/16	717,000	712,332
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	896,323
Zoetis, Inc.:
1.15% 2/1/16	2,310,000	2,310,845
1.875% 2/1/18	2,412,000	2,391,819
3.45% 11/13/20	437,000	440,447
		29,453,527
TOTAL HEALTH CARE		74,310,935
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,156,072
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,006,785
		7,162,857
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	10,743	11,012
Industrial Conglomerates - 0.2%
Danaher Corp. 1.65% 9/15/18	3,659,000	3,665,037
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,180,270
2.625% 9/4/18	1,642,000	1,628,250
		2,808,520
TOTAL INDUSTRIALS		13,647,426
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	3,300,000	3,321,684
Electronic Equipment & Components - 1.0%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,113,236
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
2.375% 12/17/18	$ 526,000	$ 528,471
6.55% 10/1/17	10,064,000	10,943,272
		15,584,979
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,807,758
3.65% 8/22/18	1,415,000	1,456,536
		5,264,294
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (c)	4,000,000	4,013,668
TOTAL INFORMATION TECHNOLOGY		28,184,625
MATERIALS - 1.9%
Chemicals - 1.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (c)	10,850,000	10,760,271
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,400,728
1.55% 1/12/18	6,598,000	6,540,004
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,601,846
		21,302,849
Metals & Mining - 0.6%
Anglo American Capital PLC 1.2705% 4/15/16 (c)(d)	2,783,000	2,771,656
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,363,678
Rio Tinto Finance (U.S.A.) PLC:
1.1743% 6/17/16 (d)	2,133,000	2,134,523
1.625% 8/21/17	2,651,000	2,632,761
		8,902,618
TOTAL MATERIALS		30,205,467
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,600,767
2.45% 6/30/20	1,944,000	1,912,058
2.95% 5/15/16	5,049,000	5,096,461
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
1.25% 2/14/17	$ 5,562,000	$ 5,548,217
1.625% 6/28/16	4,211,000	4,224,644
2.35% 2/14/19	2,499,000	2,508,811
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,496,850
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	2,633,000	2,652,905
Verizon Communications, Inc.:
1.35% 6/9/17	15,000,000	15,008,700
2% 11/1/16	5,508,000	5,554,146
2.5% 9/15/16	8,731,000	8,830,481
		67,434,040
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
1.336% 9/12/16 (d)	3,139,000	3,138,874
2.375% 9/8/16	3,677,000	3,706,471
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,420,900
		11,266,245
TOTAL TELECOMMUNICATION SERVICES		78,700,285
UTILITIES - 5.3%
Electric Utilities - 2.8%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,744,457
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,805,000	1,876,402
Duke Energy Corp.:
0.704% 4/3/17 (d)	4,109,000	4,099,689
1.625% 8/15/17	5,505,000	5,514,997
2.1% 6/15/18	5,129,000	5,170,940
Eversource Energy 1.45% 5/1/18	726,000	715,255
Exelon Corp.:
1.55% 6/9/17	326,000	325,083
2.85% 6/15/20	480,000	481,230
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,034,468
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	3,440,000	3,431,716
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,524,370
Southern Co. 1.3% 8/15/17	1,770,000	1,755,966
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,331,664
		43,006,237
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.3%
Southern California Gas Co. 1.55% 6/15/18	$ 5,000,000	$ 4,987,455
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 1.5% 6/1/18	2,491,000	2,445,101
Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	8,517,000	8,458,343
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,634,266
1.9% 6/15/18	2,656,000	2,645,416
1.95% 8/15/16	1,821,000	1,830,793
2.5% 12/1/19	4,588,000	4,586,926
2.6266% 9/30/66 (d)	2,319,000	1,808,331
Sempra Energy 2.3% 4/1/17	7,873,000	7,933,764
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,128,376
		32,026,215
TOTAL UTILITIES		82,465,008
TOTAL NONCONVERTIBLE BONDS (Cost $1,050,460,216)		1,045,316,317
U.S. Treasury Obligations - 2.8%

U.S. Treasury Notes:
1.25% 11/15/18	10,000,000	10,007,810
1.375% 3/31/20	33,000,000	32,718,972
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,932,888)		42,726,782
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.6%
2.234% 1/1/40 (d)	569,668	603,878
2.274% 11/1/34 (d)	247,969	260,745
2.298% 3/1/40 (d)	376,092	399,372
2.301% 2/1/40 (d)	974,417	1,033,057
2.31% 12/1/39 (d)	147,488	156,845
2.311% 1/1/40 (d)	937,307	996,359
2.321% 2/1/35 (d)	427,757	450,814
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.342% 10/1/35 (d)	$ 1,648,375	$ 1,736,095
2.403% 11/1/36 (d)	558,446	591,241
2.424% 5/1/35 (d)	424,040	449,478
2.431% 12/1/34 (d)	221,240	235,275
2.435% 2/1/40 (d)	269,443	286,536
2.458% 3/1/40 (d)	418,179	444,793
2.476% 12/1/33 (d)	202,025	214,238
2.478% 7/1/35 (d)	381,477	404,947
2.516% 4/1/35 (d)	651,112	689,318
2.543% 10/1/41 (d)	855,582	909,859
2.557% 6/1/42 (d)	320,226	329,448
2.56% 11/1/34 (d)	1,761,447	1,873,189
2.673% 9/1/41 (d)	1,267,100	1,347,483
2.686% 2/1/42 (d)	1,736,418	1,800,146
2.756% 1/1/42 (d)	1,532,636	1,590,887
2.951% 11/1/40 (d)	188,991	196,971
2.98% 9/1/41 (d)	210,752	220,186
2.991% 10/1/41 (d)	91,759	95,710
3.022% 8/1/41 (d)	247,550	259,283
3.243% 7/1/41 (d)	341,211	359,248
3.3% 10/1/41 (d)	169,228	176,738
3.553% 7/1/41 (d)	393,434	414,616
5.5% 10/1/17 to 11/1/34	5,882,127	6,570,954
6.5% 1/1/16 to 8/1/17	22,720	23,536
7% 12/1/15 to 11/1/18	8,688	8,958
7.5% 11/1/31	712	844
TOTAL FANNIE MAE		25,131,047
Freddie Mac - 1.2%
2.255% 11/1/35 (d)	284,706	299,730
2.361% 10/1/42 (d)	1,738,978	1,839,300
2.41% 4/1/40 (d)	321,305	340,500
2.519% 8/1/36 (d)	188,733	199,978
2.527% 2/1/40 (d)	495,864	527,577
2.53% 4/1/40 (d)	316,166	336,487
2.979% 8/1/41 (d)	670,655	713,200
3% 8/1/21	1,737,053	1,804,009
3.141% 9/1/41 (d)	408,864	426,927
3.211% 9/1/41 (d)	221,067	231,186
3.226% 4/1/41 (d)	235,368	246,471
3.293% 6/1/41 (d)	249,609	262,873
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.451% 5/1/41 (d)	$ 203,145	$ 211,491
3.5% 8/1/26	5,672,031	5,968,297
3.617% 6/1/41 (d)	351,528	372,158
3.706% 5/1/41 (d)	309,239	327,455
4% 9/1/25 to 4/1/26	2,026,155	2,167,200
4.5% 8/1/18 to 11/1/18	1,309,731	1,358,320
5% 4/1/20	585,318	609,709
8.5% 5/1/27 to 7/1/28	51,023	61,128
TOTAL FREDDIE MAC		18,303,996
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	338,013	394,185
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $44,017,644)		43,829,228
Asset-Backed Securities - 10.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	356,361	344,881
Series 2005-1 Class M1, 0.926% 4/25/35 (d)	136,148	123,075
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.847% 3/25/34 (d)	20,227	19,407
Series 2006-OP1 Class M1, 0.477% 4/25/36 (d)	2,438,062	818,096
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,550,480
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,035,785
Series 2014-3 Class A, 1.33% 3/15/19	6,080,000	6,072,108
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,147,727
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,320,431
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	1,137,000	1,134,584
Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,984,041
Series 2015-3 Class A3, 1.54% 3/9/20	4,500,000	4,485,549
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.022% 4/25/34 (d)	18,431	13,973
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (d)	115,119	105,647
Series 2004-W7 Class M1, 1.022% 5/25/34 (d)	69,180	64,733
Series 2006-W4 Class A2C, 0.357% 5/25/36 (d)	236,600	83,915
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	$ 3,047,000	$ 3,044,412
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,739,529
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	2,295,000	2,288,905
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (d)	369,893	248,164
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (c)	114,708	114,661
Series 2014-1A Class A, 1.46% 12/17/18 (c)	771,196	770,633
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,055,572
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	3,292,701	3,295,663
Series 2014-VT1 Class A3, 1.5% 10/21/19 (c)	3,404,145	3,390,932
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,123,074
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.721% 7/25/34 (d)	91,880	79,938
Series 2004-3 Class M4, 1.676% 4/25/34 (d)	13,533	12,319
Series 2004-4 Class M2, 0.992% 6/25/34 (d)	20,436	18,651
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (c)	2,590,000	2,588,937
Series 2015-1 Class A3, 1.3% 3/23/20 (c)	1,000,000	994,160
Series 2015-2 Class A2A, 1.42% 12/22/17 (c)	1,500,000	1,497,353
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,575,445
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (c)	2,175,572	2,169,325
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	3,633,095	3,616,374
Series 2015-1 Class A2, 1.3% 9/20/20 (c)	4,571,000	4,561,675
Fannie Mae Series 2004-T5:
Class AB1, 0.7227% 5/28/35 (d)	193,359	180,749
Class AB3, 1.0288% 5/28/35 (d)	83,201	77,349
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	14,920,870
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,180,845
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,793,317
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,010,117
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.622% 11/25/34 (d)	124,981	13,195
Class M5, 1.697% 11/25/34 (d)	40,301	757
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.932% 1/25/35 (d)	$ 194,673	$ 170,040
Class M4, 1.217% 1/25/35 (d)	71,232	38,827
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (c)(d)	223,255	200,949
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (c)	1,170,426	1,170,426
GE Equipment Transportation LLC:
Series 2012-2 Class A4, 0.92% 9/25/17	1,832,079	1,831,849
Series 2014-1 Class A3, 0.97% 4/23/18	3,580,295	3,575,062
Series 2015-1 Class A3, 1.28% 2/25/19	2,895,199	2,899,818
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,952,624
Series 2015-2 Class A3, 1.68% 12/20/18	2,453,000	2,444,966
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (c)	2,972,000	2,950,289
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (d)	19,557	18,337
Series 2003-3 Class M1, 1.511% 8/25/33 (d)	91,952	87,879
Series 2003-5 Class A2, 0.921% 12/25/33 (d)	62,458	58,482
Series 2004-1 Class M2, 1.921% 6/25/34 (d)	75,448	68,152
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (d)	274,769	176,516
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (c)	2,500,000	2,491,722
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.327% 11/25/36 (d)	40,726	40,676
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (d)	22,285	22,137
Series 2006-A Class 2C, 1.4764% 3/27/42 (d)	157,000	79,011
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.347% 7/25/36 (d)	2,408,105	1,135,420
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (d)	8,336	6,967
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (d)	18,580	17,048
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (d)	44,342	43,963
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (d)	219,667	212,124
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (d)	111,970	103,591
Series 2005-NC1 Class M1, 0.857% 1/25/35 (d)	54,738	51,339
Series 2005-NC2 Class B1, 1.952% 3/25/35 (d)	40,047	656
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2006-NC4 Class A2D, 0.461% 6/25/36 (d)	$ 2,174,447	$ 1,429,456
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,550,662
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (d)	537,659	522,249
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (d)	1,008,386	944,698
Class M4, 2.372% 9/25/34 (d)	140,224	90,180
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (d)	302,836	270,067
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (d)	1,048	970
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,226,000	2,230,733
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (d)	156,289	144,656
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.9172% 6/15/33 (d)	295,135	279,440
Class C, 1.2872% 6/15/33 (d)	870,397	845,770
Series 2004-B:
Class A2, 0.5372% 6/15/21 (d)	560,803	557,116
Class C, 1.2072% 9/15/33 (d)	950,160	912,172
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	3,600,000	3,588,445
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	2,997,314
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (d)	117,662	103,026
Toyota Auto Receivables Owner Trust Series 2015-C Class A3, 1.34% 6/17/19	3,500,000	3,501,923
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (c)	2,968,000	2,933,381
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (c)	3,732,000	3,737,393
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (c)(d)	1,702,396	1,701,204
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,470,248
TOTAL ASSET-BACKED SECURITIES (Cost $165,871,473)		165,327,326
Collateralized Mortgage Obligations - 2.2%
	Principal Amount	Value
Private Sponsor - 1.9%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4592% 4/26/36 (c)(d)	$ 830,448	$ 811,141
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (c)(d)	210,101	210,772
Series 2012-2R Class 1A1, 2.7363% 5/27/35 (c)(d)	1,373,037	1,412,986
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3468% 12/20/54 (c)(d)	2,869,375	2,867,367
Class C2, 1.4068% 12/20/54 (c)(d)	1,270,000	1,268,349
Series 2006-2:
Class A4, 0.2868% 12/20/54 (d)	409,110	408,824
Class C1, 1.1468% 12/20/54 (d)	4,598,000	4,592,023
Class M2, 0.6668% 12/20/54 (d)	914,000	913,086
Series 2006-3 Class C2, 1.2068% 12/20/54 (d)	2,014,000	2,011,382
Series 2006-4:
Class A4, 0.3068% 12/20/54 (d)	743,689	743,169
Class B1, 0.3868% 12/20/54 (d)	4,073,000	4,069,131
Class C1, 0.9668% 12/20/54 (d)	2,490,000	2,486,763
Class M1, 0.5468% 12/20/54 (d)	1,073,000	1,071,927
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (d)	408,000	407,470
Class 1M1, 0.5068% 12/20/54 (d)	268,000	267,732
Class 2C1, 1.0668% 12/20/54 (d)	185,000	184,760
Class 2M1, 0.7068% 12/20/54 (d)	344,000	343,656
Class 3A1, 0.4068% 12/20/54 (d)	758,626	758,422
Series 2007-2:
Class 2C1, 1.0573% 12/17/54 (d)	477,000	476,380
Class 3A1, 0.3773% 12/17/54 (d)	158,246	158,136
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (d)	449,743	449,428
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.7172% 1/20/44 (d)	100,791	100,690
Class 1C, 2.7672% 1/20/44 (d)	805,654	804,365
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (d)	1,993,149	1,991,754
Series 2004-3 Class 2A1, 0.6251% 9/20/44 (d)	500,052	499,702
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (d)	138,173	123,659
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5469% 6/10/35 (c)(d)	$ 50,163	$ 45,636
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	4,675	4,587
TOTAL PRIVATE SPONSOR		29,483,297
U.S. Government Agency - 0.3%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,620,449	1,709,283
planned amortization class Series 2012-94 Class E, 3% 6/25/22	846,329	867,551
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	187,884	211,540
Series 2009-31 Class A, 4% 2/25/24	174,829	179,263
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	34,657	35,318
Series 3820 Class DA, 4% 11/15/35	1,289,093	1,351,174
Series 3949 Class MK, 4.5% 10/15/34	989,008	1,064,257
TOTAL U.S. GOVERNMENT AGENCY		5,418,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,715,038)		34,901,683
Commercial Mortgage Securities - 11.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (d)(e)	349,213	3,507
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	2,001,763	2,022,742
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	4,312,232	4,361,714
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3458% 5/15/32 (c)(d)	2,183,000	2,163,183
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.611% 1/25/36 (c)(d)	636,107	562,821
Class B1, 1.621% 1/25/36 (c)(d)	24,393	15,518
Class M1, 0.671% 1/25/36 (c)(d)	203,079	164,878
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M2, 0.691% 1/25/36 (c)(d)	$ 66,027	$ 52,003
Class M3, 0.721% 1/25/36 (c)(d)	87,511	66,108
Class M4, 0.831% 1/25/36 (c)(d)	48,562	35,873
Class M5, 0.871% 1/25/36 (c)(d)	48,562	35,965
Class M6, 0.921% 1/25/36 (c)(d)	49,314	33,067
Series 2007-1 Class A2, 0.491% 3/25/37 (c)(d)	385,367	322,459
Series 2007-2A:
Class A1, 0.491% 7/25/37 (c)(d)	75,007	64,478
Class A2, 0.541% 7/25/37 (c)(d)	70,303	56,289
Series 2007-3:
Class A2, 0.511% 7/25/37 (c)(d)	95,414	77,363
Class M1, 0.531% 7/25/37 (c)(d)	71,866	54,553
Class M2, 0.561% 7/25/37 (c)(d)	77,084	55,624
Class M3, 0.591% 7/25/37 (c)(d)	125,083	61,614
Class M4, 0.721% 7/25/37 (c)(d)	196,181	64,276
Class M5, 0.821% 7/25/37 (c)(d)	91,999	14,438
Series 2007-4A:
Class A2, 0.747% 9/25/37 (c)(d)	993,570	703,158
Class M1, 1.147% 9/25/37 (c)(d)	129,263	27,215
Series 2006-2A Class IO, 0% 7/25/36 (c)(d)(e)	6,515,443	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	1,501,936	1,543,247
Series 2006-PW12 Class A1A, 5.7074% 9/11/38 (d)	3,203,226	3,222,931
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.23% 5/15/29 (c)(d)	2,151,000	2,132,178
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (c)(d)	412,584	396,326
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	2,515,693	2,660,777
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (c)(d)	4,400,336	4,379,799
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,473,119	1,502,754
Series 2006-C4 Class A1A, 5.7922% 3/15/49 (d)	1,314,803	1,323,705
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.3358% 1/15/46 (d)	56,457	56,388
Series 2006-CD2 Class A1B, 5.3368% 1/15/46 (d)	2,483,678	2,479,396
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,618,087	1,677,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.096% 6/11/27 (c)(d)	$ 6,704,673	$ 6,669,680
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (c)(d)	25,884	25,915
sequential payer:
Series 2006-C7 Class A1A, 5.7532% 6/10/46 (d)	4,327,385	4,375,048
Series 2006-C8:
Class A1A, 5.292% 12/10/46	3,371,810	3,461,847
Class A4, 5.306% 12/10/46	4,813,023	4,913,165
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	159,668	159,530
CSMC Series 2015-TOWN Class A, 1.4458% 3/15/17 (c)(d)	3,500,000	3,488,084
CSMC Trust floater Series 2014-ICE:
Class A, 0.9958% 4/15/27 (c)(d)	4,981,000	4,960,223
Class B, 1.3958% 4/15/27 (c)(d)	2,893,000	2,883,713
Del Coronado Trust floater Series 2013-HDC Class A, 0.9958% 3/15/26 (c)(d)	1,523,000	1,518,274
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (c)(d)	7,398,367	7,384,255
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2841% 3/10/44 (d)	66,758	66,727
Series 2006-C1 Class A1A, 5.2841% 3/10/44 (d)	1,904,362	1,908,292
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	4,709,801	4,899,749
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8193% 7/10/38 (d)	1,731,022	1,742,864
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (c)	710,000	715,223
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (c)(d)	1,304,151	1,301,078
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,279,587	2,327,561
Class A4, 5.56% 11/10/39	4,315,167	4,331,068
Series 2012-GC6 Class A1, 1.282% 1/10/45	37,638	37,639
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1922% 11/5/30 (c)(d)	2,508,009	2,502,056
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	658,000	657,995
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (c)(d)	2,039,000	2,038,966
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.527% 11/15/18 (c)(d)	$ 55,500	$ 53,359
Class G, 0.557% 11/15/18 (c)(d)	48,245	46,177
Series 2014-BXH Class A, 1.097% 4/15/27 (c)(d)	4,266,000	4,260,527
Series 2014-FL5 Class A, 1.1758% 7/15/31 (c)(d)	3,108,000	3,087,267
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	4,360,584	4,426,913
Series 2006-LDP8 Class A4, 5.399% 5/15/45	4,076,466	4,108,845
Series 2011-C3 Class A3, 4.3877% 2/15/46 (c)	1,544,000	1,621,489
Series 2013-C10, Class A1, 0.7302% 12/15/47	683,338	679,492
Series 2006-LDP7 Class A1A, 5.9107% 4/15/45 (d)	4,920,231	4,986,943
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	387,144	387,124
Series 2006-C6 Class A4, 5.372% 9/15/39	1,014,856	1,032,948
Series 2007-C1 Class A4, 5.424% 2/15/40	5,007,540	5,141,439
Series 2007-C7 Class A3, 5.866% 9/15/45	1,931,098	2,049,915
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2% 9/15/28 (b)(c)	3,000,000	3,000,399
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	3,650,839	3,710,647
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-1 Class AM, 5.5135% 2/12/39 (d)	510,000	512,439
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	596,549	595,989
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (c)(d)	240,293	240,047
Class E, 0.4458% 10/15/20 (c)(d)	171,273	170,903
Class F, 0.4958% 10/15/20 (c)(d)	102,785	102,567
Class G, 0.5358% 10/15/20 (c)(d)	127,058	126,736
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,358,995	1,405,212
Series 2007-IQ14 Class A2, 5.61% 4/15/49	549,486	549,590
Series 2012-C4 Class A1, 1.085% 3/15/45	506,564	506,400
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	2,305,523	2,325,940
Series 2006-IQ11 Class A1A, 5.7465% 10/15/42 (d)	3,522,352	3,545,657
Series 2007-T27 Class A1A, 5.6454% 6/11/42 (d)	3,770,712	3,960,639
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (c)(d)	2,729,000	2,717,486
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	$ 5,779,046	$ 5,948,195
Class A4, 5.308% 11/15/48	1,779,292	1,809,038
Series 2006-C23 Class A1A, 5.422% 1/15/45	2,364,650	2,363,132
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	2,648,024	2,661,961
Series 2006-C25 Class A1A, 5.715% 5/15/43 (d)	3,086,820	3,123,857
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,856,977	3,907,206
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	3,569,144	3,560,562
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	111,395	111,452
Series 2012-C8 Class A1, 0.864% 8/15/45	732,196	730,372
Series 2013-C13 Class A1, 0.778% 5/15/45	655,035	650,831
Series 2013-C14 Class A1, 0.836% 6/15/46	762,824	756,155
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3178% 11/15/29 (c)(d)	2,384,400	2,372,044
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $180,932,952)		178,110,918
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $2,892,480)	2,685,000	2,879,985
Supranational Obligations - 0.1%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $652,091)	653,000	648,816
Bank Notes - 2.3%

Bank of America NA:
1.25% 2/14/17	3,000,000	3,000,771
5.3% 3/15/17	591,000	617,926
Barclays Bank PLC 2.5% 2/20/19	3,946,000	3,989,264
Capital One Bank NA:
1.15% 11/21/16	1,817,000	1,815,839
1.2% 2/13/17	4,450,000	4,426,985
1.3% 6/5/17	4,265,000	4,230,931
Bank Notes - continued
	Principal Amount	Value
Capital One NA:
1.5% 9/5/17	$ 3,078,000	$ 3,057,981
1.65% 2/5/18	4,571,000	4,533,824
KeyBank NA:
1.65% 2/1/18	1,763,000	1,758,785
2.5% 12/15/19	1,749,000	1,756,097
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,772,987
Marshall & Ilsley Bank 5% 1/17/17	209,000	216,211
Union Bank NA 3% 6/6/16	2,047,000	2,069,695
TOTAL BANK NOTES (Cost $36,366,917)		36,247,296
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $6,619,979)	6,619,979	6,619,979
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,565,461,678)		1,556,608,330
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,033,565
NET ASSETS - 100%		$ 1,557,641,895
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $297,737,907 or 19.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,527
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,045,316,317	$ -	$ 1,045,316,317	$ -
U.S. Government and Government Agency Obligations	42,726,782	-	42,726,782	-
U.S. Government Agency - Mortgage Securities	43,829,228	-	43,829,228	-
Asset-Backed Securities	165,327,326	-	165,313,374	13,952
Collateralized Mortgage Obligations	34,901,683	-	34,901,683	-
Commercial Mortgage Securities	178,110,918	-	178,110,917	1
Municipal Securities	2,879,985	-	2,879,985	-
Supranational Obligations	648,816	-	648,816	-
Bank Notes	36,247,296	-	36,247,296	-
Money Market Funds	6,619,979	6,619,979	-	-
Total Investments in Securities:	$ 1,556,608,330	$ 6,619,979	$ 1,549,974,398	$ 13,953
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,564,968,141. Net unrealized depreciation aggregated $8,359,811, of which $1,789,583 related to appreciated investment securities and $10,149,394 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

November 30, 2015

1.813036.111

STP-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.6%
American Honda Finance Corp. 0.95% 5/5/17	$ 10,565	$ 10,523
Daimler Finance North America LLC:
1.375% 8/1/17 (c)	11,809	11,716
1.45% 8/1/16 (c)	4,107	4,114
1.65% 3/2/18 (c)	6,953	6,895
1.65% 5/18/18 (c)	10,000	9,887
General Motors Financial Co., Inc. 2.4% 4/10/18	12,000	11,948
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (c)	10,916	10,538
1.65% 5/22/18 (c)	5,300	5,008
Volkswagen International Finance NV:
1.6% 11/20/17 (c)	6,354	6,117
2.375% 3/22/17 (c)	5,868	5,819
		82,565
Media - 1.1%
CBS Corp. 2.3% 8/15/19	2,200	2,190
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (c)	5,280	5,307
COX Communications, Inc. 6.25% 6/1/18 (c)	1,399	1,510
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	10,429	10,553
Thomson Reuters Corp. 0.875% 5/23/16	3,051	3,051
Time Warner Cable, Inc. 5.85% 5/1/17	14,418	15,119
Time Warner, Inc. 6.875% 6/15/18	8,000	8,984
Viacom, Inc. 2.2% 4/1/19	6,953	6,851
Walt Disney Co. 1.1% 12/1/17	5,295	5,296
		58,861
TOTAL CONSUMER DISCRETIONARY		141,426
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (c)	3,112	3,106
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	13,054	13,180
		16,286
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	$ 4,880	$ 4,908
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,339	1,335
		6,243
Food Products - 1.0%
ConAgra Foods, Inc. 1.3% 1/25/16	17,266	17,269
General Mills, Inc.:
0.875% 1/29/16	5,323	5,324
1.4% 10/20/17	7,196	7,196
5.7% 2/15/17	5,000	5,264
H.J. Heinz Co. 1.6% 6/30/17 (c)	8,000	8,008
The J.M. Smucker Co. 1.75% 3/15/18	3,523	3,514
Tyson Foods, Inc. 2.65% 8/15/19	5,639	5,680
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	3,673	3,683
		55,938
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (c)	15,000	15,027
2.75% 6/15/20 (c)	10,510	10,644
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (c)	5,734	5,740
2.05% 7/20/18 (c)	13,355	13,330
Philip Morris International, Inc. 1.25% 8/11/17	8,983	9,001
Reynolds American, Inc.:
2.3% 6/12/18	2,339	2,369
3.25% 6/12/20	7,178	7,353
6.75% 6/15/17	8,181	8,786
		72,250
TOTAL CONSUMER STAPLES		150,717
ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	3,152	3,145
Noble Holding International Ltd. 4% 3/16/18	389	367
Petrofac Ltd. 3.4% 10/10/18 (c)	10,787	10,550
		14,062
Oil, Gas & Consumable Fuels - 3.7%
BG Energy Capital PLC 2.875% 10/15/16 (c)	6,229	6,307
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.375% 5/10/18	$ 6,265	$ 6,222
1.846% 5/5/17	6,953	7,014
2.248% 11/1/16	6,334	6,407
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,135	2,097
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (c)	7,043	7,006
ConocoPhillips Co. 1.5% 5/15/18	10,000	9,942
DCP Midstream Operating LP 2.7% 4/1/19	544	482
Enbridge, Inc.:
0.779% 6/2/17 (e)	9,732	9,539
0.9755% 10/1/16 (e)	12,515	12,433
Enterprise Products Operating LP:
1.65% 5/7/18	7,986	7,882
2.55% 10/15/19	1,089	1,076
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,843
3.05% 12/1/19	3,665	3,359
Marathon Petroleum Corp. 3.5% 3/1/16	8,263	8,315
Petro-Canada 6.05% 5/15/18	6,953	7,556
Petrobras Global Finance BV:
2% 5/20/16	16,234	15,945
3.25% 3/17/17	6,953	6,501
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	5,713	5,684
Petroleos Mexicanos 3.125% 1/23/19	924	913
Phillips 66 Co. 2.95% 5/1/17	2,781	2,834
Schlumberger Investment SA 1.25% 8/1/17 (c)	9,133	9,083
Shell International Finance BV 2.125% 5/11/20	7,883	7,857
Southwestern Energy Co. 3.3% 1/23/18	2,006	1,916
Spectra Energy Partners, LP 2.95% 6/15/16	2,869	2,889
Total Capital International SA 1% 1/10/17	17,416	17,405
TransCanada PipeLines Ltd.:
1.0066% 6/30/16 (e)	14,114	14,110
1.625% 11/9/17	5,000	4,989
1.875% 1/12/18	10,839	10,846
		198,452
TOTAL ENERGY		212,514
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 23.9%
Banks - 14.0%
ABN AMRO Bank NV 1.1232% 10/28/16 (c)(e)	$ 10,429	$ 10,469
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	8,587	8,601
1.875% 10/6/17	3,477	3,502
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	6,393	6,361
Bank of America Corp.:
1.25% 1/11/16	12,670	12,676
2% 1/11/18	11,269	11,313
2.6% 1/15/19	15,519	15,690
3.875% 3/22/17	10,429	10,746
Bank of Montreal 1.4% 4/10/18	6,000	5,961
Bank of Nova Scotia 1.375% 12/18/17	5,796	5,776
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	12,515	12,529
1.45% 9/8/17 (c)	10,429	10,346
1.55% 9/9/16 (c)	6,967	6,996
1.7% 3/5/18 (c)	17,382	17,261
Barclays Bank PLC 5% 9/22/16	10,429	10,756
Barclays PLC 2% 3/16/18	5,150	5,132
BNP Paribas 2.375% 9/14/17	12,744	12,883
BPCE SA 1.625% 2/10/17	6,953	6,944
Capital One Bank NA 0.8591% 2/13/17 (e)	6,953	6,924
Capital One NA 2.35% 8/17/18	10,500	10,505
Citigroup, Inc.:
0.603% 6/9/16 (e)	4,867	4,852
1.2799% 7/25/16 (e)	2,830	2,837
1.3% 11/15/16	9,531	9,545
1.55% 8/14/17	27,810	27,762
1.7% 4/27/18	5,000	4,979
1.85% 11/24/17	6,953	6,956
2.15% 7/30/18	5,000	5,030
2.5% 9/26/18	11,000	11,160
2.5% 7/29/19	5,562	5,610
Citizens Bank NA:
1.6% 12/4/17	10,429	10,319
2.3% 12/3/18	4,160	4,004
Commonwealth Bank of Australia 1.125% 3/13/17	11,166	11,162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch:
0.8967% 5/26/17 (e)	$ 6,953	$ 6,929
1.375% 5/26/17	21,414	21,360
1.75% 1/29/18	13,905	13,891
Discover Bank:
2% 2/21/18	14,190	14,121
2.6% 11/13/18	5,000	5,018
Fifth Third Bancorp 4.5% 6/1/18	4,867	5,148
Fifth Third Bank 2.15% 8/20/18	6,425	6,466
HSBC Bank PLC 1.5% 5/15/18 (c)	6,230	6,189
HSBC U.S.A., Inc.:
1.5% 11/13/17	5,562	5,544
1.7% 3/5/18	6,953	6,939
Huntington National Bank 2% 6/30/18	10,530	10,510
ING Bank NV 1.8% 3/16/18 (c)	5,562	5,541
Intesa Sanpaolo SpA:
2.375% 1/13/17	23,397	23,505
3.875% 1/16/18	7,000	7,204
JPMorgan Chase & Co.:
1.35% 2/15/17	39,004	39,015
2.2% 10/22/19	3,329	3,334
2.35% 1/28/19	2,485	2,512
KeyBank NA 1.7% 6/1/18	7,948	7,920
La Caisse Centrale 1.75% 1/29/18 (c)	6,953	6,909
Lloyds Bank PLC 1.75% 3/16/18	5,945	5,943
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (c)	7,940	7,902
Mizuho Bank Ltd.:
0.7755% 9/25/17 (c)(e)	10,429	10,395
1.55% 10/17/17 (c)	17,983	17,905
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,552	1,543
MUFG Union Bank NA 1.5% 9/26/16	4,128	4,143
Nordea Bank AB 1.875% 9/17/18 (c)	10,000	9,978
PNC Bank NA:
1.5% 2/23/18	6,953	6,933
1.8% 11/5/18	10,000	9,993
Regions Financial Corp. 2% 5/15/18	10,937	10,891
Royal Bank of Canada:
1.2% 1/23/17	6,933	6,948
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Canada: - continued
1.5% 1/16/18	$ 11,875	$ 11,864
2.2% 7/27/18	6,258	6,330
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (e)	29,971	29,939
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	13,905	13,879
1.45% 7/19/16	12,550	12,582
1.75% 1/16/18	6,953	6,938
1.8% 7/18/17	9,178	9,189
SunTrust Banks, Inc. 3.5% 1/20/17	7,094	7,247
Wells Fargo & Co. 1.5% 1/16/18	13,905	13,892
Wells Fargo Bank NA 0.5716% 5/16/16 (e)	7,659	7,655
Westpac Banking Corp.:
1.2% 5/19/17	17,382	17,373
1.5% 12/1/17	10,429	10,433
2% 8/14/17	10,819	10,917
		744,454
Capital Markets - 3.3%
Deutsche Bank AG London Branch 1.4% 2/13/17	24,334	24,240
Goldman Sachs Group, Inc.:
1.0476% 5/22/17 (e)	10,000	9,994
1.748% 9/15/17	19,963	19,955
2.375% 1/22/18	11,882	12,034
2.625% 1/31/19	16,953	17,260
JPMorgan Chase & Co. 1.7% 3/1/18	24,334	24,307
Lazard Group LLC 6.85% 6/15/17	205	219
Morgan Stanley:
1.875% 1/5/18	13,953	14,008
2.375% 7/23/19	5,030	5,064
2.5% 1/24/19	13,000	13,208
5.45% 1/9/17	11,124	11,621
UBS AG Stamford Branch:
1.375% 6/1/17	3,960	3,948
1.375% 8/14/17	10,805	10,765
1.8% 3/26/18	7,793	7,802
		174,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.1%
American Express Credit Corp.:
1.125% 6/5/17	$ 14,114	$ 14,059
2.8% 9/19/16	3,808	3,864
American Honda Finance Corp. 1.5% 9/11/17 (c)	3,585	3,585
Discover Financial Services 6.45% 6/12/17	16,591	17,665
Ford Motor Credit Co. LLC:
1.461% 3/27/17	5,562	5,516
1.684% 9/8/17	10,582	10,487
2.145% 1/9/18	6,953	6,929
2.24% 6/15/18	5,996	5,962
3% 6/12/17	19,307	19,541
Hyundai Capital America:
1.45% 2/6/17 (c)	7,209	7,178
2% 3/19/18 (c)	6,953	6,889
2.125% 10/2/17 (c)	7,941	7,925
John Deere Capital Corp. 1.6% 7/13/18	1,859	1,859
Synchrony Financial 1.875% 8/15/17	1,289	1,286
		112,745
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (c)	6,953	6,965
Berkshire Hathaway Finance Corp.:
0.6206% 1/12/18 (e)	6,953	6,944
1.6% 5/15/17	6,953	7,009
Berkshire Hathaway, Inc. 1.55% 2/9/18	6,071	6,088
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,342
2.75% 12/1/20	1,853	1,859
McGraw Hill Financial, Inc. 2.5% 8/15/18 (c)	3,262	3,284
		36,491
Insurance - 2.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	3,571	3,548
AFLAC, Inc. 2.4% 3/16/20	12,291	12,357
American International Group, Inc.:
2.3% 7/16/19	12,995	12,998
5.85% 1/16/18	6,539	7,090
Aon Corp. 5% 9/30/20	4,968	5,462
Assurant, Inc. 2.5% 3/15/18	6,953	7,001
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	6,393	6,478
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (e)	$ 2,606	$ 2,617
1.903% 12/15/17 (e)	1,118	1,125
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	10,429	10,449
1.5% 1/10/18 (c)	13,857	13,823
New York Life Global Funding 1.55% 11/2/18 (c)	10,650	10,589
Pricoa Global Funding I:
1.15% 11/25/16 (c)	4,193	4,197
1.9% 9/21/18 (c)	5,000	5,007
Principal Life Global Funding II 2.25% 10/15/18 (c)	10,070	10,155
Prudential Financial, Inc. 2.3% 8/15/18	5,774	5,824
Symetra Financial Corp. 6.125% 4/1/16 (c)	2,979	3,020
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	1,504	1,516
		123,256
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc. 3.7% 11/15/18	8,825	9,173
DDR Corp. 9.625% 3/15/16	1,821	1,863
Equity One, Inc. 6.25% 1/15/17	250	261
ERP Operating LP 2.375% 7/1/19	6,575	6,599
HCP, Inc. 3.75% 2/1/16	3,372	3,388
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,588
Health Care REIT, Inc.:
2.25% 3/15/18	2,467	2,466
4.7% 9/15/17	5,857	6,138
Select Income REIT 2.85% 2/1/18	2,492	2,494
		40,970
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 6% 4/1/16	10,114	10,260
Essex Portfolio LP 5.5% 3/15/17	5,190	5,427
Mack-Cali Realty LP:
2.5% 12/15/17	4,214	4,182
5.8% 1/15/16	879	883
Ventas Realty LP:
1.25% 4/17/17	2,663	2,647
1.55% 9/26/16	2,618	2,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 3,769	$ 3,765
Washington Prime Group LP 3.85% 4/1/20	8,149	8,252
		38,042
TOTAL FINANCIALS		1,270,383
HEALTH CARE - 3.3%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	10,200	10,236
1.8% 5/14/18	13,720	13,704
2.5% 5/14/20	8,000	7,950
Amgen, Inc.:
1.25% 5/22/17	10,916	10,887
2.2% 5/22/19	8,204	8,200
Celgene Corp. 2.125% 8/15/18	4,784	4,802
		55,779
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	7,045	7,061
Medtronic, Inc. 1.5% 3/15/18	8,483	8,511
Zimmer Biomet Holdings, Inc. 2% 4/1/18	10,317	10,292
		25,864
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	1,536	1,538
Express Scripts Holding Co. 1.25% 6/2/17	13,725	13,649
UnitedHealth Group, Inc. 1.9% 7/16/18	9,338	9,414
WellPoint, Inc. 1.875% 1/15/18	3,160	3,168
		27,769
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,639	1,636
2.15% 12/14/18	2,650	2,650
		4,286
Pharmaceuticals - 1.2%
Actavis Funding SCS:
1.416% 3/12/18 (e)	13,905	13,948
2.35% 3/12/18	13,905	14,031
3% 3/12/20	4,517	4,574
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (c)	$ 11,490	$ 11,504
2.375% 10/8/19 (c)	6,535	6,576
Mylan, Inc. 1.35% 11/29/16	1,940	1,928
Perrigo Co. PLC 1.3% 11/8/16	1,638	1,627
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,045
Zoetis, Inc.:
1.15% 2/1/16	5,270	5,272
1.875% 2/1/18	940	932
3.45% 11/13/20	1,485	1,497
		63,934
TOTAL HEALTH CARE		177,632
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	5,013	4,920
Lockheed Martin Corp. 1.85% 11/23/18	10,380	10,394
		15,314
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	25	25
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	12,080	12,100
Roper Industries, Inc. 2.05% 10/1/18	5,000	4,970
		17,070
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	2,733	2,693
2.625% 9/4/18	5,039	4,997
		7,690
TOTAL INDUSTRIALS		40,099
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.1% 3/3/17	$ 8,114	$ 8,138
1.65% 6/15/18	10,400	10,468
		18,606
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	9,409	9,384
Tyco Electronics Group SA:
2.375% 12/17/18	1,203	1,209
6.55% 10/1/17	22,961	24,967
		35,560
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	8,554	8,688
3.65% 8/22/18	3,229	3,324
		12,012
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (c)	14,730	14,780
TOTAL INFORMATION TECHNOLOGY		80,958
MATERIALS - 1.0%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (c)	15,080	14,955
Ecolab, Inc.:
1.45% 12/8/17	3,216	3,197
1.55% 1/12/18	10,492	10,400
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,939
		34,491
Metals & Mining - 0.4%
Anglo American Capital PLC 1.2705% 4/15/16 (c)(e)	6,350	6,324
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,449	3,113
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC:
1.1743% 6/17/16 (e)	$ 4,867	$ 4,870
1.625% 8/21/17	6,049	6,007
		20,314
TOTAL MATERIALS		54,805
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	5,980	5,971
2.45% 6/30/20	5,486	5,396
2.95% 5/15/16	11,521	11,629
BellSouth Corp. 4.821% 4/26/16 (c)(e)	8,500	8,624
British Telecommunications PLC:
1.25% 2/14/17	12,690	12,659
1.625% 6/28/16	9,608	9,639
2.35% 2/14/19	5,701	5,723
CenturyLink, Inc. 5.15% 6/15/17	7,745	7,977
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	6,007	6,052
Verizon Communications, Inc.:
2% 11/1/16	12,568	12,673
2.5% 9/15/16	19,918	20,145
		106,488
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.336% 9/12/16 (e)	7,161	7,161
2.375% 9/8/16	8,389	8,456
Vodafone Group PLC 1.5% 2/19/18	5,562	5,541
		21,158
TOTAL TELECOMMUNICATION SERVICES		127,646
UTILITIES - 3.6%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	8,606	8,543
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,743
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.:
0.704% 4/3/17 (e)	$ 9,375	$ 9,354
1.625% 8/15/17	3,436	3,442
2.1% 6/15/18	10,853	10,942
Eversource Energy 1.45% 5/1/18	1,658	1,633
Exelon Corp.:
1.55% 6/9/17	1,035	1,032
2.85% 6/15/20	1,524	1,528
FirstEnergy Corp. 2.75% 3/15/18	18,853	18,932
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	10,054	10,030
Pacific Gas & Electric Co. 5.625% 11/30/17	9,614	10,325
TECO Finance, Inc.:
0.9196% 4/10/18 (e)	10,800	10,729
4% 3/15/16	2,677	2,697
Xcel Energy, Inc. 0.75% 5/9/16	13,905	13,902
		105,832
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	7,838	7,694
1.85% 12/1/17	2,118	2,120
		9,814
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	19,433	19,299
Dominion Resources, Inc.:
1.4% 9/15/17	3,761	3,730
1.9% 6/15/18	8,442	8,408
1.95% 8/15/16	4,155	4,177
2.5% 12/1/19	9,562	9,560
2.6266% 9/30/66 (e)	5,292	4,127
Sempra Energy 2.3% 4/1/17	17,962	18,101
Wisconsin Energy Corp. 1.65% 6/15/18	10,003	9,972
		77,374
TOTAL UTILITIES		193,020
TOTAL NONCONVERTIBLE BONDS (Cost $2,454,245)		2,449,200
U.S. Treasury Obligations - 19.9%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes:
0.5% 7/31/17 (d)	$ 227,479	$ 226,128
0.875% 10/15/17	130,811	130,719
1% 5/15/18	163,484	163,082
1.25% 11/15/18	517,654	518,062
1.375% 2/28/19	22,189	22,228
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,060,386)		1,060,219
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 1.5%
2.234% 1/1/40 (e)	1,300	1,378
2.274% 11/1/34 (e)	566	595
2.298% 3/1/40 (e)	858	911
2.301% 2/1/40 (e)	2,223	2,357
2.31% 12/1/39 (e)	336	358
2.311% 1/1/40 (e)	2,138	2,273
2.321% 2/1/35 (e)	976	1,028
2.342% 10/1/35 (e)	3,760	3,961
2.403% 11/1/36 (e)	1,274	1,349
2.424% 5/1/35 (e)	967	1,025
2.431% 12/1/34 (e)	505	537
2.435% 2/1/40 (e)	615	654
2.458% 3/1/40 (e)	954	1,015
2.476% 12/1/33 (e)	461	489
2.478% 7/1/35 (e)	870	924
2.516% 4/1/35 (e)	1,485	1,573
2.543% 10/1/41 (e)	1,952	2,076
2.557% 6/1/42 (e)	731	752
2.56% 11/1/34 (e)	4,018	4,273
2.673% 9/1/41 (e)	2,891	3,074
2.686% 2/1/42 (e)	3,961	4,107
2.756% 1/1/42 (e)	3,496	3,629
2.951% 11/1/40 (e)	431	449
2.98% 9/1/41 (e)	481	502
2.991% 10/1/41 (e)	209	218
3.022% 8/1/41 (e)	565	592
3.243% 7/1/41 (e)	778	820
3.3% 10/1/41 (e)	386	403
3.5% 1/1/26 to 9/1/29	23,246	24,534
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.553% 7/1/41 (e)	$ 898	$ 946
5.5% 10/1/17 to 11/1/34	13,435	15,007
6.5% 1/1/16 to 8/1/17	52	54
7% 12/1/15 to 11/1/18	20	21
7.5% 11/1/31	2	2
TOTAL FANNIE MAE		81,886
Freddie Mac - 0.8%
2.255% 11/1/35 (e)	649	684
2.361% 10/1/42 (e)	3,967	4,196
2.41% 4/1/40 (e)	733	777
2.519% 8/1/36 (e)	431	456
2.527% 2/1/40 (e)	1,131	1,204
2.53% 4/1/40 (e)	721	768
2.979% 8/1/41 (e)	1,530	1,627
3% 8/1/21	3,963	4,115
3.141% 9/1/41 (e)	933	974
3.211% 9/1/41 (e)	504	527
3.226% 4/1/41 (e)	537	562
3.293% 6/1/41 (e)	569	600
3.451% 5/1/41 (e)	463	482
3.5% 8/1/26	12,940	13,615
3.617% 6/1/41 (e)	802	849
3.706% 5/1/41 (e)	705	747
4% 9/1/25 to 4/1/26	4,622	4,944
4.5% 8/1/18 to 11/1/18	2,988	3,099
5% 4/1/20	1,335	1,391
8.5% 5/1/27 to 7/1/28	116	139
TOTAL FREDDIE MAC		41,756
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	775	904
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $122,786)		124,546
Asset-Backed Securities - 15.6%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 813	$ 787
Series 2005-1 Class M1, 0.926% 4/25/35 (e)	311	281
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.847% 3/25/34 (e)	46	44
Series 2006-OP1 Class M1, 0.477% 4/25/36 (e)	5,562	1,866
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	6,831	6,828
Series 2015-1 Class A3, 1.39% 9/16/19	7,378	7,344
Series 2015-SN1 Class A3, 1.21% 12/20/17	3,583	3,578
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	3,525	3,538
Series 2012-5 Class A, 1.54% 9/15/19	16,078	16,052
Series 2014-1 Class A2, 1.29% 1/15/19	5,000	4,996
Series 2014-3 Class A, 1.33% 3/15/19	25,279	25,246
Series 2014-4 Class A2, 1.43% 6/17/19	10,394	10,370
Series 2014-5 Class A2, 1.6% 10/15/19	20,858	20,871
Series 2015-3 Class A, 1.63% 5/15/20	10,590	10,528
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	10,945	10,957
Series 2014-3 Class A, 1.49% 4/15/20	13,905	13,951
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	36	36
Series 2013-5 Class A3, 0.9% 9/10/18	6,029	6,024
Series 2014-1 Class A3, 0.9% 2/8/19	4,811	4,804
Series 2014-2 Class A3, 0.94% 2/8/19	10,902	10,869
Series 2014-4 Class A3, 1.27% 7/8/19	2,597	2,591
Series 2015-2 Class A3, 1.27% 1/8/20	8,000	7,936
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.022% 4/25/34 (e)	42	32
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (e)	263	241
Series 2004-W7 Class M1, 1.022% 5/25/34 (e)	158	148
Series 2006-W4 Class A2C, 0.357% 5/25/36 (e)	540	191
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.591% 3/25/36 (e)	5	0
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	10,711	10,683
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	5,780	5,778
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2014-3 Class A2, 1.18% 12/20/17	$ 8,109	$ 8,106
Series 2015-1 Class A2, 1.42% 6/20/18	6,953	6,947
Series 2015-2 Class A2, 1.39% 9/20/18	5,488	5,474
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	9,123	9,120
Series 2014-A5 Class A, 1.48% 7/15/20	13,314	13,344
Series 2015-A1 Class A, 1.39% 1/15/21	15,180	15,132
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,223
Series 2015-3 Class A3, 1.63% 5/15/20	5,000	4,991
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (e)	844	566
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (c)	262	262
Series 2014-1A Class A, 1.46% 12/17/18 (c)	1,760	1,759
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	6,953	6,957
Series 2014-A7 Class A, 1.38% 11/15/19	13,063	13,062
Series 2015-A2, Class A, 1.59% 2/18/20	6,953	6,973
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,485
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (c)	14,350	14,301
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	7,512	7,518
Series 2014-VT1 Class A3, 1.5% 10/21/19 (c)	7,766	7,736
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	14,370	14,414
Series 2014-A2 Class A2, 1.02% 2/22/19	11,159	11,158
Series 2014-A4 Class A4, 1.23% 4/24/19	10,881	10,891
Series 2014-A8 Class A8, 1.73% 4/9/20	13,905	13,969
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.721% 7/25/34 (e)	210	182
Series 2004-3 Class M4, 1.676% 4/25/34 (e)	31	28
Series 2004-4 Class M2, 0.992% 6/25/34 (e)	47	43
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (c)	5,910	5,908
Series 2015-1 Class A3, 1.3% 3/23/20 (c)	5,000	4,971
Series 2015-2 Class A2A, 1.42% 12/22/17 (c)	5,500	5,490
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	12,156	12,167
Series 2014-A3 Class A3, 1.22% 10/15/19	10,881	10,890
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust: - continued
Series 2014-A5 Class A, 1.39% 4/15/20	$ 10,429	$ 10,439
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (c)	4,965	4,950
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	13,853	13,789
Series 2015-1 Class A2, 1.3% 9/20/20 (c)	10,429	10,408
Fannie Mae Series 2004-T5:
Class AB1, 0.7227% 5/28/35 (e)	441	412
Class AB3, 1.0288% 5/28/35 (e)	190	176
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (e)	196	185
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	8,000	7,978
Ford Credit Auto Owner Trust Series 2015-C Class A3, 1.41% 2/15/20	7,723	7,710
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,342
Series 2012-5 Class A, 1.49% 9/15/19	34,154	34,040
Series 2014-1 Class A1, 1.2% 2/15/19	14,283	14,256
Series 2014-4 Class A1, 1.4% 8/15/19	26,845	26,777
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,655
Series 2015-4 Class A1, 1.77% 8/15/20	8,300	8,328
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.622% 11/25/34 (e)	285	30
Class M5, 1.697% 11/25/34 (e)	92	2
Series 2005-A:
Class M3, 0.932% 1/25/35 (e)	444	388
Class M4, 1.217% 1/25/35 (e)	163	89
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (c)(e)	510	459
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (c)(e)	95	90
Class B, 0.477% 11/15/34 (c)(e)	34	32
Class C, 0.577% 11/15/34 (c)(e)	57	51
Class D, 0.947% 11/15/34 (c)(e)	22	18
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (c)	2,670	2,670
GE Equipment Transportation LLC:
Series 2012-2 Class A4, 0.92% 9/25/17	4,180	4,179
Series 2014-1 Class A3, 0.97% 4/23/18	8,168	8,156
Series 2015-1 Class A3, 1.28% 2/25/19	6,605	6,615
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (c)	$ 8,860	$ 8,856
Series 2014-2A Class A3, 1.22% 1/22/18 (c)	10,790	10,786
Series 2015-1 Class A3, 1.53% 9/20/18	9,034	9,019
Series 2015-2 Class A3, 1.68% 12/20/18	7,804	7,778
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (c)	9,353	9,285
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (e)	45	42
Series 2003-3 Class M1, 1.511% 8/25/33 (e)	210	200
Series 2003-5 Class A2, 0.921% 12/25/33 (e)	142	133
Series 2004-1 Class M2, 1.921% 6/25/34 (e)	172	155
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (e)	627	403
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (c)	13,502	13,486
Series 2015-A Class A3, 1.42% 9/17/18 (c)	9,338	9,348
Series 2015-B Class A3, 1.4% 11/15/18 (c)	9,891	9,858
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	7,601	7,597
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.547% 5/15/18 (c)(e)	11,309	11,294
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (e)	42	19
Series 2007-CH1 Class AV4, 0.327% 11/25/36 (e)	93	93
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (e)	51	51
Series 2006-A Class 2C, 1.4764% 3/27/42 (e)	359	181
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.347% 7/25/36 (e)	5,494	2,590
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (e)	219	3
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	5,500	5,487
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	12,088	12,089
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (e)	19	16
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (e)	42	39
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (e)	101	100
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (e)	501	484
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (e)	$ 255	$ 236
Series 2005-NC1 Class M1, 0.857% 1/25/35 (e)	125	117
Series 2005-NC2 Class B1, 1.952% 3/25/35 (e)	91	1
Series 2006-NC4 Class A2D, 0.461% 6/25/36 (e)	4,961	3,261
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	5,997	5,994
Nissan Auto Receivables Owner Trust Series 2015-C Class A3, 1.37% 5/15/20	7,593	7,567
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	10,429	10,383
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (e)	1,227	1,192
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (e)	2,300	2,155
Class M4, 2.372% 9/25/34 (e)	320	206
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (e)	691	616
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (e)	2	2
Santander Drive Auto Receivables Trust:
Series 2014-3 Class A3, 0.81% 7/16/18	9,039	9,033
Series 2014-4 Class B, 1.82% 5/15/19	5,080	5,091
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (e)	357	331
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.9172% 6/15/33 (e)	674	638
Class C, 1.2872% 6/15/33 (e)	1,987	1,931
Series 2004-B:
Class A2, 0.5372% 6/15/21 (e)	1,279	1,271
Class C, 1.2072% 9/15/33 (e)	2,169	2,082
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (e)	28	24
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	10,500	10,466
Series 2015-3 class A, 1.74% 9/15/21	10,000	9,991
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (e)	268	235
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (c)(e)	272	139
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	7,961	7,949
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Volkswagen Auto Lease Trust: - continued
Series 2015-A Class A3, 1.25% 12/20/17	$ 4,315	$ 4,282
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	7,187	7,138
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (c)	6,774	6,695
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (c)	8,516	8,528
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (c)(e)	3,884	3,881
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	7,910	7,879
TOTAL ASSET-BACKED SECURITIES (Cost $839,654)		831,567
Collateralized Mortgage Obligations - 2.0%

Private Sponsor - 1.4%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4592% 4/26/36 (c)(e)	1,894	1,850
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (c)(e)	479	481
Series 2012-2R Class 1A1, 2.7363% 5/27/35 (c)(e)	3,132	3,223
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3068% 12/20/54 (e)	49	49
Series 2006-1A:
Class A5, 0.3468% 12/20/54 (c)(e)	6,546	6,541
Class C2, 1.4068% 12/20/54 (c)(e)	2,900	2,896
Series 2006-2:
Class A4, 0.2868% 12/20/54 (e)	933	933
Class C1, 1.1468% 12/20/54 (e)	10,492	10,478
Class M2, 0.6668% 12/20/54 (e)	2,086	2,084
Series 2006-3 Class C2, 1.2068% 12/20/54 (e)	4,597	4,591
Series 2006-4:
Class A4, 0.3068% 12/20/54 (e)	1,697	1,696
Class B1, 0.3868% 12/20/54 (e)	9,293	9,284
Class C1, 0.9668% 12/20/54 (e)	5,682	5,675
Class M1, 0.5468% 12/20/54 (e)	2,448	2,446
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (e)	932	931
Class 1M1, 0.5068% 12/20/54 (e)	613	612
Class 2C1, 1.0668% 12/20/54 (e)	425	424
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2M1, 0.7068% 12/20/54 (e)	$ 788	$ 787
Class 3A1, 0.4068% 12/20/54 (e)	1,731	1,730
Series 2007-2:
Class 2C1, 1.0573% 12/17/54 (e)	1,091	1,090
Class 3A1, 0.3773% 12/17/54 (e)	361	361
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (e)	1,026	1,025
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.7172% 1/20/44 (e)	230	230
Class 1C, 2.7672% 1/20/44 (e)	1,838	1,835
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (e)	4,547	4,544
Series 2004-3 Class 2A1, 0.6251% 9/20/44 (e)	1,141	1,140
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (e)	242	223
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (e)	315	282
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (c)	5,381	5,381
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (c)(e)	114	104
Class B6, 3.0469% 6/10/35 (c)(e)	19	18
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (e)	11	10
TOTAL PRIVATE SPONSOR		72,954
U.S. Government Agency - 0.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,697	3,899
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,931	1,979
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	429	483
Series 2009-31 Class A, 4% 2/25/24	399	409
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	79	81
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3820 Class DA, 4% 11/15/35	$ 2,941	$ 3,082
Series 3949 Class MK, 4.5% 10/15/34	2,256	2,428
Series 4221-CLS Class GA, 1.4% 7/15/23	10,576	10,470
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	9,702	9,862
TOTAL U.S. GOVERNMENT AGENCY		32,693
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,728)		105,647
Commercial Mortgage Securities - 9.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (e)(f)	797	8
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	5,364	5,421
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	9,837	9,950
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3458% 5/15/32 (c)(e)	6,872	6,810
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (c)(e)	22	19
Series 2005-4A:
Class A2, 0.611% 1/25/36 (c)(e)	1,451	1,284
Class B1, 1.621% 1/25/36 (c)(e)	56	35
Class M1, 0.671% 1/25/36 (c)(e)	463	376
Class M2, 0.691% 1/25/36 (c)(e)	151	119
Class M3, 0.721% 1/25/36 (c)(e)	200	151
Class M4, 0.831% 1/25/36 (c)(e)	111	82
Class M5, 0.871% 1/25/36 (c)(e)	111	82
Class M6, 0.921% 1/25/36 (c)(e)	113	75
Series 2006-3A Class M4, 0.651% 10/25/36 (c)(e)	21	2
Series 2007-1 Class A2, 0.491% 3/25/37 (c)(e)	879	736
Series 2007-2A:
Class A1, 0.491% 7/25/37 (c)(e)	171	147
Class A2, 0.541% 7/25/37 (c)(e)	160	128
Class M1, 0.591% 7/25/37 (c)(e)	82	63
Class M2, 0.631% 7/25/37 (c)(e)	46	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.711% 7/25/37 (c)(e)	$ 35	$ 22
Series 2007-3:
Class A2, 0.511% 7/25/37 (c)(e)	218	176
Class M1, 0.531% 7/25/37 (c)(e)	164	124
Class M2, 0.561% 7/25/37 (c)(e)	176	127
Class M3, 0.591% 7/25/37 (c)(e)	285	141
Class M4, 0.721% 7/25/37 (c)(e)	448	147
Class M5, 0.821% 7/25/37 (c)(e)	210	33
Series 2007-4A:
Class A2, 0.747% 9/25/37 (c)(e)	2,267	1,604
Class M1, 1.147% 9/25/37 (c)(e)	295	62
Series 2006-2A Class IO, 0% 7/25/36 (c)(e)(f)	14,864	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	8,609	8,766
Series 2006-PW14 Class A1A, 5.189% 12/11/38	3,426	3,521
Series 2006-T22 Class A1A, 5.6179% 4/12/38 (e)	6,102	6,134
Series 2006-PW12 Class A1A, 5.7074% 9/11/38 (e)	7,307	7,352
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.23% 5/15/29 (c)(e)	6,870	6,810
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (c)(e)	941	904
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,739	6,070
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (c)(e)	12,338	12,280
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,361	3,428
Series 2006-C4 Class A1A, 5.7922% 3/15/49 (e)	4,138	4,166
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,374	2,358
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.3358% 1/15/46 (e)	129	129
Series 2006-CD2 Class A1B, 5.3368% 1/15/46 (e)	5,666	5,656
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.096% 6/11/27 (c)(e)	15,295	15,215
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (c)(e)	59	59
sequential payer:
Series 2006-C7 Class A1A, 5.7532% 6/10/46 (e)	9,872	9,981
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer:
Series 2006-C8:
Class A1A, 5.292% 12/10/46	$ 7,692	$ 7,897
Class A4, 5.306% 12/10/46	11,654	11,896
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	364	364
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (c)(e)	1,412	1,403
Class C, 2.4458% 3/15/17 (c)(e)	1,376	1,366
Class D, 3.397% 3/15/17 (c)(e)	2,081	2,061
CSMC Trust floater Series 2014-ICE:
Class A, 0.9958% 4/15/27 (c)(e)	12,691	12,638
Class B, 1.3958% 4/15/27 (c)(e)	6,601	6,580
Del Coronado Trust floater Series 2013-HDC Class A, 0.9958% 3/15/26 (c)(e)	3,477	3,466
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,760	1,768
Series K707 Class A1, 1.615% 9/25/18	5,120	5,151
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (c)(e)	17,602	17,568
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2841% 3/10/44 (e)	152	152
Series 2006-C1 Class A1A, 5.2841% 3/10/44 (e)	4,344	4,353
Series 2007-C1 Class A1A, 5.483% 12/10/49 (e)	15,499	16,124
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8193% 7/10/38 (e)	6,406	6,449
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (c)	1,620	1,632
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (c)(e)	2,975	2,968
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	5,200	5,310
Class A4, 5.56% 11/10/39	11,129	11,170
Series 2012-GC6 Class A1, 1.282% 1/10/45	86	86
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	2,550	2,531
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1922% 11/5/30 (c)(e)	5,724	5,710
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	1,502	1,502
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (c)(e)	$ 4,653	$ 4,653
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (c)(e)	62	61
Class F, 0.527% 11/15/18 (c)(e)	127	122
Class G, 0.557% 11/15/18 (c)(e)	110	105
Class H, 0.697% 11/15/18 (c)(e)	121	116
Series 2014-BXH Class A, 1.097% 4/15/27 (c)(e)	9,734	9,722
Series 2014-FL5 Class A, 1.1758% 7/15/31 (c)(e)	7,092	7,045
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	9,948	10,099
Series 2006-LDP8 Class A4, 5.399% 5/15/45	9,300	9,373
Series 2007-CB18 Class A4, 5.44% 6/12/47	6,912	7,113
Series 2011-C3 Class A3, 4.3877% 2/15/46 (c)	5,252	5,516
Series 2013-C10, Class A1, 0.7302% 12/15/47	1,559	1,550
Series 13-LC11 Class A1, 0.7664% 4/15/46	4,940	4,906
Series 2006-LDP7 Class A1A, 5.9107% 4/15/45 (e)	11,224	11,377
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	883	883
Series 2006-C6 Class A4, 5.372% 9/15/39	2,315	2,356
Series 2007-C1 Class A4, 5.424% 2/15/40	11,424	11,729
Series 2007-C7 Class A3, 5.866% 9/15/45	4,405	4,676
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2% 9/15/28 (b)(c)	7,200	7,201
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	8,329	8,465
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	11,764	12,082
Series 2006-1 Class AM, 5.5135% 2/12/39 (e)	1,574	1,582
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,361	1,360
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (c)(e)	241	241
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (c)(e)	548	548
Class E, 0.4458% 10/15/20 (c)(e)	391	390
Class F, 0.4958% 10/15/20 (c)(e)	234	234
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.5358% 10/15/20 (c)(e)	$ 290	$ 289
Class H, 0.6258% 10/15/20 (c)(e)	262	260
Class J, 0.7758% 10/15/20 (c)(e)	152	148
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	3,100	3,206
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,254	1,254
Series 2012-C4 Class A1, 1.085% 3/15/45	1,156	1,155
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	5,260	5,306
Series 2006-IQ11 Class A1A, 5.7465% 10/15/42 (e)	8,036	8,089
Series 2007-T27 Class A1A, 5.6454% 6/11/42 (e)	8,602	9,035
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (c)(e)	6,227	6,201
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	2,158	2,143
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (c)(e)	198	188
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	13,184	13,570
Class A4, 5.308% 11/15/48	2,349	2,388
Series 2007-C30 Class A5, 5.342% 12/15/43	2,040	2,102
Series 2006-C23 Class A1A, 5.422% 1/15/45	5,394	5,391
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	6,041	6,073
Series 2006-C25 Class A1A, 5.715% 5/15/43 (e)	7,042	7,126
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	8,799	8,913
Series 2006-C27 Class A3, 5.765% 7/15/45 (e)	6,167	6,191
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	8,142	8,123
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	254	254
Series 2012-C8 Class A1, 0.864% 8/15/45	1,670	1,666
Series 2013-C13 Class A1, 0.778% 5/15/45	1,494	1,485
Series 2013-C14 Class A1, 0.836% 6/15/46	1,740	1,725
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3178% 11/15/29 (c)(e)	6,172	6,140
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $504,617)		482,856
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $9,841)	$ 9,135	$ 9,798
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $1,488)	1,490	1,480
Bank Notes - 2.6%

Bank of America NA:
1.25% 2/14/17	11,138	11,141
1.75% 6/5/18	10,000	9,988
5.3% 3/15/17	1,350	1,412
Barclays Bank PLC 2.5% 2/20/19	9,004	9,103
Branch Banking & Trust Co. 1.45% 10/3/16	13,905	13,955
Capital One Bank NA:
1.15% 11/21/16	4,148	4,145
1.2% 2/13/17	10,153	10,100
1.3% 6/5/17	9,732	9,654
Capital One NA:
1.5% 9/5/17	7,022	6,976
1.65% 2/5/18	10,429	10,344
Discover Bank 3.1% 6/4/20	5,008	5,061
KeyBank NA:
1.65% 2/1/18	4,023	4,013
2.5% 12/15/19	3,993	4,009
Manufacturers & Traders Trust Co. 1.4% 7/25/17	10,916	10,891
Marshall & Ilsley Bank 5% 1/17/17	477	493
PNC Bank NA 1.15% 11/1/16	6,928	6,936
Regions Bank 7.5% 5/15/18	744	831
Regions Financial Corp. 2.25% 9/14/18	10,000	10,021
Union Bank NA 3% 6/6/16	6,953	7,030
TOTAL BANK NOTES (Cost $136,133)		136,103
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.18% (a) (Cost $127,786)	127,786,176	$ 127,786
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,356,664)		5,329,202
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,031)
NET ASSETS - 100%		$ 5,326,171
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 76	$ (7)	$ -	$ (7)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Value shown as $0 may reflect amounts less than $500.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $811,734,000 or 15.2% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $99,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 42
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,449,200	$ -	$ 2,449,200	$ -
U.S. Government and Government Agency Obligations	1,060,219	-	1,060,219	-
U.S. Government Agency - Mortgage Securities	124,546	-	124,546	-
Asset-Backed Securities	831,567	-	831,377	190
Collateralized Mortgage Obligations	105,647	-	105,647	-
Commercial Mortgage Securities	482,856	-	482,854	2
Municipal Securities	9,798	-	9,798	-
Supranational Obligations	1,480	-	1,480	-
Bank Notes	136,103	-	136,103	-
Money Market Funds	127,786	127,786	-	-
Total Investments in Securities:	$ 5,329,202	$ 127,786	$ 5,201,224	$ 192
Derivative Instruments:
Liabilities
Swaps	$ (7)	$ -	$ (7)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $5,353,200,000. Net unrealized depreciation aggregated $23,998,000, of which $20,120,000 related to appreciated investment securities and $44,118,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

November 30, 2015

1.810715.111

UBI-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$ 6,550	$ 6,626
2.15% 3/13/20	8,550	8,509
2.25% 8/15/19	7,650	7,710
Ford Motor Co. 4.75% 1/15/43	7,650	7,339
General Motors Co. 5.2% 4/1/45	4,270	4,086
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,579
4% 1/15/25	6,170	5,957
4.3% 7/13/25	7,600	7,464
		54,270
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,884
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,649
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	4,928
Northwestern University 4.643% 12/1/44	3,350	3,798
President and Fellows of Harvard College 3.619% 10/1/37	1,000	978
Rice University 3.774% 5/15/55	1,900	1,771
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,260
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,090
University of Southern California 5.25% 10/1/2111	2,000	2,270
		21,628
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,497
6.3% 3/1/38	7,045	8,203
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,678
Starbucks Corp. 3.85% 10/1/23	1,875	2,005
		15,383
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25 (b)	7,000	7,033
5.4% 10/1/43	3,875	4,143
5.65% 8/15/20	1,000	1,129
6.15% 3/1/37	3,955	4,487
6.9% 3/1/19	2,110	2,410
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
6.9% 8/15/39	$ 2,000	$ 2,432
7.75% 12/1/45	3,160	4,263
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,093
CBS Corp. 4% 1/15/26	6,000	5,958
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (b)	7,980	8,104
6.484% 10/23/45 (b)	4,690	4,885
Comcast Corp.:
3.125% 7/15/22	3,000	3,083
3.375% 8/15/25	5,700	5,833
4.65% 7/15/42	4,000	4,175
4.75% 3/1/44	5,400	5,702
4.95% 6/15/16	1,862	1,905
5.7% 5/15/18	2,940	3,232
5.7% 7/1/19	8,500	9,612
6.4% 3/1/40	1,000	1,267
6.55% 7/1/39	3,000	3,867
6.95% 8/15/37	6,700	8,922
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	2,905	3,271
6.35% 3/15/40	1,000	1,091
6.375% 3/1/41	2,100	2,292
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,178
4.875% 4/1/43	4,900	4,161
5.05% 6/1/20	3,200	3,432
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,782
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,339
1.65% 9/29/17	8,000	7,985
4.7% 10/15/19	4,000	4,314
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,957
5.85% 5/1/17	5,801	6,083
6.75% 7/1/18	1,162	1,281
7.3% 7/1/38	4,000	4,334
8.75% 2/14/19	2,368	2,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
2.1% 6/1/19	$ 3,000	$ 2,987
3.55% 6/1/24	3,000	2,979
3.6% 7/15/25	6,340	6,276
4% 1/15/22	1,000	1,046
4.65% 6/1/44	3,000	2,843
4.85% 7/15/45	3,000	2,927
6.5% 11/15/36	5,724	6,609
Viacom, Inc.:
4.25% 9/1/23	7,775	7,708
4.375% 3/15/43	2,635	1,946
5.625% 9/15/19	1,000	1,098
6.125% 10/5/17	5,420	5,801
Walt Disney Co.:
1.125% 2/15/17	2,760	2,769
1.85% 5/30/19	1,500	1,508
2.55% 2/15/22	2,810	2,843
3.15% 9/17/25	9,470	9,653
4.125% 6/1/44	2,000	2,046
5.5% 3/15/19	2,000	2,241
		218,082
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,036
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,385
4.3% 2/15/43	4,750	3,870
Target Corp.:
3.875% 7/15/20	3,000	3,246
4% 7/1/42	7,000	6,832
5.875% 7/15/16	2,100	2,169
7% 1/15/38	1,038	1,423
		29,961
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,856
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,771
3.25% 4/15/25	4,000	3,896
3.7% 4/15/22	5,500	5,649
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.:
2.25% 9/10/18	$ 5,000	$ 5,132
3.75% 2/15/24	6,725	7,156
4.2% 4/1/43	1,575	1,589
4.875% 2/15/44	2,875	3,191
5.4% 3/1/16	6,400	6,476
5.875% 12/16/36	4,700	5,793
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,385
4.625% 4/15/20	2,000	2,188
4.65% 4/15/42	6,500	6,831
5.8% 4/15/40	2,000	2,395
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,865
		71,173
TOTAL CONSUMER DISCRETIONARY		410,497
CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	4,863
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,673
2.625% 1/17/23	2,825	2,733
4.625% 2/1/44	5,750	5,824
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,665
8.2% 1/15/39	2,800	4,024
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,701
5.75% 10/23/17	5,185	5,601
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,778
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,990
3.6% 8/13/42	3,000	2,740
4.25% 10/22/44	6,000	6,011
4.45% 4/14/46	800	825
4.875% 11/1/40	2,300	2,495
7.9% 11/1/18	6,000	7,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.:
2.875% 10/27/25	$ 9,580	$ 9,444
3.15% 11/15/20	3,700	3,895
		78,310
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,769
2.8% 7/20/20	8,400	8,529
3.875% 7/20/25	4,660	4,780
5.125% 7/20/45	2,810	2,999
5.3% 12/5/43	4,391	4,790
5.75% 5/15/41	6,000	6,842
Kroger Co. 5.15% 8/1/43	2,725	2,882
Sysco Corp. 3.75% 10/1/25	5,700	5,796
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,887
2.8% 4/15/16	6,700	6,757
3.3% 4/22/24	19,000	19,625
5.625% 4/1/40	2,000	2,394
5.625% 4/15/41	4,600	5,535
6.5% 8/15/37	8,275	10,788
Walgreen Co. 3.1% 9/15/22	2,850	2,769
		96,142
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,539
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,648
3.2% 1/25/23	11,249	10,757
General Mills, Inc.:
2.2% 10/21/19	7,000	7,020
5.65% 2/15/19	13,501	14,964
H.J. Heinz Co. 5% 7/15/35 (b)	3,500	3,619
Kellogg Co.:
3.125% 5/17/22	1,875	1,863
3.25% 5/21/18	2,800	2,891
4.45% 5/30/16	2,000	2,034
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.: - continued
5% 6/4/42	$ 2,825	$ 2,879
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,690
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,759
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,584
3.1% 7/30/25	2,900	2,933
		92,020
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,323
2.4% 3/1/22	5,200	5,175
2.4% 6/1/23	8,000	7,810
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,027
2.3% 2/6/22	4,700	4,690
3.1% 8/15/23	10,000	10,426
		40,451
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,332
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,876
4.25% 8/9/42	9,780	8,973
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,449
4.5% 3/26/20	2,000	2,188
4.875% 11/15/43	6,000	6,424
5.65% 5/16/18	6,789	7,461
6.375% 5/16/38	1,450	1,834
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,317
4.45% 6/12/25	7,060	7,417
4.85% 9/15/23	1,800	1,939
5.85% 8/15/45	4,240	4,749
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 2,899	$ 3,113
7.25% 6/15/37	7,220	8,848
		65,588
TOTAL CONSUMER STAPLES		382,843
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,041
Cameron International Corp. 3.7% 6/15/24	7,575	7,626
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,607
Halliburton Co.:
2.7% 11/15/20	7,540	7,560
3.8% 11/15/25	10,380	10,455
5% 11/15/45	7,540	7,675
6.15% 9/15/19	2,000	2,269
7.45% 9/15/39	1,500	1,975
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,458
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,414
3.05% 3/1/16	1,020	1,024
4.625% 3/1/21	1,340	1,110
5.25% 3/15/42	3,100	1,966
Weatherford International Ltd. 7% 3/15/38	5,580	3,822
		62,002
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,851
6.2% 3/15/40	2,000	2,112
6.45% 9/15/36	2,675	2,938
Apache Corp. 5.1% 9/1/40	3,000	2,912
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,321
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,824
2.315% 2/13/20	1,800	1,801
2.5% 11/6/22	3,000	2,885
2.521% 1/15/20	6,000	6,056
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
3.062% 3/17/22	$ 3,750	$ 3,750
3.245% 5/6/22	7,750	7,838
4.5% 10/1/20	2,000	2,188
4.75% 3/10/19	1,000	1,084
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,769
5.7% 5/15/17	1,148	1,204
6.25% 3/15/38	6,850	7,119
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,570
3.8% 9/15/23	1,750	1,660
6.75% 11/15/39	2,000	2,089
Chevron Corp.:
1.104% 12/5/17	5,700	5,680
1.718% 6/24/18	7,525	7,559
1.961% 3/3/20	8,625	8,580
2.193% 11/15/19	11,400	11,493
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (b)	3,043	3,009
4.5% 6/1/25 (b)	3,325	3,185
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,801
3.35% 5/15/25	6,810	6,658
5.75% 2/1/19	2,902	3,227
6.5% 2/1/39	7,529	8,998
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,294
3.875% 3/15/23	3,775	3,097
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,715
3.25% 5/15/22	4,000	3,817
5.6% 7/15/41	2,875	2,663
Ecopetrol SA 5.375% 6/26/26	4,740	4,313
El Paso Natural Gas Co. 5.95% 4/15/17	926	958
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,522
5.875% 12/15/16	1,000	1,032
6.5% 4/15/18	1,000	1,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge, Inc. 3.5% 6/10/24	$ 2,825	$ 2,436
Encana Corp.:
3.9% 11/15/21	4,900	4,571
6.5% 2/1/38	5,000	4,478
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,446
4.15% 10/1/20	4,500	4,367
5.15% 3/15/45	2,000	1,512
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,658
4.05% 2/15/22	9,325	9,446
4.85% 8/15/42	2,500	2,209
4.85% 3/15/44	5,000	4,412
5.7% 2/15/42	2,000	1,969
6.65% 4/15/18	2,000	2,200
7.55% 4/15/38	2,000	2,324
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,110
Exxon Mobil Corp. 3.567% 3/6/45	6,650	6,332
Hess Corp.:
3.5% 7/15/24	3,800	3,536
5.6% 2/15/41	3,400	3,330
8.125% 2/15/19	6,000	6,917
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,156
3.5% 9/1/23	2,000	1,643
3.95% 9/1/22	7,000	6,138
5% 3/1/43	1,000	704
5.625% 9/1/41	1,000	761
6.55% 9/15/40	3,000	2,594
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	6,561
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,101
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,276
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,006
5.125% 3/1/21	1,000	1,083
6.5% 3/1/41	1,000	1,083
Nexen, Inc. 5.875% 3/10/35	3,710	4,113
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.: - continued
2.7% 2/15/23	$ 6,000	$ 5,843
3.125% 2/15/22	2,000	2,012
ONEOK Partners LP:
3.2% 9/15/18	3,000	2,963
3.375% 10/1/22	5,000	4,270
Petro-Canada:
6.05% 5/15/18	3,650	3,967
6.8% 5/15/38	8,445	10,393
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,311
7.25% 3/17/44	3,000	2,133
Petrobras International Finance Co. Ltd.:
6.75% 1/27/41	1,675	1,147
7.875% 3/15/19	6,000	5,571
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,409
3.5% 7/18/18	5,925	5,967
3.5% 7/23/20 (b)	11,525	11,365
3.5% 1/30/23	6,725	6,170
4.875% 1/24/22	18,010	18,064
5.5% 6/27/44	8,600	7,095
6.375% 1/23/45	3,000	2,783
Phillips 66 Co.:
4.875% 11/15/44	1,000	986
5.875% 5/1/42	9,500	10,337
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,254
4.9% 2/15/45	1,900	1,486
5.75% 1/15/20	1,000	1,045
6.125% 1/15/17	1,795	1,864
6.65% 1/15/37	2,795	2,721
Shell International Finance BV:
1.125% 8/21/17	1,375	1,374
2.125% 5/11/20	8,300	8,273
2.375% 8/21/22	3,000	2,918
3.25% 5/11/25	4,160	4,138
4.375% 5/11/45	7,120	7,080
6.375% 12/15/38	4,200	5,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. 4.05% 1/23/20	$ 5,000	$ 4,431
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,133
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,879
4.75% 3/15/24	4,825	4,921
Statoil ASA:
1.2% 1/17/18	5,575	5,537
1.95% 11/8/18	7,300	7,326
2.25% 11/8/19	8,000	8,054
3.7% 3/1/24	3,650	3,764
5.1% 8/17/40	2,000	2,226
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,270
6.85% 6/1/39	2,000	2,464
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,277
5.85% 2/1/37	2,000	1,711
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	4,657
5.75% 6/24/44	1,900	1,356
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,622
Total Capital International SA:
1.55% 6/28/17	5,000	5,022
2.1% 6/19/19	4,275	4,304
2.7% 1/25/23	1,900	1,866
2.75% 6/19/21	6,000	6,052
2.875% 2/17/22	4,175	4,197
3.75% 4/10/24	2,000	2,080
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,701
6.1% 6/1/40	6,700	7,401
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	5,500
Valero Energy Corp. 6.625% 6/15/37	5,420	5,874
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,295
4% 7/1/22	3,000	2,873
Williams Partners LP:
3.35% 8/15/22	2,800	2,386
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP: - continued
3.9% 1/15/25	$ 3,525	$ 2,893
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,209
		553,598
TOTAL ENERGY		615,600
FINANCIALS - 8.9%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,784
3.7% 11/16/25	6,640	6,770
Bank of America Corp.:
2% 1/11/18	3,550	3,564
2.6% 1/15/19	3,775	3,817
2.65% 4/1/19	17,925	18,129
4% 4/1/24	9,000	9,302
4% 1/22/25	6,000	5,956
4.1% 7/24/23	7,000	7,318
4.2% 8/26/24	8,500	8,584
4.25% 10/22/26	4,000	4,014
5% 5/13/21	4,000	4,402
5.7% 1/24/22	6,250	7,144
5.75% 12/1/17	5,855	6,301
5.875% 1/5/21	6,640	7,571
6.5% 8/1/16	15,000	15,530
Bank of Montreal:
1.4% 9/11/17	2,875	2,868
2.375% 1/25/19	3,700	3,750
Bank of Nova Scotia 4.375% 1/13/21	1,000	1,080
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,583
Barclays PLC:
2.75% 11/8/19	10,000	10,011
3.65% 3/16/25	8,525	8,265
5.25% 8/17/45	5,600	5,797
BB&T Corp.:
1.6% 8/15/17	5,700	5,718
2.05% 6/19/18	1,900	1,906
BNP Paribas 3.6% 2/23/16	10,380	10,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
BNP Paribas SA:
2.375% 5/21/20	$ 11,600	$ 11,530
2.7% 8/20/18	4,900	4,998
BPCE SA:
2.25% 1/27/20	4,000	3,983
2.5% 7/15/19	12,100	12,190
4% 4/15/24	2,000	2,076
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,069
Capital One Bank NA 3.375% 2/15/23	2,424	2,395
Capital One NA 2.4% 9/5/19	7,000	6,946
Citigroup, Inc.:
2.5% 9/26/18	750	761
2.5% 7/29/19	7,400	7,464
2.55% 4/8/19	3,700	3,744
3.375% 3/1/23	6,000	6,050
3.953% 6/15/16	1,450	1,472
4.4% 6/10/25	4,000	4,068
5.3% 5/6/44	2,000	2,105
5.5% 9/13/25	5,000	5,493
5.875% 1/30/42	1,675	1,960
6.125% 5/15/18	1,769	1,947
6.125% 8/25/36	3,650	4,195
8.125% 7/15/39	8,000	11,699
Comerica, Inc. 3.8% 7/22/26	3,650	3,623
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,793
2.3% 3/12/20	7,550	7,505
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,816
3.75% 1/15/16	5,425	5,442
4.375% 6/15/22	14,100	15,168
Credit Suisse AG 6% 2/15/18	15,651	16,909
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22 (b)	12,530	12,629
4.875% 5/15/45 (b)	5,000	5,019
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,009
3.625% 9/9/24	3,425	3,454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Discover Bank:
2% 2/21/18	$ 7,375	$ 7,339
4.2% 8/8/23	7,000	7,279
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,420
4% 1/11/17	11,380	11,664
5% 4/11/22	6,170	6,924
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,682
3.625% 1/25/16	2,000	2,008
4.5% 6/1/18	824	872
8.25% 3/1/38	2,079	3,003
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,640
4.875% 1/14/22	10,100	11,127
5.1% 4/5/21	2,800	3,135
6.5% 9/15/37	10,500	12,772
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,630
2.625% 9/24/18	7,500	7,646
3.5% 6/23/24	7,000	7,071
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,711
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,843
1.875% 6/16/20	5,270	5,303
International Bank for Reconstruction & Development 1% 10/5/18	9,630	9,536
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,034
2.125% 2/10/25	2,000	1,900
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,275
2% 8/15/17	7,000	7,048
2.25% 1/23/20	8,875	8,843
2.35% 1/28/19	23,000	23,252
3.15% 7/5/16	1,500	1,520
3.25% 9/23/22	4,000	4,047
3.375% 5/1/23	1,900	1,885
3.875% 9/10/24	7,725	7,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.125% 12/15/26	$ 5,875	$ 5,945
4.35% 8/15/21	2,000	2,154
4.5% 1/24/22	13,000	14,106
4.625% 5/10/21	1,500	1,638
4.95% 6/1/45	2,550	2,584
5.5% 10/15/40	5,700	6,595
5.6% 7/15/41	1,500	1,761
6.3% 4/23/19	10,000	11,338
KeyCorp. 2.9% 9/15/20	5,800	5,815
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,642
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,788
Nordic Investment Bank 0.5% 4/14/16	8,450	8,450
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,799
PNC Bank NA:
2.4% 10/18/19	4,750	4,783
2.6% 7/21/20	6,680	6,747
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,769
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,437
6.7% 6/10/19	2,500	2,882
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,355
4.5% 1/11/21	1,000	1,093
5.25% 5/24/41	3,000	3,438
Rabobank Nederland 4.375% 8/4/25	6,000	6,130
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,737
Regions Financial Corp. 2% 5/15/18	3,650	3,635
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,539
2.3% 7/20/16	5,500	5,554
Societe Generale SA 2.625% 10/1/18	3,750	3,806
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,704
2.45% 1/16/20	5,000	4,996
2.5% 7/19/18	4,351	4,403
3.4% 7/11/24	5,725	5,729
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.:
2.35% 11/1/18	$ 3,000	$ 3,020
2.5% 5/1/19	2,000	2,016
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,931
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,216
2.5% 7/14/16	1,200	1,213
U.S. Bancorp 4.125% 5/24/21	3,000	3,256
Wachovia Corp. 5.75% 6/15/17	2,905	3,096
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,758
2.6% 7/22/20	7,640	7,704
3.3% 9/9/24	4,625	4,611
3.45% 2/13/23	3,675	3,695
3.55% 9/29/25	4,240	4,291
3.9% 5/1/45	4,760	4,415
4.1% 6/3/26	3,225	3,279
4.48% 1/16/24	3,816	4,047
4.9% 11/17/45	2,770	2,821
5.375% 11/2/43	1,850	2,007
5.606% 1/15/44	11,380	12,728
5.625% 12/11/17	5,972	6,455
Westpac Banking Corp.:
2% 8/14/17	5,000	5,046
2.3% 5/26/20	3,000	2,995
4.875% 11/19/19	3,700	4,057
Zions Bancorp. 4.5% 6/13/23	207	214
		826,520
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,538
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,980
4.25% 5/24/21	6,500	7,067
Deutsche Bank AG 4.5% 4/1/25	3,000	2,830
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,826
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,864
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,899
2.85% 3/30/25	3,800	3,633
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
2.375% 1/22/18	$ 9,950	$ 10,077
2.55% 10/23/19	11,000	11,107
2.625% 1/31/19	12,850	13,083
2.9% 7/19/18	2,800	2,872
3.5% 1/23/25	5,000	4,973
3.625% 2/7/16	5,000	5,026
3.625% 1/22/23	9,000	9,244
3.85% 7/8/24	3,800	3,892
4.75% 10/21/45	5,830	5,840
5.25% 7/27/21	4,500	5,032
5.625% 1/15/17	7,000	7,309
5.75% 1/24/22	4,300	4,933
5.95% 1/18/18	3,000	3,257
6% 6/15/20	1,650	1,884
6.15% 4/1/18	7,451	8,171
6.75% 10/1/37	14,860	17,837
Lazard Group LLC:
4.25% 11/14/20	2,650	2,767
6.85% 6/15/17	828	883
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,391
6.875% 4/25/18	6,991	7,781
7.75% 5/14/38	4,175	5,762
Morgan Stanley:
2.125% 4/25/18	8,000	8,061
2.375% 7/23/19	7,550	7,600
2.5% 1/24/19	6,000	6,096
2.65% 1/27/20	11,000	11,083
3.7% 10/23/24	6,000	6,104
3.75% 2/25/23	6,775	7,016
3.875% 4/29/24	9,000	9,302
3.95% 4/23/27	5,210	5,098
4.3% 1/27/45	2,000	1,950
5.45% 1/9/17	236	247
5.5% 7/28/21	3,400	3,859
5.625% 9/23/19	2,000	2,226
5.75% 1/25/21	5,000	5,699
5.95% 12/28/17	5,745	6,226
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.375% 7/24/42	$ 2,900	$ 3,657
6.625% 4/1/18	5,055	5,596
7.25% 4/1/32	1,000	1,334
7.3% 5/13/19	3,000	3,494
State Street Corp. 2.875% 3/7/16	3,340	3,361
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,010
2.6% 8/17/20	9,400	9,493
5.45% 5/15/19	2,000	2,233
		281,503
Consumer Finance - 1.1%
American Express Co.:
4.05% 12/3/42	6,975	6,629
7% 3/19/18	5,750	6,415
American Express Credit Corp. 2.375% 3/24/17	3,825	3,878
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,349
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,622
2% 3/5/20	3,900	3,884
2.1% 6/9/19	1,600	1,603
2.25% 12/1/19	6,600	6,630
2.85% 6/1/22	4,000	3,985
Discover Financial Services:
5.2% 4/27/22	1,000	1,077
6.45% 6/12/17	2,263	2,410
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,391
2.5% 1/15/16	3,750	3,758
2.875% 10/1/18	1,575	1,586
3% 6/12/17	3,000	3,036
3.219% 1/9/22	3,500	3,451
4.134% 8/4/25	7,000	7,010
4.25% 2/3/17	7,600	7,794
4.25% 9/20/22	1,800	1,869
4.375% 8/6/23	4,000	4,184
5.875% 8/2/21	11,375	12,781
General Electric Capital Corp.:
2.95% 5/9/16	11,691	11,808
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
4.65% 10/17/21	$ 2,005	$ 2,235
5.875% 1/14/38	4,474	5,495
6.15% 8/7/37	544	690
6.375% 11/15/67 (f)	9,000	9,563
6.875% 1/10/39	1,146	1,572
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,269
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,544
1.3% 3/12/18	3,675	3,650
1.95% 12/13/18	4,825	4,862
1.95% 3/4/19	9,600	9,587
2.05% 3/10/20	7,675	7,606
2.25% 4/17/19	10,250	10,357
2.8% 1/27/23	5,000	4,929
Synchrony Financial:
2.7% 2/3/20	8,000	7,883
3% 8/15/19	5,675	5,702
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,101
2.1% 1/17/19	6,000	6,060
2.125% 7/18/19	10,400	10,473
2.15% 3/12/20	6,750	6,771
2.75% 5/17/21	2,600	2,633
		226,132
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,897
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,588
4.5% 2/11/43	2,000	2,014
Export Development Canada 1% 6/15/18	5,290	5,258
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,800
GE Capital International Funding Co.:
0.964% 4/15/16 (b)	26,000	26,032
2.342% 11/15/20 (b)	5,694	5,682
4.418% 11/15/35 (b)	20,239	20,785
ING U.S., Inc. 5.7% 7/15/43	3,750	4,368
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,724
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc.: - continued
3.75% 12/1/25	$ 5,750	$ 5,802
4% 10/15/23	3,750	3,882
International Finance Corp. 2.25% 4/11/16	5,700	5,737
KfW:
1% 1/26/18	11,500	11,457
1.125% 8/6/18	5,700	5,668
1.75% 10/15/19	15,575	15,650
1.875% 6/30/20	5,670	5,692
2% 5/2/25	3,825	3,699
2.5% 11/20/24	10,425	10,556
Ontario Province 2% 1/30/19	5,000	5,037
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,798
		160,126
Insurance - 0.8%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,209
4.35% 11/3/45	4,000	4,010
5.9% 6/15/19	3,000	3,391
American International Group, Inc.:
3.375% 8/15/20	5,775	6,017
3.75% 7/10/25	2,850	2,850
4.5% 7/16/44	8,875	8,408
4.875% 6/1/22	9,000	9,818
5.85% 1/16/18	2,000	2,168
6.4% 12/15/20	2,900	3,375
Aon Corp. 3.125% 5/27/16	8,000	8,086
Aon PLC:
3.5% 6/14/24	2,000	1,969
4% 11/27/23	3,000	3,089
4.6% 6/14/44	1,600	1,558
4.75% 5/15/45	5,880	5,840
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,255
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,057
2.35% 9/10/19	3,850	3,855
2.35% 3/6/20	4,750	4,733
2.55% 10/15/18	5,800	5,877
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.: - continued
3.5% 6/3/24	$ 1,900	$ 1,894
4.05% 10/15/23	6,775	7,035
MetLife, Inc.:
4.721% 12/15/44 (f)	5,000	5,157
5.875% 2/6/41	2,400	2,860
7.717% 2/15/19	9,000	10,572
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,942
5.1% 8/15/43	4,000	4,214
5.4% 6/13/35	447	491
5.5% 3/15/16	421	427
5.625% 5/12/41	2,000	2,254
5.7% 12/14/36	380	434
6.2% 11/15/40	2,400	2,869
7.375% 6/15/19	3,000	3,503
8.875% 6/15/38 (f)	2,944	3,356
The Chubb Corp.:
5.75% 5/15/18	4,175	4,575
6.5% 5/15/38	3,510	4,565
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,475
6.25% 6/15/37	8,350	10,543
		160,731
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,746
3.9% 6/15/23	5,650	5,627
American Tower Corp. 3.4% 2/15/19	7,475	7,690
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,854
4.125% 5/15/21	2,100	2,220
DDR Corp.:
3.375% 5/15/23	2,825	2,689
4.625% 7/15/22	1,900	1,967
Duke Realty LP:
3.625% 4/15/23	2,750	2,693
3.75% 12/1/24	5,750	5,600
5.95% 2/15/17	630	661
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 1,000	$ 1,087
ERP Operating LP:
2.375% 7/1/19	5,750	5,771
3% 4/15/23	1,875	1,843
4.625% 12/15/21	5,700	6,218
Federal Realty Investment Trust 3% 8/1/22	4,750	4,706
HCP, Inc. 3.875% 8/15/24	7,575	7,365
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,469
3.75% 3/15/23	8,660	8,510
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,266
6.65% 1/15/18	612	651
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,152
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,657
4.5% 4/1/27 (b)	9,500	9,050
Simon Property Group LP:
2.8% 1/30/17	4,700	4,772
4.125% 12/1/21	3,200	3,434
5.65% 2/1/20	4,300	4,845
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,690
		106,233
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	2,887
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,714
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,645
Liberty Property LP:
3.375% 6/15/23	2,775	2,642
3.75% 4/1/25	4,750	4,590
4.4% 2/15/24	7,425	7,566
4.75% 10/1/20	1,000	1,068
5.5% 12/15/16	1,000	1,039
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,796
3.15% 5/15/23	4,700	4,068
4.5% 4/18/22	4,210	4,068
Regency Centers LP 5.875% 6/15/17	781	827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 6,500	$ 6,407
6.125% 6/1/20	4,408	5,006
Ventas Realty LP:
3.5% 2/1/25	4,000	3,833
4.125% 1/15/26	1,450	1,449
4.375% 2/1/45	3,000	2,767
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,746
		66,118
TOTAL FINANCIALS		1,827,363
HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,720
2.5% 5/14/20	7,100	7,056
2.9% 11/6/22	5,700	5,576
3.6% 5/14/25	9,000	8,919
4.4% 11/6/42	4,775	4,449
4.7% 5/14/45	8,980	8,814
Amgen, Inc.:
2.2% 5/22/19	11,425	11,419
2.5% 11/15/16	2,000	2,027
3.125% 5/1/25	2,000	1,909
3.875% 11/15/21	9,600	10,111
5.15% 11/15/41	11,150	11,314
5.85% 6/1/17	2,928	3,113
Celgene Corp.:
3.875% 8/15/25	9,500	9,486
5% 8/15/45	3,300	3,305
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,782
3.65% 3/1/26	6,180	6,231
4.75% 3/1/46	4,750	4,834
		109,065
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	8,000	7,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.: - continued
4.5% 8/15/19	$ 3,000	$ 3,214
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,924
4.685% 12/15/44	10,180	10,336
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,297
4.625% 3/15/45	10,425	10,789
		53,524
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,955
4.125% 6/1/21	7,000	7,351
4.125% 11/15/42	4,411	4,169
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,739
4.35% 11/1/42	2,000	1,859
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,170
Cigna Corp. 4% 2/15/22	4,600	4,770
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,825
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,782
6.125% 11/15/41	3,000	3,418
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,325
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,840
McKesson Corp.:
0.95% 12/4/15	2,850	2,850
1.4% 3/15/18	4,725	4,677
3.796% 3/15/24	5,000	5,065
4.883% 3/15/44	5,000	5,072
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,816
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,306
NYU Hospitals Center 4.784% 7/1/44	7,600	7,580
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,176
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,847
2.3% 12/15/19	8,625	8,723
2.7% 7/15/20	6,000	6,107
2.875% 12/15/21	2,575	2,613
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
3.75% 7/15/25	$ 3,500	$ 3,630
4.375% 3/15/42	11,800	11,753
4.75% 7/15/45	1,670	1,761
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,005
3.3% 1/15/23	2,000	1,977
4.625% 5/15/42	2,600	2,521
4.65% 1/15/43	2,000	1,946
5.8% 8/15/40	4,000	4,480
		126,108
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,860
4.15% 2/1/24	4,379	4,589
5.3% 2/1/44	5,820	6,274
		13,723
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20	22,800	23,087
3.45% 3/15/22	18,025	18,231
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,868
6.45% 9/15/37	3,250	4,182
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,438
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,439
6.375% 5/15/38	7,218	9,274
Johnson & Johnson:
4.5% 12/5/43	6,625	7,336
4.85% 5/15/41	4,260	4,929
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,005
1.85% 2/10/20	9,000	8,998
2.25% 1/15/16	1,000	1,002
2.4% 9/15/22	2,000	1,970
3.6% 9/15/42	2,000	1,831
3.7% 2/10/45	3,400	3,151
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.: - continued
3.875% 1/15/21	$ 1,000	$ 1,074
5% 6/30/19	5,970	6,621
Mylan, Inc. 1.35% 11/29/16	5,295	5,261
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,704
3% 11/20/25	10,470	10,396
3.7% 9/21/42	2,825	2,697
4% 11/20/45	5,240	5,171
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,551
4% 11/15/23	5,000	4,930
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,871
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,527
7.2% 3/15/39	5,400	7,387
Sanofi SA 1.25% 4/10/18	7,550	7,544
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,130
3.25% 10/1/22	3,000	2,974
Zoetis, Inc.:
1.875% 2/1/18	1,000	992
3.25% 2/1/23	5,000	4,780
4.7% 2/1/43	1,300	1,130
		187,481
TOTAL HEALTH CARE		489,901
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,541
General Dynamics Corp. 2.25% 7/15/16	2,400	2,424
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,651
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,026
3.55% 1/15/26	7,600	7,674
4.7% 5/15/46	3,700	3,796
4.85% 9/15/41	2,700	2,768
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.:
1.75% 6/1/18	$ 6,900	$ 6,878
3.85% 4/15/45	1,875	1,674
4.75% 6/1/43	4,000	4,094
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,670
Raytheon Co.:
3.125% 10/15/20	2,000	2,084
3.15% 12/15/24	8,900	8,954
4.875% 10/15/40	1,000	1,099
The Boeing Co.:
2.5% 3/1/25	4,600	4,443
6% 3/15/19	1,000	1,133
6.875% 3/15/39	3,300	4,599
United Technologies Corp.:
3.1% 6/1/22	2,875	2,939
4.5% 4/15/20	4,000	4,405
4.5% 6/1/42	7,380	7,498
5.7% 4/15/40	2,000	2,376
6.125% 2/1/19	4,000	4,489
		88,215
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,403
3.2% 2/1/25	3,820	3,683
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,221
		18,307
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,254	3,462
Continental Airlines, Inc.:
4% 4/29/26	4,216	4,311
6.648% 3/15/19	750	770
6.9% 7/2/19	303	313
		8,856
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	10,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.: - continued
5.5% 9/15/19	$ 4,000	$ 4,423
Waste Management, Inc. 2.9% 9/15/22	6,675	6,565
		21,932
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,767
2.75% 11/2/22	5,725	5,585
4% 11/2/32	1,900	1,817
4.15% 11/2/42	1,900	1,780
		13,949
Industrial Conglomerates - 0.4%
3M Co. 2% 6/26/22	4,000	3,910
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,968
3.2% 6/15/22	2,150	2,167
6% 10/15/17	2,902	3,141
6.55% 10/15/37	4,250	5,389
Danaher Corp.:
2.4% 9/15/20	7,361	7,402
3.9% 6/23/21	2,900	3,102
4.375% 9/15/45	2,370	2,428
General Electric Co.:
3.375% 3/11/24	5,500	5,728
4.5% 3/11/44	8,500	8,784
5.25% 12/6/17	18,540	19,993
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,641
		70,653
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,924
5.3% 9/15/35	7,000	7,611
Deere & Co. 5.375% 10/16/29	1,000	1,164
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,036
4.65% 11/1/44	6,000	5,783
		25,518
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	$ 5,000	$ 5,440
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,774
3.05% 3/15/22	10,000	10,133
4.15% 4/1/45	1,700	1,563
4.375% 9/1/42	4,500	4,325
4.55% 9/1/44	3,000	2,939
4.9% 4/1/44	4,000	4,114
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,003
CSX Corp.:
3.4% 8/1/24	4,625	4,638
3.95% 5/1/50	2,000	1,739
4.1% 3/15/44	6,775	6,257
7.375% 2/1/19	10,000	11,530
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,428
3.25% 12/1/21	5,000	4,997
3.95% 10/1/42	1,900	1,666
5.75% 1/15/16	10,000	10,059
Union Pacific Corp. 4.75% 9/15/41	2,800	3,017
		87,622
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,770
TOTAL INDUSTRIALS		338,822
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,429
4.45% 1/15/20	2,000	2,192
4.95% 2/15/19	3,479	3,828
5.9% 2/15/39	12,416	15,231
		25,680
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	4,763
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,017
2.375% 12/17/18	3,000	3,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
3.45% 8/1/24	$ 3,650	$ 3,652
6.55% 10/1/17	2,338	2,542
7.125% 10/1/37	2,475	3,174
		22,162
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,037
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,274
1.95% 7/22/16	1,500	1,512
3.625% 2/12/24	10,000	10,310
7.625% 10/15/18	13,000	15,118
Xerox Corp.:
2.75% 3/15/19	5,000	4,883
4.5% 5/15/21	4,000	4,036
5.625% 12/15/19	1,000	1,070
		48,203
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,708
4.9% 7/29/45	3,000	3,174
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,751
		22,633
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,008
2.7% 2/12/25	17,175	16,838
3.625% 12/15/23	26,150	27,780
4.2% 6/1/19	2,000	2,177
4.45% 11/3/45	7,570	7,813
5.3% 2/8/41	1,500	1,730
Oracle Corp.:
2.25% 10/8/19	4,725	4,788
2.5% 5/15/22	9,600	9,519
3.4% 7/8/24	4,725	4,816
4.3% 7/8/34	3,875	3,899
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.: - continued
5.375% 7/15/40	$ 12,500	$ 13,949
5.75% 4/15/18	7,400	8,138
		103,455
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,578
2.7% 5/13/22	6,650	6,689
3.2% 5/13/25	10,490	10,648
3.85% 5/4/43	13,000	12,092
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,187
4.9% 10/15/25 (b)	9,750	9,626
HP, Inc.:
4.3% 6/1/21	2,780	2,777
6% 9/15/41	1,500	1,382
		56,979
TOTAL INFORMATION TECHNOLOGY		283,149
MATERIALS - 1.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,074
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,833
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,208
4.15% 2/15/43	4,000	3,566
4.625% 1/15/20	3,000	3,235
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,611
2.25% 1/12/20	3,775	3,760
5.5% 12/8/41	3,000	3,325
Lubrizol Corp. 8.875% 2/1/19	919	1,105
LYB International Finance BV:
4% 7/15/23	5,625	5,716
4.875% 3/15/44	5,850	5,629
LyondellBasell Industries NV 5% 4/15/19	3,000	3,223
Monsanto Co.:
2.125% 7/15/19	7,458	7,393
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.: - continued
2.75% 7/15/21	$ 6,357	$ 6,267
2.85% 4/15/25	3,825	3,536
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,898
4.875% 3/30/20	1,500	1,633
5.625% 12/1/40	1,800	1,941
Praxair, Inc.:
2.2% 8/15/22	2,000	1,904
2.45% 2/15/22	4,650	4,552
3.2% 1/30/26	3,840	3,871
3.55% 11/7/42	2,000	1,768
The Dow Chemical Co.:
3% 11/15/22	4,900	4,817
4.125% 11/15/21	7,700	8,103
8.55% 5/15/19	2,358	2,819
9.4% 5/15/39	3,000	4,391
The Mosaic Co. 5.625% 11/15/43	3,750	3,809
		105,987
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,414
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,166
5.25% 4/1/42	4,500	3,346
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,077
2.875% 2/24/22	9,300	9,100
5% 9/30/43	3,000	2,874
6.5% 4/1/19	2,500	2,800
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	8,866
3.1% 3/15/20	3,800	2,948
3.55% 3/1/22	5,125	3,536
3.875% 3/15/23	2,000	1,345
5.45% 3/15/43	3,000	1,883
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,054
6.25% 10/1/39	1,600	1,357
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.:
4% 8/1/23	$ 3,000	$ 3,003
5.2% 8/1/43	4,000	3,864
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,259
3.75% 6/15/25	5,810	5,559
6.5% 7/15/18	1,398	1,536
7.125% 7/15/28	2,000	2,416
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,976
2.875% 8/21/22	6,000	5,721
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,327
5.25% 11/8/42	5,775	4,313
Teck Resources Ltd.:
4.75% 1/15/22	3,850	2,137
5.2% 3/1/42	5,200	2,405
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	9,507
5.625% 9/15/19	6,210	5,968
6.25% 1/23/17	9,395	9,560
		119,903
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,711
3.8% 1/15/26	2,880	2,857
4.75% 2/15/22	11,500	12,451
		20,019
TOTAL MATERIALS		249,323
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,927
2.45% 6/30/20	5,360	5,272
3.4% 5/15/25	9,270	8,989
4.35% 6/15/45	24,760	21,649
5.55% 8/15/41	7,300	7,504
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
5.8% 2/15/19	$ 4,000	$ 4,448
6.3% 1/15/38	838	936
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	157
British Telecommunications PLC 9.625% 12/15/30 (f)	4,515	6,635
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,032
Orange SA 5.375% 7/8/19	4,000	4,432
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,872
5.462% 2/16/21	2,700	3,040
5.877% 7/15/19	2,000	2,222
6.421% 6/20/16	1,151	1,183
7.045% 6/20/36	2,600	3,157
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,680
4.272% 1/15/36	24,278	22,398
4.4% 11/1/34	3,775	3,580
4.5% 9/15/20	23,600	25,624
4.75% 11/1/41	1,000	952
5.012% 8/21/54	12,557	11,902
6.25% 4/1/37	3,121	3,533
6.35% 4/1/19	6,000	6,819
6.55% 9/15/43	12,516	15,116
6.9% 4/15/38	6,025	7,361
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,511
		200,931
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,223
6.125% 11/15/37	8,365	9,347
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,029
5.45% 10/1/43	5,775	6,224
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,977
1.5% 2/19/18	7,700	7,670
2.5% 9/26/22	3,000	2,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
2.95% 2/19/23	$ 6,900	$ 6,622
5.45% 6/10/19	6,000	6,656
		53,581
TOTAL TELECOMMUNICATION SERVICES		254,512
UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	912
4.15% 8/15/44	4,650	4,484
5.2% 6/1/41	3,850	4,177
AmerenUE:
3.9% 9/15/42	3,700	3,540
6.4% 6/15/17	2,959	3,178
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,971
2.95% 12/15/22	4,000	3,927
Appalachian Power Co. 4.45% 6/1/45	6,000	5,822
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,887
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,363
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,723
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,360
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,041
3.4% 9/1/21	1,000	1,042
3.7% 3/1/45	3,100	2,813
5.8% 3/15/18	9,945	10,845
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,761
Detroit Edison Co. 2.65% 6/15/22	8,000	7,910
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,868
4% 9/30/42	3,750	3,619
5.25% 1/15/18	4,355	4,698
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,688
3.75% 4/15/24	6,000	6,103
3.95% 10/15/23	2,443	2,534
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Progress, Inc.:
4.15% 12/1/44	$ 1,800	$ 1,783
4.375% 3/30/44	2,000	2,049
Edison International 3.75% 9/15/17	3,000	3,103
Entergy Corp. 4% 7/15/22	6,640	6,806
Exelon Corp. 3.95% 6/15/25	7,830	7,936
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,849
4.05% 10/1/44	5,419	5,386
Hydro-Quebec:
1.375% 6/19/17	1,000	1,003
2% 6/30/16	7,310	7,364
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,755
Nevada Power Co. 6.5% 8/1/18	1,555	1,735
Northern States Power Co.:
3.4% 8/15/42	2,000	1,778
4.125% 5/15/44	4,500	4,526
5.25% 3/1/18	10,500	11,330
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,885
3.75% 8/15/42	5,900	5,371
5.4% 1/15/40	4,000	4,547
PacifiCorp:
3.6% 4/1/24	4,000	4,172
6% 1/15/39	6,193	7,584
Pennsylvania Electric Co. 6.05% 9/1/17	757	811
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,921
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,686
4.2% 6/15/22	2,000	2,103
4.7% 6/1/43	1,800	1,812
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,469
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,840
6% 12/1/39	5,200	6,261
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,886
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,625
4% 6/1/44	5,000	4,883
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Puget Sound Energy, Inc. 4.3% 5/20/45	$ 6,410	$ 6,541
Tampa Electric Co. 6.15% 5/15/37	6,260	7,655
TECO Finance, Inc. 4% 3/15/16	2,875	2,896
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,988
3.45% 2/15/24	2,750	2,823
4.2% 5/15/45	2,400	2,391
4.45% 2/15/44	2,750	2,845
5% 6/30/19	5,000	5,487
6% 5/15/37	2,000	2,466
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,737
6.25% 12/1/15	2,983	2,983
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,101
		277,438
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,886
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	450
		2,336
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,653
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	3,000	2,962
5.15% 11/15/43	1,650	1,776
5.75% 4/1/18	3,750	4,081
6.5% 9/15/37	7,605	9,430
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,239
CMS Energy Corp. 4.875% 3/1/44	5,000	5,143
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,178
4.45% 3/15/44	8,000	8,031
5.5% 12/1/39	2,500	2,851
Consumers Energy Co. 2.85% 5/15/22	6,650	6,609
Delmarva Power & Light 4% 6/1/42	4,000	3,825
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,698
2.6266% 9/30/66 (f)	1,000	780
4.9% 8/1/41	2,000	1,980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (f)	$ 1,000	$ 869
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,661
5.45% 9/15/20	5,111	5,633
6.25% 12/15/40	2,453	2,915
6.4% 3/15/18	1,532	1,681
PG&E Corp. 2.4% 3/1/19	2,406	2,412
Puget Energy, Inc. 3.65% 5/15/25 (b)	8,070	7,872
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,052
Sempra Energy:
2.4% 3/15/20	12,406	12,255
2.875% 10/1/22	3,000	2,927
4.05% 12/1/23	5,000	5,219
6% 10/15/39	1,000	1,151
6.5% 6/1/16	3,000	3,081
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	3,467
		117,431
TOTAL UTILITIES		397,205
TOTAL NONCONVERTIBLE BONDS (Cost $5,154,528)		5,249,215
U.S. Government and Government Agency Obligations - 38.9%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
0.875% 10/26/17	32,907	32,835
1.125% 7/20/18	102,559	102,359
1.5% 6/22/20	566	560
1.5% 11/30/20	18,106	17,810
1.875% 9/18/18	15,050	15,303
1.875% 12/28/20	4,230	4,237
2.625% 9/6/24	4,000	4,068
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,296
0.875% 5/24/17	15,825	15,822
1% 6/21/17	35,300	35,359
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.125% 4/25/18	$ 54,675	$ 54,645
5% 11/17/17	33,300	35,861
5.5% 7/15/36	1,500	1,973
Freddie Mac:
0.875% 10/14/16	24,375	24,402
1% 6/29/17	2,660	2,665
1% 9/29/17	32,075	32,095
1.375% 5/1/20	14,000	13,837
2.375% 1/13/22	13,000	13,227
3.75% 3/27/19	2,300	2,475
6.25% 7/15/32	7,700	10,818
6.75% 3/15/31	26,000	37,558
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,458
5.375% 4/1/56	5,395	6,491
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		517,154
U.S. Treasury Obligations - 36.4%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	95,822
2.875% 8/15/45	36,710	35,891
3% 11/15/44	17,905	17,936
3% 5/15/45	43,090	43,149
3.125% 8/15/44	44,650	45,874
3.375% 5/15/44	72,390	78,057
3.5% 2/15/39	8,315	9,246
3.625% 8/15/43	26,640	30,148
3.625% 2/15/44	67,570	76,415
3.75% 11/15/43	44,780	51,828
3.875% 8/15/40	30,080	35,308
4.25% 5/15/39	26,000	32,280
4.25% 11/15/40	811	1,007
4.375% 2/15/38	8,200	10,401
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,109
4.375% 5/15/41	57,765	73,235
4.5% 2/15/36	27,520	35,487
4.5% 5/15/38	15,000	19,362
4.5% 8/15/39	39,000	50,167
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.625% 2/15/40	$ 21,500	$ 28,133
4.75% 2/15/37	9,420	12,562
4.75% 2/15/41	54,830	73,183
5% 5/15/37	11,000	15,165
5.375% 2/15/31	53,470	72,909
6.25% 5/15/30	86,360	125,917
8.75% 5/15/17	8,000	8,917
8.875% 8/15/17	5,000	5,679
8.875% 2/15/19	6,960	8,630
9% 11/15/18	4,000	4,907
9.125% 5/15/18	3,000	3,589
U.S. Treasury Notes:
0.25% 12/15/15	3	3
0.5% 2/28/17	56,690	56,491
0.5% 3/31/17	31,130	31,006
0.5% 4/30/17	64,360	64,071
0.625% 2/15/17	51,180	51,090
0.625% 5/31/17	115,140	114,758
0.625% 7/31/17	32,510	32,383
0.625% 8/31/17	67,720	67,403
0.75% 3/15/17	66,400	66,361
0.75% 4/15/18	126,660	125,705
0.875% 12/31/16	3	3
0.875% 2/28/17	109,294	109,409
0.875% 4/15/17	146,720	146,852
0.875% 5/15/17	49,260	49,293
0.875% 6/15/17	112,340	112,393
0.875% 7/15/17	100,740	100,752
0.875% 8/15/17	82,420	82,407
0.875% 10/15/17	206,880	206,735
0.875% 11/15/17	33,950	33,904
0.875% 11/30/17	62,560	62,482
0.875% 1/15/18	8,670	8,645
0.875% 7/15/18	104,000	103,285
0.875% 10/15/18	89,640	88,782
1% 3/31/17	45,115	45,235
1% 9/15/17	64,200	64,310
1% 12/15/17	112,860	112,904
1% 2/15/18	96,230	96,147
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 3/15/18	$ 56,600	$ 56,531
1% 9/15/18	32,730	32,559
1.125% 4/30/20	177,430	174,013
1.25% 10/31/18	45,190	45,248
1.25% 11/30/18	47,480	47,513
1.25% 1/31/19	14,670	14,654
1.25% 1/31/20	825	815
1.375% 6/30/18	31,800	32,012
1.375% 7/31/18	1,175	1,182
1.375% 9/30/18	95,690	96,187
1.375% 2/28/19	98,500	98,673
1.375% 1/31/20	20,920	20,778
1.375% 2/29/20	49,140	48,768
1.375% 3/31/20	6,630	6,574
1.375% 4/30/20	55,840	55,325
1.375% 8/31/20	78,960	78,029
1.375% 9/30/20	78,640	77,614
1.375% 10/31/20	5,720	5,643
1.5% 8/31/18	246,625	248,841
1.5% 12/31/18	4,060	4,089
1.5% 1/31/19	37,180	37,425
1.5% 2/28/19	32,250	32,438
1.5% 3/31/19	12,800	12,872
1.5% 10/31/19	36,700	36,740
1.5% 11/30/19	51,090	51,094
1.5% 5/31/20	39,630	39,457
1.5% 1/31/22	4,370	4,267
1.625% 4/30/19	4,980	5,024
1.625% 7/31/19	43,010	43,336
1.625% 8/31/19	100,350	101,079
1.625% 12/31/19	8,990	9,029
1.625% 6/30/20	50,460	50,464
1.625% 7/31/20	47,580	47,554
1.625% 11/30/20	80,280	80,183
1.75% 5/31/16	6,670	6,713
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,353
1.75% 10/31/20	9,960	9,989
1.75% 3/31/22	117,000	115,734
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 4/30/22	$ 15,910	$ 15,727
1.75% 9/30/22	38,970	38,387
1.875% 9/30/17	11,325	11,527
1.875% 10/31/17	40,860	41,593
1.875% 6/30/20	24,290	24,563
1.875% 11/30/21	81,260	81,263
1.875% 5/31/22	45,535	45,316
1.875% 8/31/22	69,670	69,207
1.875% 10/31/22	27,400	27,193
2% 11/30/20	31,910	32,371
2% 2/28/21	26,380	26,716
2% 5/31/21	40,290	40,732
2% 8/31/21	108,300	109,281
2% 10/31/21	29,700	29,930
2% 7/31/22	48,060	48,163
2% 11/30/22	42,170	42,190
2% 2/15/25 (e)	3,635	3,571
2% 8/15/25	76,280	74,793
2.125% 8/31/20	49,753	50,812
2.125% 1/31/21	3,060	3,119
2.125% 6/30/21	7,260	7,387
2.125% 8/15/21	90,750	92,281
2.125% 9/30/21	43,640	44,310
2.125% 12/31/21	19,320	19,584
2.125% 6/30/22	40,770	41,182
2.125% 5/15/25 (e)	74,255	73,663
2.25% 11/30/17	11,000	11,279
2.25% 4/30/21	42,310	43,369
2.25% 7/31/21	31,690	32,434
2.25% 11/15/24	85,930	86,373
2.25% 11/15/25	40,790	40,924
2.375% 8/15/24	78,790	80,067
2.5% 8/15/23	97,170	100,271
2.5% 5/15/24	95,500	98,134
2.625% 4/30/18	10,200	10,582
2.625% 8/15/20	141,000	147,185
2.625% 11/15/20	94,180	98,297
2.75% 12/31/17	3,000	3,109
2.75% 11/15/23	102,790	107,938
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/24	$ 135,610	$ 142,157
3% 8/31/16	2	2
3.125% 5/15/21	50,876	54,378
3.25% 5/31/16	14,200	14,399
3.375% 11/15/19	27,740	29,767
3.5% 2/15/18	4,000	4,214
3.5% 5/15/20	81,800	88,421
3.625% 2/15/20	59,600	64,661
3.625% 2/15/21	39,800	43,508
3.875% 5/15/18	8,000	8,547
4% 8/15/18	22,000	23,705
4.25% 11/15/17	16,000	17,024
4.5% 5/15/17	13,000	13,696
4.625% 11/15/16	13,400	13,894
4.625% 2/15/17	14,000	14,645
5.125% 5/15/16	13,100	13,377
TOTAL U.S. TREASURY OBLIGATIONS		7,485,275
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,803,063)		8,002,429
U.S. Government Agency - Mortgage Securities - 30.2%

Fannie Mae - 14.5%
2.276% 11/1/34 (f)	11,225	11,763
2.5% 3/1/27 to 8/1/43	197,314	200,022
2.5% 12/1/30 (d)	16,600	16,819
2.5% 12/1/30 (d)	4,000	4,053
2.53% 11/1/34 (f)	853	904
3% 11/1/20 to 9/1/45	595,898	605,165
3% 12/1/30 (d)	22,600	23,398
3% 12/1/30 (d)	8,000	8,282
3% 12/1/45	7,000	7,030
3.095% 4/1/41 (f)	5,727	5,947
3.5% 8/1/24 to 11/1/45	739,630	768,778
3.5% 12/1/30 (d)	1,000	1,051
3.5% 12/1/45 (d)	37,800	39,153
3.5% 12/1/45	40,000	41,432
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 7/1/18 to 3/1/45	$ 564,139	$ 599,722
4% 12/1/45	16,000	16,975
4.5% 1/1/19 to 12/1/44	229,398	248,253
4.5% 12/1/45 (d)	11,200	12,107
4.5% 12/1/45	3,000	3,243
5% 12/1/20 to 11/1/44	141,968	156,376
5% 12/1/45	1,000	1,103
5.5% 8/1/17 to 9/1/41	92,521	104,072
5.5% 12/1/45	1,000	1,117
6% 2/1/23 to 7/1/41	67,190	76,240
6.5% 3/1/22 to 6/1/40	24,647	28,474
TOTAL FANNIE MAE		2,981,479
Freddie Mac - 6.6%
1.953% 3/1/36 (f)	5,577	5,806
2.391% 12/1/35 (f)	4,816	5,116
2.471% 3/1/35 (f)	2,044	2,172
2.5% 5/1/23 to 7/1/30	118,334	120,254
2.618% 9/1/37 (f)	1,528	1,625
3% 3/1/27 to 7/1/45	355,822	360,831
3.5% 9/1/18 to 10/1/45	381,939	396,074
4% 3/1/26 to 4/1/45	210,298	223,331
4.5% 6/1/25 to 12/1/44	125,913	136,322
5% 4/1/23 to 9/1/40	62,827	69,375
5.5% 5/1/23 to 6/1/41	38,629	43,283
6% 4/1/32 to 8/1/37	1,766	2,011
6.5% 8/1/36 to 12/1/37	639	735
TOTAL FREDDIE MAC		1,366,935
Ginnie Mae - 9.1%
2.5% 10/20/42 to 3/20/44	7,893	7,738
3% 4/15/42 to 8/20/45	306,927	312,799
3% 12/1/45 (d)	5,000	5,082
3.5% 10/15/40 to 7/20/45	324,555	339,788
3.5% 12/1/45 (d)	169,600	177,128
3.5% 12/1/45 (d)	9,000	9,399
3.5% 12/1/45 (d)	105,500	110,183
3.5% 1/1/46 (d)	9,000	9,376
3.5% 1/1/46 (d)	105,500	109,906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 1/1/46 (d)	$ 64,100	$ 66,777
3.5% 1/1/46 (d)	23,000	23,961
4% 1/15/25 to 7/20/45	297,866	317,247
4% 12/1/45 (d)	3,000	3,187
4% 12/1/45 (d)	11,000	11,686
4.5% 9/15/33 to 7/20/45	180,192	194,997
4.5% 12/1/45 (d)	2,000	2,149
5% 4/20/38 to 8/20/44	94,034	104,999
5.5% 10/20/32 to 8/20/44	32,696	36,948
5.5% 12/1/45 (d)	1,000	1,102
6% 5/20/34 to 12/15/40	16,729	19,100
6.5% 8/20/36 to 1/15/39	3,290	3,803
TOTAL GINNIE MAE		1,867,355
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,143,527)		6,215,769
Asset-Backed Securities - 0.7%

BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	9,500	9,505
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,470
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,811
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,844
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,710
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,805
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,070
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,696
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	1,868	1,868
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,463
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,689
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,438
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,457
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Honda Auto Receivables Owner Trust: - continued
Series 2015-1 Class A3, 1.05% 10/15/18	$ 10,000	$ 9,980
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	2,531	2,533
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,456
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,501
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	710	710
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	1,858	1,858
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,458
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,427
TOTAL ASSET-BACKED SECURITIES (Cost $140,297)		140,749
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (f)	6,052	6,088
Series 2006-6 Class A3, 5.369% 10/10/45	2,001	2,008
Series 2007-3 Class A4, 5.5616% 6/10/49 (f)	2,459	2,547
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,444	2,526
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7049% 6/11/40 (f)	13,466	13,954
Series 2006-T22 Class A4, 5.6179% 4/12/38 (f)	76	77
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,314	9,502
Series 2007-C6 Class A4, 5.7114% 12/10/49 (f)	9,950	10,400
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	4,405	4,502
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,456
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7956% 12/10/49 (f)	2,805	2,946
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	$ 5,179	$ 5,262
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,603
Series 2007-C3 Class A4, 5.699% 6/15/39 (f)	6,018	6,245
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,104	1,146
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,741
Series K034 Class A2, 3.531% 7/25/23	9,000	9,599
Series K013 Class A2, 3.974% 1/25/21	11,575	12,576
Series K020 Class A2, 2.373% 5/25/22	10,400	10,420
Series K036 Class A2, 3.527% 10/25/23	8,975	9,554
Series K046 Class A2, 3.205% 3/25/25	33,300	34,350
Series K047 Class A2, 3.329% 5/25/25	3,860	4,019
Series K501 Class A2, 1.655% 11/25/16	16,107	16,170
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,142
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,114	3,210
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (f)	34,891	35,130
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,270
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,081
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,444
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,812
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,028	26,566
Series 2006-LDP8 Class A4, 5.399% 5/15/45	724	729
Series 2006-LDP9 Class A3, 5.336% 5/15/47	504	516
Series 2007-CB19 Class A4, 5.695% 2/12/49 (f)	28,380	29,496
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (f)	8,435	8,678
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,845	11,156
Series 2006-LDP7 Class A4, 6.1047% 4/15/45 (f)	2,548	2,563
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (f)	3,252	3,407
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	$ 566	$ 576
Series 2006-C7 Class A3, 5.347% 11/15/38	945	966
Series 2007-C1 Class A4, 5.424% 2/15/40	1,104	1,133
Series 2007-C2 Class A3, 5.43% 2/15/40	497	513
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,241	1,282
Series 2007-C7 Class A3, 5.866% 9/15/45	5,282	5,607
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (b)(f)	1,103	1,100
Series 2007-C1 Class A4, 5.8373% 6/12/50 (f)	4,800	4,974
Series 2008-C1 Class A4, 5.69% 2/12/51	1,928	2,037
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	18	18
Series 2007-5 Class A4, 5.378% 8/12/48	6,196	6,364
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	2,000	2,069
Series 2007-7 Class A4, 5.7427% 6/12/50 (f)	4,114	4,295
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	396
Series 2007-8 Class A3, 5.8772% 8/12/49 (f)	1,094	1,146
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,685
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,130
Series 2006-IQ11 Class A4, 5.7565% 10/15/42 (f)	116	116
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,972
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	164	51
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	32,194
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,103
Class A5, 5.5% 4/15/47	7,950	8,232
Series 2007-C32 Class A3, 5.7127% 6/15/49 (f)	8,092	8,351
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (f)	24,068	24,987
Class A5, 5.9524% 2/15/51 (f)	839	890
Series 2005-C22 Class B, 5.3981% 12/15/44 (f)	2,812	2,806
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class AM, 5.72% 5/15/43 (f)	$ 664	$ 673
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,876
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $519,568)		548,502
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,261
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,232
California Gen. Oblig. 7.55% 4/1/39	15,000	22,154
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,846
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,442
Series 2011:
4.961% 3/1/16	2,830	2,857
5.877% 3/1/19	9,700	10,404
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	7,501
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,454
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,479
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,699
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,388
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,840
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,108
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,653
Series 2010 164, 5.647% 11/1/40	5,210	6,145
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,709
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	$ 1,000	$ 1,225
Series 2015 AP, 3.931% 5/15/45	3,740	3,633
TOTAL MUNICIPAL SECURITIES (Cost $140,398)		154,030
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.25% 1/7/25	3,775	3,284
4.875% 1/22/21	15,540	15,043
5.625% 1/7/41	11,975	9,520
5.875% 1/15/19	1,300	1,365
6% 1/17/17	3,000	3,105
Canadian Government 1.125% 3/19/18	6,640	6,638
Chilean Republic 3.25% 9/14/21	9,000	9,360
Colombian Republic:
2.625% 3/15/23	7,575	6,818
4% 2/26/24	4,825	4,716
5% 6/15/45	2,000	1,750
5.625% 2/26/44	7,775	7,406
6.125% 1/18/41	4,750	4,821
7.375% 3/18/19	3,450	3,902
Export Development Canada:
1.25% 10/26/16	4,000	4,017
1.5% 10/3/18	1,700	1,708
Israeli State 4% 6/30/22	7,000	7,569
Italian Republic:
5.375% 6/12/17	2,375	2,510
6.875% 9/27/23	6,000	7,428
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,848
3% 6/30/25	2,400	2,465
KfW:
0.5% 4/19/16	8,000	7,997
0.75% 3/17/17	8,000	7,984
1.5% 4/20/20	2,825	2,794
1.875% 4/1/19	16,930	17,121
2.125% 1/17/23	12,000	11,960
2.75% 10/1/20	4,175	4,354
4% 1/27/20	3,000	3,274
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 27,838
Korean Republic 7.125% 4/16/19	6,650	7,769
Manitoba Province:
1.3% 4/3/17	3,420	3,431
2.1% 9/6/22	1,900	1,846
3.05% 5/14/24	1,500	1,528
New Brunswick Province 2.75% 6/15/18	4,350	4,489
Ontario Province:
1% 7/22/16	17,000	17,021
4% 10/7/19	15,000	16,145
Panamanian Republic:
3.75% 3/16/25	3,800	3,753
4% 9/22/24	4,800	4,836
4.3% 4/29/53	5,675	4,909
5.2% 1/30/20	1,800	1,951
Peruvian Republic:
4.125% 8/25/27	2,800	2,800
5.625% 11/18/50	7,150	7,543
6.55% 3/14/37	3,075	3,644
7.125% 3/30/19	1,900	2,188
Philippine Republic:
3.95% 1/20/40	5,100	5,188
4.2% 1/21/24	4,765	5,192
6.375% 10/23/34	10,375	13,731
6.5% 1/20/20	6,144	7,194
Polish Government:
4% 1/22/24	4,550	4,809
5% 3/23/22	14,500	16,149
Province of British Columbia 1.2% 4/25/17	7,600	7,620
Province of Quebec:
2.75% 8/25/21	20,000	20,406
2.875% 10/16/24	2,075	2,095
South African Republic:
5.875% 5/30/22	7,675	8,382
6.875% 5/27/19	6,750	7,447
Turkish Republic:
5.75% 3/22/24	3,000	3,194
6% 1/14/41	13,200	13,484
6.25% 9/26/22	13,225	14,514
6.75% 4/3/18	8,375	9,048
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Turkish Republic: - continued
7.5% 11/7/19	$ 2,625	$ 2,973
United Mexican States:
3.5% 1/21/21	7,400	7,537
3.625% 3/15/22	3,000	3,030
4% 10/2/23	18,750	19,125
4.6% 1/23/46	3,000	2,753
4.75% 3/8/44	9,700	9,118
5.55% 1/21/45	1,316	1,382
6.05% 1/11/40	4,800	5,388
Uruguay Republic:
4.125% 11/20/45	4,750	3,788
4.5% 8/14/24	3,625	3,725
5.1% 6/18/50	3,875	3,449
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $497,067)		495,169
Supranational Obligations - 1.4%

African Development Bank:
0.875% 5/15/17	1,000	999
0.875% 3/15/18	1,900	1,886
1.125% 3/15/17	1,300	1,304
1.625% 10/2/18	2,800	2,820
2.375% 9/23/21	2,900	2,962
Asian Development Bank:
1.125% 3/15/17	5,000	5,015
1.125% 6/5/18	7,290	7,272
1.5% 1/22/20	4,750	4,726
1.875% 4/12/19	12,000	12,152
1.875% 2/18/22	2,000	1,986
2.125% 11/24/21	4,825	4,848
Council of Europe Development Bank:
1% 3/7/18	1,900	1,890
2.625% 2/16/16	4,250	4,268
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,710
1.75% 6/14/19	4,700	4,738
1.75% 11/26/19	2,875	2,891
2.5% 3/15/16	3,800	3,823
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank:
0.875% 4/18/17	$ 11,000	$ 10,986
1.125% 8/15/18	6,590	6,550
1.25% 5/15/18	3,550	3,546
1.375% 6/15/20	2,725	2,673
1.625% 6/15/17	4,640	4,683
1.625% 12/18/18	30,900	31,079
1.75% 3/15/17	5,000	5,052
1.75% 6/17/19	8,625	8,672
1.875% 3/15/19	3,000	3,034
1.875% 2/10/25	3,000	2,873
2.125% 10/15/21	2,840	2,853
2.25% 8/15/22	1,880	1,896
2.5% 4/15/21	4,650	4,781
2.5% 10/15/24	5,725	5,807
2.875% 9/15/20	9,000	9,427
3.25% 1/29/24	2,000	2,140
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,160
1.75% 10/15/19	1,375	1,386
2.125% 1/15/25	1,830	1,791
3% 10/4/23	3,575	3,795
3.875% 9/17/19	5,000	5,416
4.375% 1/24/44	4,000	4,728
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,047
1% 9/15/16	9,000	9,033
1% 6/15/18	5,600	5,564
1.625% 2/10/22	3,900	3,807
1.875% 10/7/19	3,825	3,873
2.25% 6/24/21	16,075	16,341
2.5% 11/25/24	5,700	5,778
2.5% 7/29/25	3,790	3,833
International Finance Corp.:
1.625% 7/16/20	2,870	2,858
1.75% 9/16/19	11,350	11,380
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $275,888)		279,132
Bank Notes - 0.1%
	Principal Amount (000s)	Value (000s)
American Express Bank FSB 6% 9/13/17	$ 615	$ 662
Bank of America NA:
5.3% 3/15/17	3,500	3,659
6% 10/15/36	2,419	2,923
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,007
JPMorgan Chase Bank 6% 10/1/17	7,075	7,617
KeyBank NA 2.5% 12/15/19	4,000	4,016
Regions Bank 7.5% 5/15/18	2,000	2,235
UBS AG Stamford Branch:
5.75% 4/25/18	830	901
5.875% 12/20/17	2,034	2,200
TOTAL BANK NOTES (Cost $24,689)		26,220
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(f) (Cost $1,176)	1,725	1,806
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $210,738)	210,737,740	210,738
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $20,910,939)		21,323,759
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(769,500)
NET ASSETS - 100%		$ 20,554,259
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 12/1/45	$ (56,900)	$ (58,937)
3.5% 12/1/45	(19,000)	(19,680)
TOTAL FANNIE MAE		(78,617)
Ginnie Mae
3.5% 12/1/45	(9,000)	(9,399)
3.5% 12/1/45	(105,500)	(110,183)
3.5% 12/1/45	(64,100)	(66,945)
3.5% 12/1/45	(105,500)	(110,183)
5% 12/1/45	(1,000)	(1,083)
TOTAL GINNIE MAE		(297,793)
TOTAL TBA SALE COMMITMENTS (Proceeds $376,130)		$ (376,410)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,683,000 or 0.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchases on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,308,359.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Securities Lending Cash Central Fund	30
Total	$ 99
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,249,215	$ -	$ 5,249,215	$ -
U.S. Government and Government Agency Obligations	8,002,429	-	8,002,429	-
U.S. Government Agency - Mortgage Securities	6,215,769	-	6,215,769	-
Asset-Backed Securities	140,749	-	140,749	-
Commercial Mortgage Securities	548,502	-	548,451	51
Municipal Securities	154,030	-	154,030	-
Foreign Government and Government Agency Obligations	495,169	-	495,169	-
Supranational Obligations	279,132	-	279,132	-
Bank Notes	26,220	-	26,220	-
Preferred Securities	1,806	-	1,806	-
Money Market Funds	210,738	210,738	-	-
Total Investments in Securities:	$ 21,323,759	$ 210,738	$ 21,112,970	$ 51
Other Financial Instruments:
TBA Sale Commitments	$ (376,410)	$ -	$ (376,410)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $20,893,416,000. Net unrealized appreciation aggregated $430,343,000, of which $586,705,000 related to appreciated investment securities and $156,362,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events<, changes in interest rates and credit quality>. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016